As filed with the Securities and Exchange Commission on September 4, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09303 & 811-09923
Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
(Exact name of registrant as specified in charter)
555 Taxter Road, Suite 175
Elmsford, NY 10523
(Address of principal executive offices) (Zip code)
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)
(800) 930-3828
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2008
Date of reporting period: June 30, 2008

Item 1.  Report to Stockholders.

June 30, 2008 www.kineticsfunds.com

Semi-Annual Report

The Internet Fund
 The Global Fund
 The Paradigm Fund
 The Medical Fund
 The Small Cap Opportunities Fund
 The Kinetics Government Money Market Fund
 The Market Opportunities Fund
 The Water Infrastructure Fund
 The Multi-Disciplinary Fund

LOGO Each a series of Kinetics Mutual Funds, Inc.

(Kinetics Mutual Funds, Inc.)

KINETICS MUTUAL FUNDS, INC.

June 30, 2008

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders:

We are pleased to present the Kinetics Mutual Funds’ Semi-Annual Report for the six-month period ended June 30, 2008. On balance, the Kinetics Family of Mutual Funds had disappointing results for the first half of 2008, with declines of 18.85% for The Paradigm Fund, 24.37% for the Small-Cap Opportunities Fund, 28.10% for the Market Opportunities Fund, 19.98% for the Internet Fund, and 23.47% for The Global Fund. Our Medical Fund had a modest decline of 2.88%, the Water Infrastructure Fund declined by only 2.26%, and the Multi-Disciplinary Fund, since its inception on February 11, 2008, declined by 2.90%. This compares with first-half 2008 declines of 11.91% and 13.55% for the S&P 500 Index(l) and the NASDAQ Composite Index(2), respectively.

Over time, we have informed you that our long-term investment results will be driven by the underlying business operations of the companies we own. This is an outgrowth of our low-turnover investment strategy. Based on the first six months of this year, one would think that the operations of our companies suffered greatly. This, to a very large measure, is not the case at all. The upward shift in the equity risk premium cut across virtually all holdings, but it was most dramatic in our financial services and Chinese holdings. We believe our positions in these companies have very little credit risk and are being lumped into a class of investments, unfairly in our opinion, that are having real operational and financial problems. A great many of our companies are reporting earnings in line with our expectations; yet, the stocks are down, in some instances substantially. With the passage of time, we expect our companies to be separated from the troubled ones. At present, we believe our Funds offer significant value for long-term investors.

We continue to inform our shareholders through our website, www.kineticsfunds.com. This website provides a broad array of information, including recent portfolio holdings, quarterly investment commentaries, newsflashes, recent performance data, and online access to account information.

Kinetics offers the following Funds to investors:

The Paradigm Fund focuses on companies that currently have, or which should soon have, sustainable high returns on equity. The Fund has produced attractive returns over the last 8 1/2 years.

The Small Cap Opportunities Fund focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long- term investment results.

The Medical Fund is a sector fund, offering an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. As a sector fund, The Medical Fund is likely to have heightened volatility.

The Internet Fund is a sector fund that focuses on companies engaged in the evolution of Internet-related developments. As such, this Fund has been, and is likely to continue to be, quite volatile. The Internet Fund is not designed to be a major component of one’s equity exposure. We view a segment of this Fund’s holdings as publicly traded venture capital and are quite aware that many of these investments will not fulfill their early promise. However, we expect that, over time, some small percentage will develop into excellent investments, allowing the Fund to produce overall attractive, albeit lumpy, returns.

The Global Fund’s mandate was changed in March 2008 to focus on international investments, currently with particular emphasis on China and other Asian markets.

The Market Opportunities Fund focuses on those companies that benefit from increasing transactional volume, such as publicly-traded exchanges, or that act as facilitators, such as gaming companies, airports and publicly-traded toll roads.

The Water Infrastructure Fund is a sector fund that invests in global companies engaged in water infrastructure and water-specific natural resources, as well as related activities. This fund is sub-advised by Aqua Terra Asset Management, LLC.

The Multi-Disciplinary Fund is a unique fund that utilizes a two part investment strategy, which includes fixed income securities and a derivative component. The derivative component generally involves selling written equity put options.

The Kinetics Government Money Market Fund is a short-term investment vehicle that provides a useful service for those participating in our equity product offerings.

Peter B. Doyle
President
Kinetics Mutual Funds, Inc.

(1)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.
(2)	The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. You cannot invest directly in an index.

KINETICS MUTUAL FUNDS, INC.
Investment Commentary

Prior to writing this commentary, we re-read our investment commentary from the 2007 semi-annual report. The paragraph below is worth restating, especially given the turmoil surrounding the capital markets:

“Equities investing, which constitutes deferred consumption, requires patience because stock price movements in the short term, 1 to 2 years, are often random. To allow the business operations of the companies one owns to start generating decent returns requires a 3 to 5 year time horizon, if not longer. Thus, as always, we would counsel any investor with cash needs expected to develop in less than 3 years to invest in more conservative alternatives, such as U.S. Treasuries. The preceding comment is merely the recognition of the nature of stock investing and not a prediction of what is going to unfold in the shorter term. Too frequently, investors experience a poor investment result even when they are with capable managers, primarily because the time horizon of the investor is out of sync with the parameters of stock investing and/or because the individual investor is chasing recent past performance.”

The question that investors in the Kinetics’ Funds (with the exclusion of the Medical and Water Infrastructure Funds) must be asking themselves is this: “Has Kinetics become so wedded to its positions that it cannot admit its mistakes, or has it been rejecting, or, at least heavily discounting, data that would invalidate its views?” In other words, has Kinetics fallen into a malaise such that it is standing by passively, watching as dire events unfold? This particular assessment, perhaps, might seem self-evident given our exposure to financial services stocks and Chinese stocks, which every other holder seems to be reducing. In addition, it is human nature to seek out data that supports one’s views and to disregard that which does not. This mental tendency is well known to us and something we go to great lengths to avoid.

Any success that we have had historically or plan to have in the future is rooted in the facts as we understand them. Investment success is directly correlated to a correct analysis of data, one’s reasoning and temperament. We have no emotional ties to our companies and would sell them if we believed that their business returns were somehow permanently impaired. Further, we never would have purchased them if we had not believed that we were receiving value for the prices originally paid.

As a long-term stock investor, one can hope to approach (receive) the actual returns of the businesses themselves, in much the same way one achieves a return from a bond coupon. A stock’s performance inevitability must be linked to the underlying business itself. One does not own a piece of paper, but rather, a fractional interest in a real company. If you purchase at par (100% of face value) 10-year Treasury notes with a 5% coupon and hold them to maturity, your annualized rate of return, over the life of the notes, will be 5%. This is true even if at the end of year three the notes trade at a price of $50. Of course, for that particular year you would have a large negative return. However, your annualized return from year three onward would be vastly higher than your original expected return, but your ultimate annualized return on original investment would be 5%. An investor who purchased the notes at a price of $50 would have a very different return profile in relation to her cost basis, but from that point forward the return to both investors (original and new) would be identical.

Prior to the recent stock market downturn, we believed we owned a collection of companies that would collectively generate a very high rate of return for our investors, with the passage of time. Nothing that has occurred over the last six months has dissuaded us from that view. In fact, based on the logic set forth above, we believe the return profile of our Funds has improved dramatically as a result of the downturn, in much the same way as that of the investor who purchased the notes at a price of $50. This statement, however, does not mean that our Funds cannot go lower from here, but it does mean that we believe our Funds are performing well below their perceived channel rates of return. In order for them to achieve such channel rates of return, their future returns, at some point, must be far higher.

From our perspective, at the exact time when our investors are most concerned they should actually be the most optimistic. If we, in fact, did originally identify excellent businesses, which are now suffering from a temporary collective price decline, investors should be hopeful. This is the reason for our own optimism. With few exceptions, we believe our companies have a higher intrinsic worth today than they did at the start of the year.

Even a casual observer of the stock market believes that stock prices, in the short-term, are driven by fear and greed. The current decline in the market stems from the conviction that the economy is going into, or already is in, a severe downturn, principally as a consequence of the “de-leveraging” of the financial services sector, initially stemming from the sub-prime mortgage market and later blossoming into a full blown liquidity crisis. While the Federal Reserve has been accommodating, some believe an earnings collapse will occur sometime in the future, making stocks a bad bet despite the absolute and relative low interest rate environment.

We are of the belief that the system is not de-leveraging. If you visit the website of the Federal Reserve at www.federalreserve.gov, you can verify this conclusion for yourself. Under the section All Statistical Releases, you can find the weekly collective balance sheet of U.S. commercial banks. The numbers do not reveal a de-leveraging, or a meaningful diminution of credit. The net worth of the banks is fairly robust, despite the massive write-downs taken. This information can explain why Ben Bernanke, on June 10th, stated “The risk that the economy has entered a substantial downturn appears to have diminished over the past month or so.” We cannot confirm, based on Federal Reserve statistics, a massive de-leveraging. Thus, we do not believe that the primary fear driving the market has any basis in fact. Our financial system cannot function in its current form without leverage, and it appears the Federal Reserve will take the necessary steps to maintain the availability of such leverage. The prospective return profile for the financial intermediaries (which assume real capital risk) would not support a system that hopes to operate in today’s environment without leverage. Furthermore, we believe the de-leveraging of a Lehman Brothers does not mean a de-leveraging of the entire system.

A second website that should be visited is that of MBIA.com. Recently, MBIA’s Chief Executive Officer, Jay Brown, authored several shareholder letters. MBIA resides at the eye of the credit crisis storm and has been targeted by prominent short-sellers as being effectively bankrupt. Mr. Brown displays little fear for the financial health of his company and expresses a good deal of derision for the rating agencies. One cannot read these commentaries and remain neutral regarding the prospects for MBIA. Mr. Brown’s view is in accord with that of the famed value investor, Marty Whitman. We have never seen a company where two more extreme views exist among well-regarded investors (short-sellers vs. famed value investors). This situation cannot go on indefinitely, as certain MBIA-related events are expected to occur, which will reveal which side has done the proper analysis. While both sides can ultimately make money, only one side is going to have an accurate perception of the company’s financial health.

Another illuminating website to visit is bankstocks.com. This website is the creation of Tom Brown and Vernon W. Hill. Mr. Brown is a highly regarded financial analyst who is known for his independent views. He has written a number of articles regarding the financial crisis that seem to be rooted in factual data, as opposed to mere opinion. Several recently published articles advance the view (a distinctly minority view) that the sub-prime loss estimates are too pessimistic. According to data analyzed by Mr. Brown, the problems in sub-prime mortgages peaked in November of 2007. This view is consistent with that of my colleague Murray Stahl, as purported in the early part of this year, to the effect that others were making unrealistically draconian assumptions.

The default rate, by definition, must decline as the shutdown of the sub-prime market guarantees such a result. The problem vintages are becoming seasoned, and we believe the losses have almost certainly been overstated, leaving aside the confusion over mark-to-market accounting, which would require, as shown in our Treasury Notes example above, a write-down of 50% of our equity investment, despite the fact that we know that we will receive our entire principal back.

We have listened to the views of a great number of “financial experts,” and based on available data, we cannot confirm the validity of their extremely negative views. That is not to say that the housing crisis, the liquidity crisis and inflationary pressures have not had their effect on the health of the economy. However, an objective analysis of these conditions does not support the type of sell-off that has occurred for many of our companies. The more interesting question investors should be asking is: “Why has economic activity held up so well nine months into this crisis?” The answer, in our opinion, is that there are an abundance of positive factors (most notably the large capital expenditures going on in the utility sector and exports) that are having a very salutary effect, but which never get written about in the financial press. A cursory reading of headlines would cause one to expect to see massive bread lines in Manhattan, one of the world’s financial capitals.

Should investor sentiment change, which we expect to occur, our Funds are poised for an impressive rebound. The last time we saw such massive dislocation was in the utility sector at the time of the collapse of Enron in 2001. Most analysts and investors had extremely negative views, unsupported by the underlying facts, which created tremendous opportunity. Companies like Williams Companies rebounded from a price of under a $1 a share to over $35 today. For us, the price of admission for excellent long term results is heightened volatility risk. This risk, while perhaps psychologically and emotionally unpleasant for most, is not synonymous with the permanent erosion of capital. Today’s conditions are, in our opinion, an investor’s ideal scenario.

We thank you for your confidence and look forward to more prosperous times.

Peter B. Doyle
Chief Investment Strategist

Disclosure
This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment program, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Mutual Fund investing involves risk. Principal loss is possible. Because the Funds [other than The Paradigm Fund, The Small Cap Opportunities Fund, The Market Opportunities Fund and The Kinetics Government Money Market Fund] invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet and biotechnology stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries and have experienced extreme price and volume fluctuations. International investing [for The Global Fund, The Water Infrastructure Fund, The Paradigm Fund, The Market Opportunities Fund, The Small Cap Opportunities Fund and The Internet Fund] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share price for these Funds is expected to be more volatile than that of a U.S.-only fund. Past performance is no guarantee of future performance.

As of March 14, 2008, The Global Portfolio, formerly known as the Internet Emerging Growth Portfolio, changed its name and investment mandate.

Because smaller companies [for The Global Fund, The Small Cap Opportunities Fund and the Water Infrastructure Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Investments [for the Multi-Disciplinary Fund] in futures, swaps and other derivative instruments may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. To the extent the Funds segregate assets to cover derivative positions, they may impair their ability to meet current obligations, to honor requests for redemption and to manage the Funds in a manner consistent with their respective investment objectives. Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities that entail greater than ordinary investment risk.

As non-diversified [other than The Kinetics Government Money Market Fund] Funds, the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies.

An investment in the Kinetics Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of Kinetics Portfolios Trust.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

The Nasdaq Composite (NASDAQ) and the Standard & Poor’s 500 Index (S&P 500) each represent an unmanaged, broad-basket of stocks. They are typically used as a proxy for overall market performance.

Distributor:  Kinetics Funds Distributor, Inc. is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor, Inc. is an affiliate of Kinetics Asset Management, Inc., Investment Adviser to Kinetics Mutual Funds, Inc.

For more information, log onto www.kineticsfunds.com.

July 1, 2008 — Kinetics Asset Management, Inc.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Expense Example
June 30, 2008 (Unaudited)

Shareholders incur two type of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by the Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2008 and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses

The first two lines of each of the accompanying tables provide information about actual account values and actual expenses. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all of its investable assets in a corresponding Master Portfolio, a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

The Feeder Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between the Feeder Fund and any other series of Kinetics Mutual Funds, Inc. The Feeder Fund’s transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Feeder Fund’s transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Feeder Funds will assess a 2.00% fee on certain redemption or exchange of Fund shares held for less than thirty days after purchase. These fees will be paid to the Feeder Funds to help offset transaction costs. The Feeder Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Feeder Funds or shareholders.

You may use the information provided in the second line, together with the amounts you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the second line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The third and fourth lines of each of the accompanying tables below provide information about hypothetical account values and hypothetical expenses based on the Feeder Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Feeder Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Feeder Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/08)	Value (6/30/08)	Ratio	(1/1/08 to 6/30/08)
The Internet Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$800.20	1.97%	$8.82
No Load Class Actual — after expense reimbursement	$1,000.00	$800.20	1.90%	$8.50
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.07	1.97%	$9.87
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.42	1.90%	$9.52

Advisor Class A Actual — before expense reimbursement	$1,000.00	$798.90	2.22%	$9.93
Advisor Class A Actual — after expense reimbursement	$1,000.00	$798.90	2.15%	$9.62
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.82	2.22%	$11.12
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.17	2.15%	$10.77

Advisor Class C Actual — before expense reimbursement	$1,000.00	$797.20	2.72%	$12.15
Advisor Class C Actual — after expense reimbursement	$1,000.00	$797.20	2.65%	$11.84
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,021.74	2.72%	$13.67
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,011.69	2.65%	$13.25

The Global Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$765.30	5.47%	$24.01
No Load Class Actual — after expense reimbursement	$1,000.00	$765.30	1.42%	$6.23
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$997.61	5.47%	$27.17
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.80	1.42%	$7.12

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/08)	Value (6/30/08)	Ratio	(1/1/08 to 6/30/08)
Advisor Class A Actual — before expense reimbursement **	$1,000.00	$822.40	12.59%	$13.16
Advisor Class A Actual — after expense reimbursement**	$1,000.00	$822.40	1.64%	$1.71
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$943.13	12.59%	$60.83
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$997.58	1.64%	$8.15

Advisor Class C Actual — before expense reimbursement**	$1,000.00	$822.40	13.09%	$13.69
Advisor Class C Actual — after expense reimbursement**	$1,000.00	$822.40	2.14%	$2.24
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$940.65	13.09%	$63.16
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$995.10	2.14%	$10.62

The Paradigm Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$811.50	1.69%	$7.61
No Load Class Actual — after expense reimbursement	$1,000.00	$811.50	1.67%	$7.52
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.46	1.69%	$8.47
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.56	1.67%	$8.37

Advisor Class A Actual — before expense reimbursement	$1,000.00	$810.60	1.94%	$8.73
Advisor Class A Actual — after expense reimbursement	$1,000.00	$810.60	1.92%	$8.64
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.22	1.94%	$9.72
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.32	1.92%	$9.62

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/08)	Value (6/30/08)	Ratio	(1/1/08 to 6/30/08)
Advisor Class C Actual — before expense reimbursement	$1,000.00	$808.70	2.44%	$10.97
Advisor Class C Actual — after expense reimbursement	$1,000.00	$808.70	2.42%	$10.88
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.73	2.44%	$12.21
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.83	2.42%	$12.11

Institutional Class Actual — before expense reimbursement	$1,000.00	$812.40	1.64%	$7.39
Institutional Class Actual — after expense reimbursement	$1,000.00	$812.40	1.47%	$6.62
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.71	1.64%	$8.22
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.55	1.47%	$7.37

The Medical Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$971.20	2.31%	$11.32
No Load Class Actual — after expense reimbursement	$1,000.00	$971.20	1.42%	$6.96
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.38	2.31%	$11.56
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.80	1.42%	$7.12

Advisor Class A Actual — before expense reimbursement	$1,000.00	$970.10	2.56%	$12.54
Advisor Class A Actual — after expense reimbursement	$1,000.00	$970.10	1.67%	$8.18
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.13	2.56%	$12.81
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.56	1.67%	$8.37

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/08)	Value (6/30/08)	Ratio	(1/1/08 to 6/30/08)
Advisor Class C Actual — before expense reimbursement	$1,000.00	$967.90	3.06%	$14.97
Advisor Class C Actual — after expense reimbursement	$1,000.00	$967.90	2.17%	$10.62
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,021.35	3.06%	$15.38
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,022.37	2.17%	$10.91

The Small Cap Opportunities Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$756.30	1.77%	$7.73
No Load Class Actual — after expense reimbursement	$1,000.00	$756.30	1.67%	$7.29
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.06	1.77%	$8.87
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.56	1.67%	$8.37

Advisor Class A Actual — before expense reimbursement	$1,000.00	$755.30	2.02%	$8.82
Advisor Class A Actual — after expense reimbursement	$1,000.00	$755.30	1.92%	$8.38
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.82	2.02%	$10.12
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.32	1.92%	$9.62

Advisor Class C Actual — before expense reimbursement	$1,000.00	$753.30	2.52%	$10.99
Advisor Class C Actual — after expense reimbursement	$1,000.00	$753.30	2.42%	$10.55
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,021.97	2.52%	$12.67
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,022.09	2.42%	$12.17

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/08)	Value (6/30/08)	Ratio	(1/1/08 to 6/30/08)
Institutional Class Actual — before expense reimbursement	$1,000.00	$756.90	1.72%	$7.51
Institutional Class Actual — after expense reimbursement	$1,000.00	$756.90	1.47%	$6.42
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.31	1.72%	$8.62
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,023.18	1.47%	$7.39

The Kinetics Government Money Market Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,006.60	3.73%	$18.61
No Load Class Actual — after expense reimbursement	$1,000.00	$1,006.60	0.91%	$4.54
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,006.32	3.73%	$18.61
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,020.34	0.91%	$4.57

The Market Opportunities Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$719.00	1.78%	$7.61
No Load Class Actual — after expense reimbursement	$1,000.00	$719.00	1.67%	$7.14
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.01	1.78%	$8.92
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.56	1.67%	$8.37

Advisor Class A Actual — before expense reimbursement	$1,000.00	$718.10	2.03%	$8.67
Advisor Class A Actual — after expense reimbursement	$1,000.00	$718.10	1.92%	$8.20
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.77	2.03%	$10.17
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.32	1.92%	$9.62

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/08)	Value (6/30/08)	Ratio	(1/1/08 to 6/30/08)
Advisor Class C Actual — before expense reimbursement	$1,000.00	$716.40	2.53%	$10.80
Advisor Class C Actual — after expense reimbursement	$1,000.00	$716.40	2.42%	$10.33
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,021.96	2.53%	$12.72
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,022.07	2.42%	$12.17

Institutional Class Actual — before expense reimbursement**	$1,000.00	$846.10	1.77%	$1.87
Institutional Class Actual — after expense reimbursement**	$1,000.00	$846.10	1.43%	$1.51
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$996.94	1.77%	$8.79
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$998.63	1.43%	$7.11

The Water Infrastructure Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$977.40	2.22%	$10.91
No Load Class Actual — after expense reimbursement	$1,000.00	$977.40	1.65%	$8.11
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.82	2.22%	$11.12
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.66	1.65%	$8.27

Advisor Class A Actual — before expense reimbursement	$1,000.00	$975.40	2.47%	$12.13
Advisor Class A Actual — after expense reimbursement	$1,000.00	$975.40	1.90%	$9.33
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.58	2.47%	$12.36
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.42	1.90%	$9.52

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/08)	Value (6/30/08)	Ratio	(1/1/08 to 6/30/08)
Advisor Class C Actual — before expense reimbursement	$1,000.00	$973.40	2.97%	$14.57
Advisor Class C Actual — after expense reimbursement	$1,000.00	$973.40	2.40%	$11.78
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,010.09	2.97%	$14.84
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.93	2.40%	$12.01

Institutional Class Actual — before expense reimbursement	$1,000.00	$978.40	2.17%	$10.67
Institutional Class Actual — after expense reimbursement	$1,000.00	$978.40	1.45%	$7.13
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.07	2.17%	$10.87
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.65	1.45%	$7.27

The Multi-Disciplinary Fund
No Load Class Actual — before expense reimbursement***	$1,000.00	$971.00	17.67%	$66.61
No Load Class Actual — after expense reimbursement***	$1,000.00	$971.00	1.49%	$5.62
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$931.26	17.67%	$84.85
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,011.72	1.49%	$7.45

Advisor Class A Actual — before expense reimbursement***	$1,000.00	$970.00	17.92%	$67.52
Advisor Class A Actual — after expense reimbursement***	$1,000.00	$970.00	1.74%	$6.56
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$930.02	17.92%	$85.99
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,010.47	1.74%	$8.70

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period*
	Value (1/1/08)	Value (6/30/08)	Ratio	(1/1/08 to 6/30/08)
Advisor Class C Actual — before expense reimbursement***	$1,000.00	$968.00	18.42%	$69.33
Advisor Class C Actual — after expense reimbursement***	$1,000.00	$968.00	2.24%	$8.43
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$927.53	18.42%	$88.28
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,007.99	2.24%	$11.18

Institutional Class Actual — before expense reimbursement***	$1,000.00	$972.00	17.62%	$66.46
Institutional Class Actual — after expense reimbursement***	$1,000.00	$972.00	1.29%	$4.87
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$931.51	17.62%	$84.62
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.71	1.29%	$6.46

Note:	Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions includes Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

*	Expenses are equal to the Fund’s annualized expense ratio before expense reimbursement and after expense reimbursement multiplied by the average account value over the period, multiplied by 182/366.

**	Expenses paid 5/19/08-6/30/08 are equal to the Fund’s annualized expense ratio before expense reimbursement, and after expense reimbursement, multiplied by 42/366 (to reflect the inception date to the end of the semi-annual period).

***	Expenses paid 2/11/08-6/30/08 are equal to the Fund’s annualized expense ratio before expense reimbursement and after expense reimbursement, multiplied by 140/366 (to reflect the inception date to the end of the semi-annual period).

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
June 30, 2008 (Unaudited)

	The Internet	The Global
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$114,369,069	$3,016,807
Receivable from Adviser	11,421	39,521
Receivable for Master Portfolio interest sold	123,598	—
Receivable for Fund shares sold	26,237	1,911
Prepaid expenses and other assets	22,423	34,041

Total assets	114,552,748	3,092,280

LIABILITIES:
Payable for Master Portfolio interest purchased	—	1,911
Payable to Directors and Officers	670	7
Payable for Fund shares repurchased	149,835	—
Payable for service fees	24,958	672
Payable for distribution fees	213	6
Accrued expenses and other liabilities	74,447	9,328

Total liabilities	250,123	11,924

Net assets	$114,302,625	$3,080,356

NET ASSETS CONSIST OF:
Paid in capital	268,579,570	14,458,619
Accumulated net investment loss	(1,008,320)	(97,941)
Accumulated net realized loss on investments,
options and written option contracts	(178,732,835)	(10,834,001)
Net unrealized appreciation (depreciation) on:
Investments	25,464,210	(446,321)

Net Assets	$114,302,625	$3,080,356

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$113,719,926	$3,026,294
Shares outstanding	3,954,651	807,088
Net asset value per share (offering and redemption price)	$28.76	$3.75

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$463,515	$45,843
Shares outstanding	16,267	12,219
Net asset value per share (offering and redemption price)	$28.49	$3.75

Offering price per share ($28.49 divided by .9425 and $3.75 divided by .9425)	$30.23	$3.98

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$119,184	$8,219
Shares outstanding	4,234	2,193

Net asset value per share (offering and redemption price)	$28.15	$3.75

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
June 30, 2008 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$3,611,610,941	$18,045,371
Receivable from Adviser	357,459	13,208
Receivable for Master Portfolio interest sold	6,426,797	—
Receivable for Fund shares sold	12,223,872	90,025
Prepaid expenses and other assets	200,841	18,036

Total assets	3,630,819,910	18,166,640

LIABILITIES:
Payable for Master Portfolio interest purchased	—	82,456
Payable to Directors and Officers	20,215	83
Payable for Fund shares repurchased	18,650,670	7,569
Payable for service fees	682,908	3,732
Payable for distribution fees	330,459	437
Accrued expenses and other liabilities	619,196	14,934

Total liabilities	20,303,448	109,211

Net assets	$3,610,516,462	$18,057,429

NET ASSETS CONSIST OF:
Paid in capital	$3,599,893,313	$18,056,764
Accumulated net investment gain (loss)	(2,988,597)	146,615
Accumulated net realized gain (loss) on investments, foreign currency and written option contracts expired or closed	(80,296,674)	41,562
Net unrealized appreciation (depreciation) on:
Investments and foreign currency	93,908,420	(187,512)

Net Assets	$3,610,516,462	$18,057,429

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$2,068,229,293	$16,203,822
Shares outstanding	82,219,893	841,587
Net asset value per share (offering and redemption price)	$25.15	$19.25

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$528,582,211	$1,726,071
Shares outstanding	21,364,076	91,749
Net asset value per share (offering and redemption price)	$24.74	$18.81

Offering price per share ($24.74 divided by .9425 and $18.81 divided by .9425)	$26.25	$19.96

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$324,538,529	$127,536
Shares outstanding	13,421,761	6,813
Net asset value per share (offering and redemption price)	$24.18	$18.72

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$689,166,429
Shares outstanding	27,385,706
Net asset value per share (offering and redemption price)	$25.17

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
June 30, 2008 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$606,372,727	$2,044,295
Receivable from Adviser	74,628	5,263
Receivable for Master Portfolio interest sold	1,865,242	—
Receivable for Fund shares sold	601,324	192,344
Prepaid expenses and other assets	62,223	18,634

Total assets	608,976,144	2,260,536

LIABILITIES:
Payable for Master Portfolio interest purchased	—	192,506
Payable to Directors and Officers	3,517	4
Payable for Fund shares repurchased	2,466,566	—
Payable for service fees	95,622	396
Payable for distribution fees	8,830	—
Accrued expenses and other liabilities	152,891	7,385

Total liabilities	2,727,426	200,291

Net assets	$606,248,718	$2,060,245

NET ASSETS CONSIST OF:
Paid in capital	$646,518,050	$2,060,245
Accumulated net investment loss	(560,318)	—
Accumulated net realized loss on investments and foreign currency	(25,817,178)	—
Net unrealized depreciation on:
Investments and foreign currency	(13,891,836)	—

Net Assets	$606,248,718	$2,060,245

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$341,887,048	$2,060,245
Shares outstanding	14,164,271	2,060,245
Net asset value per share (offering and redemption price)	$24.14	$1.00

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$26,537,095
Shares outstanding	1,110,981
Net asset value per share	$23.89

Offering price per share ($23.89 divided by .9425)	$25.35

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$4,917,519
Shares outstanding	206,804
Net asset value per share (offering and redemption price)	$23.78

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$232,907,056
Shares outstanding	9,640,868
Net asset value per share (offering and redemption price)	$24.16

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
June 30, 2008 (Unaudited)

	The Market	The Water
	Opportunities	Infrastructure
	Fund	Fund

ASSETS:
Investments in the Master Portfolios, at value*	$95,475,989	$25,848,238
Receivable from Adviser	19,336	10,561
Receivable for Fund shares sold	881,377	580,778
Prepaid expenses and other assets	37,045	35,413

Total assets	96,413,747	26,474,990

LIABILITIES:
Payable for Master Portfolio interest purchased	352,427	580,473
Payable to Directors and Officers	521	37
Payable for Fund shares repurchased	528,949	305
Payable for service fees	20,754	5,086
Payable for distribution fees	11,062	1,342
Accrued expenses and other liabilities	22,439	11,240

Total liabilities	936,152	598,483

Net assets	$95,477,595	$25,876,507

NET ASSETS CONSIST OF:
Paid in capital	$114,592,423	$26,382,715
Accumulated net investment gain	315,605	111,145
Accumulated net realized gain (loss) on investments and foreign currency	(572,856)	163,658
Net unrealized depreciation on:
Investments and foreign currency	(18,857,577)	(781,011)

Net Assets	$95,477,595	$25,876,507

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$54,976,653	$20,229,195
Shares outstanding	4,742,523	2,035,070
Net asset value per share (offering and redemption price)	$11.59	$9.94

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$34,129,583	$3,532,297
Shares outstanding	2,956,576	356,060
Net asset value per share (offering and redemption price)	$11.54	$9.92

Offering price per share ($11.54 divided by .9425 and $9.92 divided by .9425)	$12.24	$10.53

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$6,362,900	$1,829,304
Shares outstanding	554,752	185,025
Net asset value per share (offering and redemption price)	$11.47	$9.89

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$8,459	$285,711
Shares outstanding	729	28,704
Net asset value per share (offering and redemption price)	$11.60	$9.95

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
June 30, 2008 (Unaudited)

The Multi-
Disciplinary
Fund

ASSETS:
Investments in the Master Portfolios, at value*	$386,268
Receivable from Adviser	13,243
Prepaid expenses and other assets	5,861

Total assets	405,372

LIABILITIES:
Payable for service fees	67
Payable for distribution fees	80
Accrued expenses and other liabilities	7,966

Total liabilities	8,113

Net assets	$397,259

NET ASSETS CONSIST OF:
Paid in capital	$409,363
Accumulated net investment gain	158
Accumulated net realized gain on investments and written option contracts expired or closed	3,281
Net unrealized depreciation on:
Investments	(15,543)

Net Assets	$397,259

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net assets	$103,962
Shares outstanding	10,705
Net asset value per share (offering and redemption price)	$9.71

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net assets	$99,263
Shares outstanding	10,230
Net asset value per share	$9.70

Offering price per share ($9.70 divided by .9425)	$10.29

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net assets	$96,841
Shares outstanding	10,000
Net asset value per share (offering and redemption price)	$9.68

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net assets	$97,193
Shares outstanding	10,000
Net asset value per share (offering and redemption price)	$9.72

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

	The Internet	The Global
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$567,122	$45,828
Interest	242,456	3,511
Income from securities lending	1,006,009	1,813
Expenses only from Master Portfolio	(883,651)	(38,125)

Net investment income from Master Portfolio	931,936	13,027

EXPENSES:
Distribution fees — Advisor Class A	652	4
Distribution fees — Advisor Class C	619	8
Shareholder servicing fees and expenses	330,006	10,936
Reports to shareholders	31,870	22,142
Administration fees	16,407	381
Professional fees	6,988	4,162
Directors’ and Officers’ fees and expenses	1,462	30
Registration fees	23,582	11,182
Fund accounting fees	3,243	79
Other expenses	1,578	114

Total expenses	416,407	49,038
Less, expense reimbursement	(43,295)	(64,552)

Net expenses	373,112	(15,514)

Net investment income	558,824	28,541

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	4,285,608	220,914
Net change in unrealized depreciation of:
Investments and foreign currency	(36,299,364)	(1,140,248)

Net loss on investments	(32,013,756)	(919,334)

Net decrease in net assets resulting from operations	$(31,454,932)	$(890,793)

† Net of Foreign Taxes Withheld of:	$30,606	$2,262

Advisor Class A and Advisor Class C shares of the Global Fund commenced operations on May 19, 2008.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$30,072,410	$227,972
Interest	8,872,192	14,386
Income from securities lending	3,289,316	24,258
Expenses allocated from Master Portfolio	(26,837,378)	(122,974)

Net investment income from Master Portfolio	15,396,540	143,642

EXPENSES:
Distribution fees — Advisor Class A	668,050	1,903
Distribution fees — Advisor Class C	1,218,759	594
Shareholder servicing fees and expenses	5,288,599	43,485
Shareholder servicing fees — Institutional Class	732,549	—
Reports to shareholders	348,422	3,296
Administration fees	502,441	2,491
Professional fees	101,504	4,342
Directors’ and Officers’ fees and expenses	47,744	182
Registration fees	134,470	24,996
Fund accounting fees	102,297	523
Other expenses	37,930	130

Total expenses	9,182,765	81,942
Less, expense waiver for Institutional Class service fees	(549,412)	—
Less, expense reimbursement	(357,459)	(77,617)

Net expenses	8,275,894	4,325

Net investment income	7,120,646	139,317

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	(82,308,817)	236,454
Written option contracts expired or closed	(53,393)	—
Net change in unrealized depreciation of:
Investments and foreign currency	(798,813,170)	(924,045)
Written option contracts	(102,907)	—

Net loss on investments	(881,278,287)	(687,591)

Net decrease in net assets resulting from operations	$(874,157,641)	$(548,274)

† Net of Foreign Taxes Withheld of:	$1,798,986	$12,265

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$4,605,836	$—
Interest	721,745	20,482
Income from securities lending	2,992,833	—
Expenses only from Master Portfolio	(5,252,455)	(11,996)

Net investment income from Master Portfolio	3,067,959	8,486

EXPENSES:
Distribution fees — Advisor Class A	38,031	—
Distribution fees — Advisor Class C	17,760	—
Shareholder servicing fees and expenses	895,065	4,911
Shareholder servicing fees — Institutional Class	262,759	—
Reports to shareholders	127,146	2,310
Administration fees	95,733	235
Professional fees	24,448	4,132
Directors’ and Officers’ fees and expenses	9,704	20
Registration fees	57,272	11,710
Fund accounting fees	18,382	48
Other expenses	8,914	70

Total expenses	1,555,214	23,436
Less, expense waiver for Institutional Class service fees	(197,069)	—
Less, expense reimbursement	(378,966)	(26,798)

Net expenses	979,179	(3,362)

Net investment income	2,088,780	11,848

REALIZED AND UNREALIZED LOSS ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net loss on:
Investments and foreign currency	(27,406,232)	—
Net change in unrealized depreciation of:
Investments and foreign currency	(212,522,912)	—

Net loss on investments	(239,929,144)	—

Net increase (decrease) in net assets resulting from operations	$(237,840,364)	$11,848

† Net of Foreign Taxes Withheld of:	$149,610	$—

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

	The Market	The Water
	Opportunities	Infrastructure
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$1,143,232	$183,081
Interest	101,493	47,178
Income from securities lending	111,825	6,716
Expenses only from Master Portfolio	(714,543)	(106,900)

Net investment income from Master Portfolio	642,007	130,075

EXPENSES:
Distribution fees — Advisor Class A	47,366	3,502
Distribution fees — Advisor Class C	29,278	5,321
Shareholder servicing fees and expenses	170,911	29,598
Shareholder servicing fees — Institutional Class	2	162
Reports to shareholders	8,096	1,632
Administration fees	13,181	1,588
Professional fees	6,524	6,088
Directors’ and Officers’ fees and expenses	1,326	90
Registration fees	25,564	10,966
Fund accounting fees	2,697	325
Other expenses	828	104

Total expenses	305,773	59,376
Less, expense waiver for Institutional Class service fees	(1)	(120)
Less, expense reimbursement	(57,256)	(40,326)

Net expenses	248,516	18,930

Net investment income	393,491	111,145

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	(430,613)	163,021
Written option contracts expired or closed	—	637
Net change in unrealized depreciation of:
Investments and foreign currency	(36,155,979)	(813,389)

Net loss on investments	(36,586,592)	(649,731)

Net decrease in net assets resulting from operations	$(36,193,101)	$(538,586)

† Net of Foreign Taxes Withheld of:	$68,625	$18,348

Institutional Class shares of the Market Opportunities Fund commenced operations on May 19, 2008.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Period from February 11, 2008ˆ through June 30, 2008 (Unaudited)

The Multi-
Disciplinary
Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Interest	$2,784
Expenses only from Master Portfolio	(6,949)

Net investment loss from Master Portfolio	(4,165)

EXPENSES:
Distribution fees — Advisor Class A	97
Distribution fees — Advisor Class C	288
Shareholder servicing fees and expenses	13,699
Shareholder servicing fees — Institutional Class	77
Reports to shareholders	1,372
Administration fees	51
Professional fees	3,502
Directors’ and Officers’ fees and expenses	—
Registration fees	1,816
Fund accounting fees	8

Total expenses	20,910
Less, expense waiver for Institutional Class service fees	(58)
Less, expense reimbursement	(25,175)

Net expenses	(4,323)

Net investment income	158

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments	117
Written option contracts expired or closed	3,164
Net change in unrealized depreciation of:
Written option contracts	(15,543)

Net loss on investments	(12,262)

Net decrease in net assets resulting from operations	$(12,104)

Commencement of operations.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007	June 30, 2008	December 31, 2007
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income	$558,824	$1,352,765	$28,541	$159,497
Net realized gain on sale of investments, foreign currency and written option contracts expired or closed	4,285,608	15,698,724	220,914	294,670
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(36,299,364)	16,150,780	(1,140,248)	(303,988)

Net increase (decrease) in net assets resulting from operations	(31,454,932)	33,202,269	(890,793)	150,179

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(1,629,950)	—	(188,230)

Total distributions	—	(1,629,950)	—	(188,230)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:(1)
Net investment income	—	(5,354)	—	N/A

Total distributions	—	(5,354)	—	N/A

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:(1)
Net investment income	—	(2,405)	—	N/A

Total distributions	—	(2,405)	—	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	5,576,820	30,688,190	1,293,589	904,772
Redemption fees	4,628	4,080	1	879
Proceeds from shares issued to holders in reinvestment of dividends	—	1,493,327	—	186,476
Cost of shares redeemed	(27,363,595)	(33,892,666)	(520,133)	(1,906,635)

Net increase (decrease) in net assets resulting from capital share transactions	(21,782,147)	(1,707,069)	773,457	(814,508)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:(1)
Proceeds from shares sold	73,123	342,660	49,194	N/A
Redemption fees	20	—	—	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	4,405	—	N/A
Cost of shares redeemed	(122,882)	(24,946)	—	N/A

Net increase (decrease) in net assets resulting from capital share transactions	(49,739)	322,119	49,194	N/A

(1)	Advisor Class A and Advisor Class C shares of the Global Fund commenced operations on May 19, 2008.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007	June 30, 2008	December 31, 2007
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:(1)
Proceeds from shares sold	$—	$299,960	$10,000	N/A
Redemption fees	—	204	—	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	1,392	—	N/A
Cost of shares redeemed	(128,286)	(10,217)	—	N/A

Net increase (decrease) in net assets resulting from capital share transactions	(128,286)	291,339	10,000	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(53,415,104)	30,470,949	(58,142)	(852,559)
NET ASSETS:
Beginning of period	167,717,729	137,246,780	3,138,498	3,991,057

End of period*	$114,302,625	$167,717,729	$3,080,356	$3,138,498

*Including undistributed net investment loss of:	$(1,008,320)	$(1,567,144)	$(97,941)	$(126,482)

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	171,971	877,610	284,015	178,439
Shares issued in reinvestments of dividends and distributions	—	41,574	—	38,212
Shares redeemed	(858,135)	(1,065,901)	(118,067)	(373,212)

Net increase (decrease) in shares outstanding	(686,164)	(146,717)	165,948	(156,561)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:(1)
Shares sold	2,329	10,246	12,219	N/A
Shares issued in reinvestments of dividends and distributions	—	124	—	N/A
Shares redeemed	(3,926)	(819)	—	N/A

Net increase (decrease) in shares outstanding	(1,597)	9,551	12,219	N/A

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:(1)
Shares sold	—	8,559	2,193	N/A
Shares issued in reinvestments of dividends and distributions	—	39	—	N/A
Shares redeemed	(4,081)	(283)	—	N/A

Net increase (decrease) in shares outstanding	(4,081)	8,315	2,193	N/A

(1)	Advisor Class A and Advisor Class C shares of the Global Fund commenced operations on May 19, 2008.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007	June 30, 2008	December 31, 2007
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income	$7,120,646	$11,645,301	$139,317	$87,456
Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	(82,362,210)	24,069,411	236,454	1,257,766
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(798,916,077)	529,799,808	(924,045)	936,268

Net increase (decrease) in net assets resulting from operations	(874,157,641)	565,514,520	(548,274)	2,281,490

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(11,699,941)	—	(83,580)
Net realized gains	—	(11,505,288)	—	(582,488)

Total distributions	—	(23,205,229)	—	(666,068)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(1,577,182)	—	(4,104)
Net realized gains	—	(2,187,982)	—	(48,899)

Total distributions	—	(3,765,164)	—	(53,003)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	(177)	—	(110)
Net realized gains	—	(1,318,999)	—	(5,043)

Total distributions	—	(1,319,176)	—	(5,153)

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	(4,342,775)	N/A	N/A
Net realized gains	—	(3,204,711)	N/A	N/A

Total distributions	—	(7,547,486)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	629,452,637	1,849,873,606	4,961,061	9,939,816
Redemption Fees	201,354	208,321	320	8,816
Proceeds from shares issued to holders in reinvestment of dividends	—	22,401,473	—	655,064
Cost of shares redeemed	(934,031,334)	(629,292,842)	(2,175,523)	(13,683,124)

Net increase (decrease) in net assets resulting from capital share transactions	(304,377,343)	1,243,190,558	2,785,858	(3,079,428)

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007	June 30, 2008	December 31, 2007
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	$178,920,040	$350,897,357	$428,253	$838,301
Redemption Fees	52,587	47,579	—	9
Proceeds from shares issued to holders in reinvestment of dividends	—	3,255,755	—	44,818
Cost of shares redeemed	(81,803,889)	(44,065,954)	(82,455)	(255,909)

Net increase in net assets resulting from capital share transactions	97,168,738	310,134,737	345,798	627,219

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	97,645,056	194,027,867	46,326	144,802
Redemption Fees	12,273	16,484	—	1
Proceeds from shares issued to holders in reinvestment of dividends	—	1,154,254	—	5,153
Cost of shares redeemed	(25,451,178)	(21,852,493)	(65,031)	(41)

Net increase (decrease) in net assets resulting from capital share transactions	72,206,151	173,346,112	(18,705)	149,915

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS :
Proceeds from shares sold	173,158,502	300,690,200	N/A	N/A
Redemption Fees	2,775	8,309	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	7,311,557	N/A	N/A
Cost of shares redeemed	(133,766,291)	(128,408,385)	N/A	N/A

Net increase in net assets resulting from capital share transactions	39,394,986	179,601,681	N/A	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(969,765,109)	2,435,950,553	2,564,677	(745,028)
NET ASSETS:
Beginning of period	4,580,281,571	2,144,331,018	15,492,752	16,237,780

End of period*	$3,610,516,462	$4,580,281,571	$18,057,429	$15,492,752

*Including undistributed net investment income (loss) of:	$(2,988,597)	$(10,109,243)	$146,615	$7,298

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	22,717,301	63,730,279	253,853	490,051
Shares issued in reinvestments of dividends and distributions	—	724,732	—	32,884
Shares redeemed	(34,411,779)	(22,412,502)	(114,589)	(691,314)

Net increase (decrease) in shares outstanding	(11,694,478)	42,042,509	139,264	(168,379)

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007	June 30, 2008	December 31, 2007
	(Unaudited)		(Unaudited)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	6,610,209	12,078,256	22,625	43,860
Shares issued in reinvestments of dividends and distributions	—	106,956	—	2,300
Shares redeemed	(3,072,728)	(1,555,850)	(4,503)	(13,237)

Net increase in shares outstanding	3,537,481	10,629,362	18,122	32,923

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	3,667,093	6,821,284	2,499	7,397
Shares issued in reinvestments of dividends and distributions	—	38,695	—	265
Shares redeemed	(978,699)	(780,249)	(3,346)	(2)

Net increase (decrease) in shares outstanding	2,688,394	6,079,730	(847)	7,660

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	6,304,771	10,562,832	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	236,696	N/A	N/A
Shares redeemed	(4,900,459)	(4,510,587)	N/A	N/A

Net increase in shares outstanding	1,404,312	6,288,941	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

			The Kinetics Government
	The Small Cap Opportunities Fund		Money Market Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007	June 30, 2008	December 31, 2007
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income	$2,088,780	$652,285	$11,848	$43,527
Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	(27,406,232)	10,940,512	—	—
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(212,522,912)	110,489,283	—	—

Net increase (decrease) in net assets resulting from operations	(237,840,364)	122,082,080	11,848	43,527

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(5,211,975)	(11,848)	(43,527)
Net realized gains	—	(1,576,555)	—	—

Total distributions	—	(6,788,530)	(11,848)	(43,527)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(216,845)	N/A	N/A
Net realized gains	—	(79,429)	N/A	N/A

Total distributions	—	(296,274)	N/A	N/A

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	(29,881)	N/A	N/A
Net realized gains	—	(10,599)	N/A	N/A

Total distributions	—	(40,480)	N/A	N/A

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	(2,707,668)	N/A	N/A
Net realized gains	—	(682,422)	N/A	N/A

Total distributions	—	(3,390,090)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	105,843,828	609,987,689	2,529,814	1,478,721
Redemption fees	28,606	81,392	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	6,566,511	10,557	39,561
Cost of shares redeemed	(342,159,920)	(222,811,396)	(1,669,642)	(1,754,222)

Net increase (decrease) in net assets resulting from capital share transactions	(236,287,486)	393,824,196	870,729	(235,940)

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

			The Kinetics Government
	The Small Cap Opportunities Fund		Money Market Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007	June 30, 2008	December 31, 2007
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	$8,426,064	$25,460,990	N/A	N/A
Redemption fees	3,159	2,571	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	241,765	N/A	N/A
Cost of shares redeemed	(9,287,962)	(4,433,515)	N/A	N/A

Net increase (decrease) in net assets resulting from capital share transactions	(858,739)	21,271,811	N/A	N/A

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	2,251,798	5,051,725	N/A	N/A
Redemption fees	—	1,076	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	25,478	N/A	N/A
Cost of shares redeemed	(904,867)	(114,627)	N/A	N/A

Net increase in net assets resulting from capital share transactions	1,346,931	4,963,652	N/A	N/A

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	22,222,092	103,687,085	N/A	N/A
Redemption fees	—	3,028	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	3,374,500	N/A	N/A
Cost of shares redeemed	(29,652,764)	(42,283,259)	N/A	N/A

Net increase (decrease) in net assets resulting from capital share transactions	(7,430,672)	64,781,354	N/A	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(481,070,330)	596,407,719	870,729	(235,940)
NET ASSETS:
Beginning of period	1,087,319,048	490,911,329	1,189,516	1,425,456

End of period*	$606,248,718	$1,087,319,048	$2,060,245	$1,189,516

*Including undistributed net investment loss of:	$(560,318)	$(2,649,098)	$—	$—

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	3,801,887	19,955,450	2,529,814	1,478,721
Shares issued in reinvestments of dividends and distributions	—	206,429	10,557	39,561
Shares redeemed	(12,483,447)	(7,302,163)	(1,669,642)	(1,754,222)

Net increase (decrease) in shares outstanding	(8,681,560)	12,859,716	870,729	(235,940)

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

			The Kinetics Government
	The Small Cap Opportunities Fund		Money Market Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007	June 30, 2008	December 31, 2007
	(Unaudited)		(Unaudited)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	309,924	821,149	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	7,673	N/A	N/A
Shares redeemed	(349,506)	(144,091)	N/A	N/A

Net increase (decrease) in shares outstanding	(39,582)	684,731	N/A	N/A

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	84,399	159,451	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	810	N/A	N/A
Shares redeemed	(34,139)	(3,717)	N/A	N/A

Net increase in shares outstanding	50,260	156,544	N/A	N/A

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	821,738	3,434,722	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	106,116	N/A	N/A
Shares redeemed	(1,102,962)	(1,406,770)	N/A	N/A

Net increase (decrease) in shares outstanding	(281,224)	2,134,068	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

	The Market Opportunities Fund		The Water Infrastructure Fund
	For the	For the	For the	From June 29,
	Six Months Ended	Year Ended	Six Months Ended	2007ˆ through
	June 30, 2008	December 31, 2007	June 30, 2008	December 31,2007
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income	$393,491	$84,658	$111,145	$16,318
Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	(430,613)	(139,847)	163,658	31,249
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(36,155,979)	15,573,705	(813,389)	32,378

Net increase (decrease) in net assets resulting from operations	(36,193,101)	15,518,516	(538,586)	79,945

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(118,628)	—	(9,413)
Net realized gains	—	—	—	(11,976)

Total distributions	—	(118,628)	—	(21,389)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(22,695)	—	(7,700)
Net realized gains	—	—	—	(12,600)

Total distributions	—	(22,695)	—	(20,300)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	—	—	(2,363)
Net realized gains	—	—	—	(6,144)

Total distributions	—	—	—	(8,507)

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:(1)
Net investment income	—	N/A	—	(435)
Net realized gains	—	N/A	—	(525)

Total distributions	—	N/A	—	(960)

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	31,851,579	55,769,867	18,816,298	2,828,533
Redemption fees	18,176	14,947	143	—
Proceeds from shares issued to holders in reinvestment of dividends	—	117,154	—	19,762
Cost of shares redeemed	(19,322,339)	(9,030,247)	(576,943)	(465,719)

Net increase in net assets resulting from capital share transactions	12,547,416	46,871,721	18,239,498	2,382,576

(+)	Commencement of operations.

(1)	Institutional Class shares of the Market Opportunities Fund commenced operations on May 19, 2008.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Market Opportunities Fund		The Water Infrastructure Fund
	For the	For the	For the	From June 29,
	Six Months Ended	Year Ended	Six Months Ended	2007ˆ through
	June 30, 2008	December 31, 2007	June 30, 2008	December 31,2007
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	$11,830,352	$33,158,535	$1,326,719	$2,521,529
Redemption fees	4,591	949	—	126
Proceeds from shares issued to holders in reinvestment of dividends	—	19,057	—	19,597
Cost of shares redeemed	(8,688,080)	(5,377,672)	(163,483)	(102,213)

Net increase in net assets resulting from capital share transactions	3,146,863	27,800,869	1,163,236	2,439,039

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	2,408,161	8,211,008	714,940	1,194,129
Redemption fees	187	612	—	109
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	7,586
Cost of shares redeemed	(2,142,818)	(145,356)	(39,650)	(5,465)

Net increase in net assets resulting from capital share transactions	265,530	8,066,264	675,290	1,196,359

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:(1)
Proceeds from shares sold	10,000	N/A	195,675	100,000
Redemption fees	—	N/A	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	N/A	—	960
Cost of shares redeemed	—	N/A	(6,329)	—

Net increase in net assets resulting from capital share transactions	10,000	N/A	189,346	100,960

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(20,223,292)	98,116,047	19,728,784	6,147,723
NET ASSETS:
Beginning of period	115,700,887	17,584,840	6,147,723	—

End of period*	$95,477,595	$115,700,887	$25,876,507	$6,147,723

*Including undistributed net investment income (loss) of:	$315,605	$(77,886)	$111,145	$—

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	2,273,386	3,879,691	1,858,016	277,724
Shares issued in reinvestments of dividends and distributions	—	7,325	—	1,945
Shares redeemed	(1,439,848)	(641,269)	(57,352)	(45,263)

Net increase in shares outstanding	833,538	3,245,747	1,800,664	234,406

(+)	Commencement of operations.

(1)	Institutional Class shares of the Market Opportunities Fund commenced operations on May 19, 2008.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Market Opportunities Fund		The Water Infrastructure Fund
	For the	For the	For the	From June 29,
	Six Months Ended	Year Ended	Six Months Ended	2007ˆ through
	June 30, 2008	December 31, 2007	June 30, 2008	December 31,2007
	(Unaudited)		(Unaudited)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	884,098	2,313,386	130,874	249,966
Shares issued in reinvestments of dividends and distributions	—	1,195	—	1,929
Shares redeemed	(659,322)	(379,689)	(16,606)	(10,103)

Net increase in shares outstanding	224,776	1,934,892	114,268	241,792

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	170,145	559,532	70,938	117,981
Shares issued in reinvestments of dividends and distributions	—	—	—	747
Shares redeemed	(164,366)	(10,559)	(4,105)	(536)

Net increase in shares outstanding	5,779	548,973	66,833	118,192

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:(1)
Shares sold	729	N/A	19,223	10,000
Shares issued in reinvestments of dividends and distributions	—	N/A	—	94
Shares redeemed	—	N/A	(613)	—

Net increase in shares outstanding	729	N/A	18,610	10,094

(+)	Commencement of operations.

(1)	Institutional Class shares of the Market Opportunities Fund commenced operations on May 19, 2008.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Changes in Net Assets

The Multi-Disciplinary Fund
For the Period
From February 11, 2008ˆ
through June 30, 2008
(Unaudited)

OPERATIONS:
Net investment income	$158
Net realized gain on sale of investments and written option contracts expired or closed	3,281
Net change in unrealized depreciation of investments and written options	(15,543)

Net decrease in net assets resulting from operations	(12,104)

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—
Net realized gains	—

Total distributions	—

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—
Net realized gains	—

Total distributions	—

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—
Net realized gains	—

Total distributions	—

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—
Net realized gains	—

Total distributions	—

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	107,006
Redemption fees	—
Proceeds from shares issued to holders in reinvestment of dividends	—
Cost of shares redeemed	—

Net increase in net assets resulting from capital share transactions	107,006

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	102,357
Redemption fees	—
Proceeds from shares issued to holders in reinvestment of dividends	—
Cost of shares redeemed	—

Net increase in net assets resulting from capital share transactions	102,357

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	100,000
Redemption fees	—
Proceeds from shares issued to holders in reinvestment of dividends	—
Cost of shares redeemed	—

Net increase in net assets resulting from capital share transactions	100,000

(+)	Commencement of operations.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Changes in Net Assets — (Continued)

The Multi-Disciplinary Fund
For the Period
From February 11, 2008ˆ
through June 30, 2008
(Unaudited)

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	$100,000
Redemption fees	—
Proceeds from shares issued to holders in reinvestment of dividends	—
Cost of shares redeemed	—

Net increase in net assets resulting from capital share transactions	100,000

TOTAL INCREASE IN NET ASSETS:	397,259
NET ASSETS:
Beginning of period	—

End of period*	$397,259

*Including undistributed net investment income of:	$158

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	10,705
Shares issued in reinvestments of dividends and distributions	—
Shares redeemed	—

Net increase in shares outstanding	10,705

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	10,230
Shares issued in reinvestments of dividends and distributions	—
Shares redeemed	—

Net increase in shares outstanding	10,230

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	10,000
Shares issued in reinvestments of dividends and distributions	—
Shares redeemed	—

Net increase in shares outstanding	10,000

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	10,000
Shares issued in reinvestments of dividends and distributions	—
Shares redeemed	—

Net increase in shares outstanding	10,000

(+)	Commencement of operations.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements
June 30, 2008 (Unaudited)

1.  Organization

Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global,” formerly The Internet Emerging Growth Fund), The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Kinetics Government Money Market Fund (“Government”), The Market Opportunities Fund (“Market Opportunities”), The Water Infrastructure Fund (“Water Infrastructure”) and The Multi-Disciplinary Fund (“Multi-Disciplinary”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Global and Paradigm), February 3, 2000 (Government), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), June 29, 2007 (Water Infrastructure) and February 11, 2008 (Multi-Disciplinary). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”).

On April 28, 2000 (January 31, 2006 with respect to Market Opportunities, June 29, 2007 with respect to Water Infrastructure and February 11, 2008 with respect to Multi-Disciplinary), each series in the Company entered into a master-feeder fund structure. By entering into this structure, each series (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2008 is as follows:

Interest in
Master Portfolio

Internet Fund	99.993%
Global Fund	99.801%
Paradigm Fund	98.712%
Medical Fund	99.920%
Small Cap Fund	99.996%
Government Fund	98.658%
Market Opportunities Fund	99.990%
Water Infrastructure Fund	99.615%
Multi-Disciplinary Fund	80.104%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.

As of June 30, 2008, each of the Feeder Funds, except the Government Fund, offer Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a service fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.

As of June 30, 2008 each of the Feeder Funds, except the Government Fund, offer Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a service fee of 0.25% of average daily net assets. Advisor Class C shares do not have a sales charge.

As of June 30, 2008 each of the Feeder Funds offer No Load Class shares. No Load Class shares are subject to a service fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.

As of June  30, 2008 the Paradigm, Small Cap, Market Opportunities, Water Infrastructure and Multi-Disciplinary Funds offer Institutional Class shares. Institutional Class shares are subject to a service fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge.

Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the sales charge on the Advisor Class A and Advisor Class C shares, the service fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund, except the Government Fund, will assess a 2.00%

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase.

Refer to the Master Portfolio’s financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

2.  Significant Accounting Policies

Security Valuation
Master Portfolio securities (other than securities held by the Kinetics Government Money Market Portfolio) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Investment securities in The Kinetics Government Money Market Portfolio and instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2008, none of the Master Portfolios held securities which were fair valued.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board Issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Master Portfolios adopted the Statement effective January 1, 2008. See the Notes to Financial Statements for the Master Portfolios for a discussion of this statement.

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Written Option Accounting
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold,

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2008, the Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

It is the Feeder Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Feeder Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

Effective June 29, 2007, the Feeder Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Feeder Funds to analyze all open tax years, as defined by the relevant statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include the Federal Government and the state of New York. As of June 30, 2008, open Federal and New York tax years include the tax years ended December 31, 2003 through 2007. The Funds have no examination in progress.

The Feeder Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

3.  Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management, Inc. (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at an annual rate of 0.50% of the Master Portfolio’s average daily net assets. The Sub-Adviser to the Water Infrastructure Portfolio, Aqua-Terra Asset Management LLC, receives its compensation from the Adviser at the annual rate of 0.35% of the daily net assets of the Water Infrastructure Portfolio.

The Adviser has voluntarily agreed to continue to pay certain operating expenses as deemed appropriate. The Adviser may discontinue the voluntary reimbursement at any time; these reimbursements are not subject to recapture. For the six months ended June 30, 2008, the amounts earned by the Adviser and the reimbursed expenses for the Feeder Funds are as follows:

	Internet	Global

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$43,295	$64,552
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$—	$—

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

	Paradigm	Medical

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$357,459	$77,617
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$549,412	$—

	Small Cap	Government

Annual Advisory Rate	1.25%	0.50%
Expenses Reimbursed by Adviser through voluntary waiver	$378,966	$26,798
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$197,069	$—

	Market	Water
	Opportunities	Infrastructure

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$57,256	$40,326
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$1	$120

	Multi-Disciplinary

Annual Advisory Rate	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$25,175
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$58

The Adviser receives a shareholder servicing fee from the No Load, Class A and Class C shares of a Feeder Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund’s average daily net assets attributable to No Load Class, Class A and Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares. At this time, the Investment Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares until at least May 1, 2009. For the six months ended June 30, 2008, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm Fund, the Small Cap Fund, the Market Opportunities Fund, the Water Infrastructure Fund and the Multi-Disciplinary Fund. The

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

For the six months ended June 30, 2008, the Feeder Funds were allocated $12,000 for the services of the Chief Compliance Officer employed by the Adviser.

The Company, on behalf of the Feeder Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Classes B and C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the Plan. During the six months ended June 30, 2008, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water and Multi-Disciplinary Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. During the six months ended June 30, 2008, the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure and Multi-Disciplinary Funds incurred expenses of $652, $4, $668,050, $1,903, $38,031, $47,366, $3,502 and $97 respectively, pursuant to the 12b-1 Plan. Under the second Plan, Advisor Classes B and C shares pay an annual rate of 0.75% of the average daily net asset value of such shares. During the six months ended June 30, 2008, Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure and Multi-Disciplinary Funds Advisor Class C Shares incurred expenses of $619, $8, $1,218,759, $594, $17,760, $29,278, $5,321, and $288 respectively, pursuant to the 12b-1 Plan. Through June 30, 2008, the Funds had not issued any Advisor Class B shares.

Kinetics Funds Distributor, Inc. (the “Distributor”) acts as the Feeder Funds’ principal underwriter in a continuous public offering of the Feeder Funds’ shares. The Distributor is an affiliate of the Adviser. For the six months ended June 30, 2008, the Distributor received $222, $222, $244,212, $789, $14,236, $29,931, $5,693, and $12 from sales loads from the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure, and Multi-Disciplinary Funds.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

4.  Reclassification of Capital Accounts

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2007, each Fund recorded the following reclassifications to the accounts listed below:

	INCREASE (DECREASE)
		Accumulated
		Net	Accumulated
		Investment	Net Realized
	Paid-in-Capital	Income(Loss)	Loss

The Internet Fund	$—	$(1,972)	$1,972
The Global Fund	(402)	148	254
The Paradigm Fund	744,082	2,834,881	(3,578,963)
The Medical Fund	218,475	(10,271)	(208,204)
The Small Cap Opportunities Fund	—	5,328,084	(5,328,084)
The Kinetics Government Money Market Fund	—	—	—
The Market Opportunities Fund	—	2,340	(2,340)
The Water Infrastructure Fund	(3,589)	3,593	(4)

5.  Income Taxes

At December 31, 2007 the Internet, Global, Paradigm, Medical, Small Cap, Government, Market Opportunities, and Water Infrastructure Funds had $171,807, $0, $1,578, $7,298, $39,101, $0, $106,543 and $3,593, respectively, of undistributed net investment income on a tax basis.

At December 31, 2007 the Paradigm, Medical, and Small Cap Funds had $6,263,516, $28,115, and $4,096,529 respectively, of accumulated gains on a tax basis.

At December 31, 2007, the Feeder Funds had accumulated net realized capital loss carryforwards expiring in the following years.

Feeder Fund	2015	2014	2013	2011	2010	2009	2008

Internet	$—	$16,077,777	$6,777,871	$—	$140,178,775	$19,078,127	$—
Global	—	—	4,885	887,154	2,635,504	5,481,052	2,046,239
Paradigm	—	—	—	—	—	—	—
Medical	—	—	—	—	—	—	—
Small Cap	—	—	—	—	—	—	—
Government	—	—	—	—	—	—	—
Market Opportunities	40,803	21	—	—	—	—	—
Water Infrastructure	—	—	—	—	—	—	—

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

To the extent that the Feeder Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforwards. For the year ended December 31, 2007, Internet, Global, and Small Cap Funds utilized $15,041,179, $303,648, and $1,496,664, respectively, of capital loss carryforwards.

At December 31, 2007, the following Feeder Funds deferred, on a tax basis, post-October losses and straddle losses of:

		Post-October
Feeder Fund	Post-October Losses	Currency Losses	Straddle Losses

Internet	$—	$269	—
Global	—	—	—
Paradigm	—	—	—
Medical	70,829	—	88,724
Small Cap	—	2,907	—
Government	—	—	—
Market Opportunities	101,419	911	—
Water Infrastructure	—	—	—

The tax components of dividends paid during the years ended December 31, 2007 and December 31, 2006, are:

	Internet		Global
	Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
	Distribution	Gains Distribution	Distribution	Gains Distribution

2007	$1,637,709	$—	$188,230	$—
2006	$517,918	$—	$136,199	$—

	Paradigm		Medical
	Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
	Distribution	Gains Distribution	Distribution	Gains Distribution

2007	$21,067,887	$14,769,168	$185,181	$539,043
2006	$12,435,794	$3,162,407	$29,493	$1,054,815

	Small Cap		Government
	Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
	Distribution	Gains Distribution	Distribution	Gains Distribution

2007	$5,200,341	$5,315,033	$43,527	$—
2006	$1,131,237	$—	$44,708	$—

	Market Opportunities		Water Infrastructure
	Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
	Distribution	Gains Distribution	Distribution	Gains Distribution

2007	$141,323	$—	$51,156	$—
2006	$44,530	$—	N/A	N/A

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

6.  Tax Information

The Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, and Water Infrastructure Funds designate 46%, 46%, 99%, 96%, 68%, 23%, and 52%, respectively, of dividends declared after December 31, 2007 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Paradigm, Medical, and Small Cap Funds hereby designate 26%, 59%, and 50%, respectively, as ordinary income distributions and 74%, 41%, and 50% respectively, as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.

For corporate shareholders in the Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2007, which is designated as qualifying for the dividends-received deduction, is as follows: Internet 40%, Global 31%, Paradigm 89%, Medical 96%, Small Cap 36%, Market Opportunities 12%, and Water Infrastructure 30%.

The Internet, Global, Paradigm, Medical, Small Cap, Government, Market Opportunities, and Water Infrastructure Funds designate 16%, 14%, 29%, 15%, 29%, 100%, 18% and 100%, respectively, of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(l)(C).

The Internet, Global, Paradigm, Medical, Small Cap, Government, Market Opportunities, and Water Infrastructure Funds designate 0%, 0%, 25%, 53%, 0%, 0%, 0% and 61%, respectively, of their ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C).

7.  New Accounting Pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivative instruments and hedging activities are accounted for, and how derivative instruments and related hedging activities affect an entity’s financial performance and financial

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

8.  Results of Shareholder Meeting

At a meeting held on December 6, 2007, the Board of Directors of the Company and the Board of Trustees of the Trust, approved: (1) changing the Internet Emerging Growth Fund/Internet Emerging Growth Portfolio (the “Fund/Portfolio”) investment strategy such that it will invest at least 65% of its net assets in the equity securities of foreign companies and U.S. companies with business operations and/or equity or business interests in international markets (the Fund’s/Portfolio’s investment strategy currently requires it to invest at least 80% of its net assets plus any borrowings for investment purposes in the securities of small and medium capitalization U.S. and foreign emerging growth companies engaged in the Internet and Internet-related activities); (2) changing the Fund’s/Portfolio’s fundamental investment restriction relating to industry concentration by eliminating the Fund’s/Portfolio’s ability to concentrate its investments in the Internet and Internet-related industries; and (3) changing the name of the Fund to the Global Fund and the name of the Portfolio to the Global Portfolio. On February 27, 2008, a special meeting of shareholders of the Fund was held and the change in the Fund’s/Portfolio’s fundamental restriction relating to industry concentration was approved. The voting results of the special meeting of shareholders are shown below:

Votes for the Resolution:	Votes against the Resolution:	Abstain:

387,034.564	37,097.753	8,806.765

9.  Information about Proxy Voting

Information regarding how Kinetics Mutual Funds, Inc. votes proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

10.  Information about the Portfolio Holdings

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Internet Fund
	No Load Class		Advisor Class A		Advisor Class C		No Load Class	Advisor Class A
	For the Six		For the Six		For the Six		For the	For the
	Months Ended		Months Ended		Months Ended		Year Ended	Year Ended
	June 30, 2008		June 30, 2008		June 30, 2008		December 31,	December 31,
	(Unaudited)		(Unaudited)		(Unaudited)		2007	2007

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$35.94		$35.66		$35.31		$28.62	$28.24

Income from Investment Operations:
Net investment income (loss)	0.13	(2)	0.09	(2)	0.02	(2)	0.30 (2)	0.23 (2)
Net realized and unrealized gain (loss) on investments	(7.31)		(7.26)		(7.18)		7.37	7.49

Total from investment operations	(7.18)		(7.17)		(7.16)		7.67	7.72

Redemption fees	0.00	(3)	0.00	(3)	—		0.00 (3)	—
Less Distributions:
From net investment income	—		—		—		(0.35)	(0.30)
From net realized gains	—		—		—		—	—

Total distributions	—		—		—		(0.35)	(0.30)

Net Asset Value, End of Period	$28.76		$28.49		$28.15		$35.94	$35.66

Total Return(4)	(19.98	)%(5)	(20.11	)%(5)	(20.28	)%(5)	26.81%	27.35%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$113,720		$464		$119		$166,787	$637
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.97	%(6)	2.22	%(6)	2.72	%(6)	1.99%	2.24%
After expense reimbursement(7)	1.90	%(6)	2.15	%(6)	2.65	%(6)	1.98%	2.23%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.78	%(6)	0.53	%(6)	0.03	%(6)	0.94%	0.70%
After expense reimbursement(7)	0.85	%(6)	0.60	%(6)	0.10	%(6)	0.95%	0.71%
Portfolio turnover rate	N/A		N/A		N/A		N/A	N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Internet Fund
Advisor Class C		No Load Class		Advisor Class A		No Load Class	Advisor Class A	No Load Class	Advisor Class A	No Load Class	Advisor Class A
February 16, 2007ˆ		For the		For the		For the	For the	For the	For the	For the	For the
through		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,		December 31,		December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2007		2006		2006		2005	2005	2004	2004	2003	2003

$28.66		$24.66		$24.40		$25.29	$24.93	$23.31	$22.88	$16.69	$16.47

0.07	(2)	(0.08	)(2)	(0.14	)(2)	0.11 (2)	0.05 (2)	0.10 (2)	0.05 (2)	0.03	(0.82)

6.87		4.15		4.09		(0.54)	(0.44)	2.25	2.23	6.66	7.23

6.94		4.07		3.95		(0.43)	(0.39)	2.35	2.28	6.69	6.41

0.00	(3)	0.00	(3)	—		0.00 (3)	0.00 (3)	—	—	—	—

(0.29)		(0.11)		(0.11)		(0.20)	(0.14)	(0.37)	(0.23)	(0.07)	—
—		—		—		—	—	—	—	—	—

(0.29)		(0.11)		(0.11)		(0.20)	(0.14)	0.37	(0.23)	(0.07)	—

$35.31		$28.62		$28.24		$24.66	$24.40	$25.29	$24.93	$23.31	$22.88

24.22	%(5)	16.50%		16.18%		(1.69)%	(1.55)%	10.06%	9.95%	40.11%	38.92%

$294		$137,012		$235		$148,260	$300	$201,929	$354	$230,971	$428

2.73	%(6)	1.98%		2.23%		2.35%	2.60%	2.37%	2.62%	2.39%	2.64%
2.72	%(6)	1.85%		2.10%		2.35%	2.60%	2.37%	2.62%	2.39%	2.64%

0.22	%(6)	(0.42)%		(0.67)%		0.46%	0.21%	0.44%	0.19%	0.11%	(0.14)%
0.23	%(6)	(0.29)%		(0.54)%		0.46%	0.21%	0.44%	0.19%	0.11%	(0.14)%
N/A		N/A		N/A		N/A	N/A	N/A	N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Global Fund
	No Load Class		Advisor Class A		Advisor Class C
	For the Six		May 19, 2008		May 19, 2008
	Months Ended		through		through
	June 30, 2008		June 30, 2008		June 30, 2008
	(Unaudited)		(Unaudited)		(Unaudited)

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$4.90		$4.56		$4.56

Income from Investment Operations:
Net investment income	0.04	(2)	0.00	(2)(3)	0.00	(2)(3)
Net realized and unrealized gain (loss) on investments	(1.19)		(0.81)		(0.81)

Total from investment operations	(1.15)		(0.81)		(0.81)

Redemption fees	0.00	(3)	—		—
Less Distributions:
From net investment income	—		—		—
From net realized gains	—		—

Total distributions	—		—		—

Net Asset Value, End of Period	$3.75		$3.75		$3.75

Total Return(4)	(23.47	)%(5)	(17.76	)%(5)	(17.76	)%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,026		$46		$8
Ratio of expenses to average net assets:
Before expense reimbursement	5.47	%(6)	12.59	%(6)	13.09	%(6)
After expense reimbursement(7)	1.42	%(6)	1.64	%(6)	2.14	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.25	)%(6)	(10.12	)%(6)	(10.62	)%(6)
After expense reimbursement(7)	1.80	%(6)	0.83	%(6)	0.33	%(6)
Portfolio turnover rate	N/A		N/A		N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Global Fund
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,	December 31,	December 31,	December 31,	December 31,
2007	2006	2005	2004	2003

$5.00	$4.43	$4.50	$4.28	$3.24

0.22	0.13	0.15	0.08	0.04
(0.01)	0.62	(0.03)	0.25	1.05

0.21	0.75	0.12	0.33	1.09

0.00 (3)	0.00 (3)	0.00 (3)	—	—

(0.31)	(0.18)	(0.19)	(0.11)	(0.05)
—	—	—	—	—

(0.31)	(0.18)	(0.19)	(0.11)	(0.05)

$4.90	$5.00	$4.43	$4.50	$4.28

4.27%	16.90%	2.65%	7.67%	33.56%

$3,138	$3,991	$3,896	$4,584	$4,677

3.84%	3.09%	3.22%	3.45%	3.64%
1.48%	1.39%	2.69%	2.67%	2.74%

1.87%	3.00%	2.80%	1.08%	0.11%
4.23%	1.30%	3.33%	1.84%	1.01%
N/A	N/A	N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Paradigm Fund
			Advisor		Advisor		Institutional
	No Load Class		Class A		Class C		Class
	For the		For the		For the		For the
	Six Months		Six Months		Six Months		Six Months
	Ended		Ended		Ended		Ended
	June 30, 2008		June 30, 2008		June 30, 2008		June 30, 2008
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$30.99		$30.52		$29.90		$30.97

Income from Investment Operations:
Net investment income (loss)	0.06	(2)	0.03	(2)	(0.04	)(2)	0.07	(2)
Net realized and unrealized gain (loss) on investments	(5.90)		(5.81)		(5.68)		(5.87)

Total from investment operations	(5.84)		(5.78)		(5.72)		(5.80)

Redemption fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Less Distributions:
From net investment income	—		—		—		—
From net realized gains	—		—		—		—

Total distributions	—		—		—		—

Net Asset Value, End of Period	$25.15		$24.74		$24.18		$25.17

Total Return(4)	(18.85	)%(5)	(18.94	)%(5)	(19.13	)%(5)	(18.76	)%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,068,229		$528,582		$324,539		$689,166
Ratio of expenses to average net assets:
Before expense reimbursement	1.69	%(6)	1.94	%(6)	2.44	%(6)	1.64	%(6)
After expense reimbursement(7)	1.67	%(6)	1.92	%(6)	2.42	%(6)	1.47	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.39	%(6)	0.14	%(6)	(0.36	)%(6)	0.44	%(6)
After expense reimbursement(7)	0.41	%(6)	0.16	%(6)	(0.34	)%(6)	0.61	%(6)
Portfolio turnover rate	N/A		N/A		N/A		N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Paradigm Fund
	Advisor	Advisor		Institutional		Advisor
No Load Class	Class A	Class C		Class	No Load Class	Class A
For The	For The	For The		For The	For the	For the
Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
December 31,	December 31,	December 31,		December 31,	December 31,	December 31,
2007	2007	2007		2007	2006	2006

$25.79	$25.43	$24.98		$25.76	$20.33	$20.08

0.11 (2)	0.04 (2)	(0.10	)(2)	0.17 (2)	0.14 (2)	0.08 (2)

5.35	5.27	5.15		5.34	5.52	5.43

5.46	5.31	5.05		5.51	5.66	5.51

0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)

(0.13)	(0.09)	(0.00	)(3)	(0.17)	(0.16)	(0.12)
(0.13)	(0.13)	(0.13)		(0.13)	(0.04)	(0.04)

(0.26)	(0.22)	(0.13)		(0.30)	(0.20)	(0.16)

$30.99	$30.52	$29.90		$30.97	$25.79	$25.43

21.15%	20.87%	20.20%		21.37%	27.81%	27.42%

$2,910,518	$544,046	$320,962		$804,755	$1,337,761	$183,031

1.68%	1.93%	2.43%		1.63%	1.79%	2.04%
1.68%	1.93%	2.43%		1.48%	1.63%	1.88%

0.39%	0.14%	(0.36)%		0.44%	0.44%	0.19%
0.39%	0.14%	(0.36)%		0.59%	0.60%	0.35%
N/A	N/A	N/A		N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Paradigm Fund
	Advisor					Advisor		Advisor
	Class C		Institutional Class	No Load Class		Class A		Class C
	For the		For the	For the		For the		For the
	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	December 31,		December 31,	December 31,		December 31,		December 31,
	2006		2006	2005		2005		2005

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$19.76		$20.31	$17.54		$17.40		$17.21

Income from Investment Operations:
Net investment income (loss)	(0.03	)(2)	0.19 (2)	(0.03	)(2)	(0.07	)(2)	(0.17	)(2)
Net realized and unrealized gain (loss) on investments	5.33		5.49	2.82		2.77		2.74

Total from investment operations	5.30		5.68	2.79		2.70		2.57

Redemption fees	0.00	(3)	—	0.03		0.00	(3)	0.00	(3)
Less Distributions:
From net investment income	(0.04)		(0.19)	(0.01)		—		—
From net realized gains	(0.04)		(0.04)	(0.02)		(0.02)		(0.02)

Total distributions	(0.08)		(0.23)	(0.03)		(0.02)		(0.02)

Net Asset Value, End of Period	$24.98		$25.76	$20.33		$20.08		$19.76

Total Return(4)	26.82%		27.96%	16.11%		15.54%		14.96%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$116,226		$507,314	$418,914		$60,421		$38,740
Ratio of expenses to average net assets:
Before expense reimbursement	2.54%		1.74%	1.93%		2.18%		2.68%
After expense reimbursement(7)	2.38%		1.43%	1.69%		1.94%		2.44%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.31)%		0.48%	(0.41)%		(0.66)%		(1.16)%
After expense reimbursement(7)	(0.15)%		0.79%	(0.17)%		(0.42)%		(0.92)%
Portfolio turnover rate	N/A		N/A	N/A		N/A		N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Paradigm Fund
Institutional Class		No Load		Advisor	Advisor	No Load	Advisor	Advisor
For the Period		Class		Class A	Class C	Class	Class A	Class C
May 27, 2005ˆ		For the		For the	For the	For the	For the	For the
through		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,		December 31,		December 31,	December 31,	December 31,	December 31,	December 31,
2005		2004		2004	2004	2003	2003	2003

$18.13		$14.91		$14.82	$14.73	$10.12	$10.07	$10.05

0.01	(2)	(0.06	)(2)	(0.10)	(0.18)	0.05	0.08	0.02

2.23		3.17		3.16	3.14	4.79	4.70	4.67

2.24		3.11		3.06	2.96	4.84	4.78	4.69

—		—		—	—	—	—	—

(0.04)		(0.02)		(0.02)	(0.02)	(0.05)	(0.03)	(0.01)
(0.02)		(0.46)		(0.46)	(0.46)	—	—	—

(0.06)		(0.48)		(0.48)	(0.48)	(0.05)	(0.03)	(0.01)

$20.31		$17.54		$17.40	$17.21	$14.91	$14.82	$14.73

12.35	%(5)	20.84%		20.63%	20.08%	47.87%	47.47%	46.68%

$10,895		$89,313		$26,525	$9,426	$57,646	$13,157	$2,125

1.88	%(6)	2.10%		2.35%	2.85%	2.24%	2.49%	2.99%
1.49	%(6)	1.74%		1.99%	2.49%	1.74%	1.99%	2.49%

(0.37	)%(6)	(0.77)%		(1.02)%	(1.52)%	0.57%	0.32%	(0.18)%
0.02	%(6)	(0.41)%		(0.66)%	(1.16)%	1.07%	0.82%	0.32%
N/A		N/A		N/A	N/A	N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Medical Fund
	No Load Class		Advisor Class A		Advisor Class C		No Load Class	Advisor Class A
	For the Six		For the Six		For the Six		For the	For the
	Months Ended		Months Ended		Months Ended		Year Ended	Year Ended
	June 30, 2008		June 30, 2008		June 30, 2008		December 31,	December 31,
	(Unaudited)		(Unaudited)		(Unaudited)		2007	2007

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$19.82		$19.39		$19.34		$17.83	$17.47

Income from Investment Operations:
Net investment income (loss)	0.15	(2)	0.13	(2)	0.08	(2)	0.10 (2)	0.05 (2)
Net realized and unrealized gain (loss) on investments	(0.72)		(0.71)		(0.70)		2.67	2.62

Total from investment operations	(0.57)		(0.58)		(0.62)		2.77	2.67

Redemption Fees	0.00	(3)	—		—		0.01	0.00 (3)
Less Distributions:
From net investment income	—		—		—		(0.10)	(0.06)
From net realized gains	—		—		—		(0.69)	(0.69)

Total distributions	—		—		—		(0.79)	(0.75)

Net Asset Value, End of Period	$19.25		$18.81		$18.72		$19.82	$19.39

Total Return(4)	(2.88	)%(5)	(2.99	)%(5)	(3.21	)%(5)	15.47%	15.16%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$16,204		$1,726		$128		$13,917	$1,427
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.31	%(6)	2.56	%(6)	3.06	%(6)	2.41%	2.66%
After expense reimbursement(7)	1.42	%(6)	1.67	%(6)	2.17	%(6)	1.40%	1.65%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.73	%(6)	0.48	%(6)	(0.02	)%(6)	(0.51)%	(0.76)%
After expense reimbursement(7)	1.62	%(6)	1.37	%(6)	0.87	%(6)	0.50%	0.25%
Portfolio turnover rate	N/A		N/A		N/A		N/A	N/A

ˆ	Commencement of operations
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Medical Fund
Advisor Class C		No Load Class	Advisor Class A	No Load Class		Advisor Class A		No Load Class		Advisor Class A		No Load Class	Advisor Class A
February 16,		For the	For the	For the		For the		For the		For the		For the	For the
2007ˆ through		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
December 31,		December 31,	December 31,	December 31,		December 31,		December 31,		December 31,		December 31,	December 31,
2007		2006	2006	2005		2005		2004		2004		2003	2003

$18.29		$16.64	$16.34	$16.76		$16.49		$15.67		$15.47		$12.72	$12.61

(0.04	)(2)	0.06 (2)	0.01 (2)	(0.18	)(2)	(0.22	)(2)	(0.10	)(2)	(0.11	)(2)	(0.25)	(0.63)
1.79		2.40	2.35	0.06		0.07		1.19		1.13		3.20	3.49

1.75		2.46	2.36	(0.12)		(0.15)		1.09		1.02		2.95	2.86

0.00	(3)	0.00 (3)	—	0.00	(3)	—		—		—		—	—

(0.01)		(0.04)	—	—		—		—		—		—	—
(0.69)		(1.23)	(1.23)	—		—		—		—		—	—

(0.70)		(1.27)	(1.23)	—		—		—		—		—	—

$19.34		$17.83	$17.47	$16.64		$16.34		$16.76		$16.49		$15.67	$15.47

9.55	%(5)	14.81%	14.49%	(0.72)%		(0.91)%		6.96%		6.59%		23.19%	22.68%

$148		$15,527	$711	$13,943		$559		$19,583		$696		$23,695	$758

3.19	%(6)	2.28%	2.53%	2.48%		2.73%		2.54%		2.79%		2.52%	2.77%
2.15	%(6)	1.44%	1.69%	2.44%		2.69%		2.39%		2.64%		2.52%	2.77%

(1.30	)%(6)	(0.51)%	(0.76)%	(1.14)%		(1.39)%		(1.31)%		(1.56)%		(1.55)%	(1.80)%
(0.26	)%(6)	0.33%	0.08%	(1.10)%		(1.35)%		(1.16)%		(1.41)%		(1.55)%	(1.80)%
N/A		N/A	N/A	N/A		N/A		N/A		N/A		N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Small Cap Opportunities Fund
	No Load Class		Advisor Class A		Advisor Class C		Institutional Class
	For the Six		For the Six		For the Six		For the Six		No Load Class
	Months Ended		Months Ended		Months Ended		Months Ended		For The
	June 30,		June 30,		June 30,		June 30,		Year Ended
	2008		2008		2008		2008		December 31,
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		2007

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$31.92		$31.63		$31.57		$31.92		$26.92

Income from Investment Operations:
Net investment income (loss)	0.07	(2)	0.03	(2)	(0.03	)(2)	0.09	(2)	0.01 (2)
Net realized and unrealized gain (loss) on investments	(7.85)		(7.77)		(7.76)		(7.85)		5.29

Total from investment operations	(7.78)		(7.74)		(7.79)		(7.76)		5.30

Redemption Fees	0.00	(3)	0.00	(3)	—		—		0.00 (3)
Less Distributions:
From net investment income	—		—		—		—		(0.23)
From net realized gains	—		—		—		—		(0.07)

Total distributions	—		—		—		—		(0.30)

Net Asset Value, End of Period	$24.14		$23.89		$23.78		$24.16		$31.92

Total Return(4)	(24.37	)%(5)	(24.47	)%(5)	(24.67	)%(5)	(24.31	)%(5)	19.65%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$341,887		$26,537		$4,918		$232,907		$729,278
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.77	%(6)	2.02	%(6)	2.52	%(6)	1.72	%(6)	1.71%
After expense reimbursement(7)	1.67	%(6)	1.92	%(6)	2.42	%(6)	1.47	%(6)	1.69%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.39	%(6)	0.14	%(6)	(0.36	)%(6)	0.44	%(6)	0.00%
After expense reimbursement(7)	0.49	%(6)	0.24	%(6)	(0.26	)%(6)	0.69	%(6)	0.02%
Portfolio turnover rate	N/A		N/A		N/A		N/A		N/A

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Small Cap Opportunities Fund
		Advisor Class C		Institutional				Institutional
Advisor Class A		February 16,		Class	No Load Class	Advisor Class A		Class	No Load Class	Advisor Class A
For the		2007^		For the	For the	For the		For the	For the	For the
Year Ended		through		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
December 31,		December 31,		December 31,	December 31,	December 31,		December 31,	December 31,	December 31,
2007		2007		2007	2006	2006		2006	2005	2005

$26.71		$28.70		$26.91	$21.02	$20.89		$21.00	$18.69	$18.63

(0.07	)(2)	(0.21	)(2)	0.07 (2)	0.03 (2)	(0.03	)(2)	0.08 (2)	0.12 (2)	0.02 (2)

5.25		3.33		5.29	5.92	5.88		5.91	2.35	2.38

5.18		3.12		5.36	5.95	5.85		5.99	2.47	2.40

0.00	(3)	0.02		0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)

(0.19)		(0.20)		(0.28)	(0.05)	(0.03)		(0.08)	(0.01)	(0.01)
(0.07)		(0.07)		(0.07)	—	—		—	(0.13)	(0.13)

(0.26)		(0.27)		(0.35)	(0.05)	(0.03)		(0.08)	(0.14)	(0.14)

$31.63		$31.57		$31.92	$26.92	$26.71		$26.91	$21.02	$20.89

19.36%		10.94	%(5)	19.91%	28.37%	28.03%		28.52%	13.17%	12.83%

$36,390		$4,942		$316,709	$268,875	$12,444		$209,592	$55,979	$5,205

1.96%		2.47	%(6)	1.66%	1.83%	2.08%		1.78%	1.93%	2.16%
1.94%		2.45	%(6)	1.49%	1.58%	1.83%		1.38%	1.66%	1.94%

(0.25)%		(0.76	)%(6)	0.05%	(0.14)%	(0.39)%		(0.09)%	0.18%	(0.17)%
(0.23)%		(0.75	)%(6)	0.22%	0.11%	(0.14)%		0.31%	0.45%	0.06%
N/A		N/A		N/A	N/A	N/A		N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Small Cap Opportunities Fund
	Institutional Class
	For the Period		No Load Class	Advisor Class A	No Load Class	Advisor Class A
	August 12, 2005ˆ		For the	For the	For the	For the
	through		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2005		2004	2004	2003	2003

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$20.48		$16.55	$16.50	$10.04	$10.03

Income from Investment Operations:
Net investment income (loss)	0.00	(2)(3)	0.22 (2)	0.18 (2)	0.25	0.15
Net realized and unrealized gain (loss) on investments	0.67		2.49	2.49	6.43	6.47

Total from investment operations	0.67		2.71	2.67	6.68	6.62

Redemption Fees	—		—	—	—	—
Less Distributions:
From net investment income	(0.02)		(0.16)	(0.13)	(0.17)	(0.15)
From net realized gains	(0.13)		(0.41)	(0.41)	—	—

Total distributions	(0.15)		(0.57)	(0.54)	(0.17)	(0.15)

Net Asset Value, End of Period	$21.00		$18.69	$18.63	$16.55	$16.50

Total Return(4)	3.23	%(5)	16.40%	16.17%	66.51%	65.98%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$67,586		$35,702	$2,929	$23,665	$2,075
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.77	%(6)	2.03%	2.28%	2.34%	2.59%
After expense reimbursement(7)	1.59	%(6)	1.74%	1.99%	2.34%	2.59%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.21	)%(6)	1.01%	0.76%	2.14%	1.89%
After expense reimbursement(7)	(0.03	)%(6)	1.30%	1.05%	2.14%	1.89%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Kinetics Government Money Market Fund
	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2008		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2007	2006	2005	2004	2003

PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.01		0.04	0.04	0.02	—	—
Net realized and unrealized gain on investments	—		—	—	—	—	—

Total from investment operations	0.01		0.04	0.04	0.02	—	—

Less Distributions:
From net investment income	(0.01)		(0.04)	(0.04)	(0.02)	—	—

Total distributions	(0.01)		(0.04)	(0.04)	(0.02)	—	—

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.66	%(2)	3.77%	4.45%	1.88%	0.00%	0.00%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,060		$1,190	$1,425	$1,052	$1,166	$3,048
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.73	%(3)	6.42%	3.94%	5.08%	2.11%	1.32%
After expense reimbursement(4)	0.91	%(3)	0.98%	0.22%	1.06%	0.98%	0.94%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.57	)%(3)	(1.74)%	0.73%	(2.17)%	(1.13)%	(0.38)%
After expense reimbursement(4)	1.25	%(3)	3.70%	4.45%	1.85%	0.00%	0.00%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Not annualized.
(3)	Annualized.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Market Opportunities Fund
	No Load Class		Advisor Class A		Advisor Class C		Institutional Class
	For the Six		For the Six		For the Six		May 19, 2008
	Months Ended		Months Ended		Months Ended		through
	June 30, 2008		June 30, 2008		June 30, 2008		June 30, 2008
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$16.12		$16.07		$16.01		$13.71

Income from Investment Operations:
Net investment income (loss)	0.06	(2)	0.04	(2)	0.01	(2)	0.02	(2)
Net realized and unrealized gain (loss) on investments	(4.59)		(4.57)		(4.55)		(2.13)

Total from investment operations	(4.53)		(4.53)		(4.54)		(2.11)

Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	—
Less Distributions:
From net investment income	—		—		—		—
From net realized gains	—		—		—		—

Total distributions	—		—		—		—

Net Asset Value, End of Period	$11.59		$11.54		$11.47		$11.60

Total Return(4)	(28.10	)%(5)	(28.19	)%(5)	(28.36	)%(5)	(15.39	)%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$54,977		$34,130		$6,363		$8
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.78	%(6)	2.03	%(6)	2.53	%(6)	1.77	%(6)
After expense reimbursement(7)	1.67	%(6)	1.92	%(6)	2.42	%(6)	1.43	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.81	%(6)	0.55	%(6)	0.03	%(6)	1.31	%(6)
After expense reimbursement(7)	0.92	%(6)	0.66	%(6)	0.14	%(6)	1.65	%(6)
Portfolio turnover rate	N/A		N/A		N/A		N/A

ˆ	Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for each period.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Market Opportunities Fund
No Load Class	Advisor Class A	Advisor Class C		No Load Class		Advisor Class A
For the	For the	February 16, 2007^		January 31, 2006ˆ		January 31, 2006ˆ
Year Ended	Year Ended	through		through		through
December 31,	December 31,	December 31,		December 31,		December 31,
2007	2007	2007		2006		2006

$12.05	$12.04	$12.99		$10.00		$10.00

0.04 (2)	0.00 (2)	(0.05	)(2)	0.04		0.02
4.05	4.04	3.07		2.05		2.05

4.09	4.04	3.02		2.09		2.07

0.01	0.00 (3)	0.00	(3)	0.00	(3)	—

(0.03)	(0.01)	—		(0.04)		(0.03)
—	—	—		—		—

(0.03)	(0.01)	—		(0.04)		(0.03)

$16.12	$16.07	$16.01		$12.05		$12.04

34.03%	33.54%	23.25	%(5)	20.85	%(5)	20.68	%(5)

$63,004	$43,907	$8,790		$7,994		$9,591

1.91%	2.16%	2.66	%(6)	2.68	%(6)	2.93	%(6)
1.74%	1.99%	2.49	%(6)	1.46	%(6)	1.71	%(6)

0.12%	(0.14)%	(0.60	)%(6)	(0.76	)%(6)	(1.01	)%(6)
0.29%	0.03%	(0.43	)%(6)	0.46	%(6)	0.21	%(6)
N/A	N/A	N/A		N/A		N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Water Infrastructure Fund
	No Load Class		Advisor Class A		Advisor Class C		Institutional Class
	For the Six		For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended		Months Ended
	June 30, 2008		June 30, 2008		June 30, 2008		June 30, 2008
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.17		$10.17		$10.16		$10.18

Income from Investment Operations:
Net investment income	0.08	(2)	0.07	(2)	0.05	(2)	0.09	(2)
Net realized and unrealized gain (loss) on investments	(0.31)		(0.32)		(0.32)		(0.32)

Total from investment operations	(0.23)		(0.25)		(0.27)		(0.23)

Redemption Fees	0.00	(3)	—		—		—
Less Distributions:
From net investment income	—		—		—		—
From net realized gains	—		—		—		—

Total distributions	—		—		—		—

Net Asset Value, End of Period	$9.94		$9.92		$9.89		$9.95

Total Return(4)	(2.26	)%(5)	(2.46	)%(5)	(2.66	)%(5)	(2.16	)%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$20,229		$3,532		$1,829		$286
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.22	%(6)	2.47	%(6)	2.97	%(6)	2.17	%(6)
After expense reimbursement(7)	1.65	%(6)	1.90	%(6)	2.40	%(6)	1.45	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.12	%(6)	0.87	%(6)	0.37	%(6)	1.17	%(6)
After expense reimbursement(7)	1.69	%(6)	1.44	%(6)	0.94	%(6)	1.89	%(6)
Portfolio turnover rate	N/A		N/A		N/A		N/A

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5) Not annualized.
(6) Annualized.

(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

The Water Infrastructure Fund
No Load Class		Advisor Class A		Advisor Class C		Institutional Class
June 29, 2007^		June 29, 2007^		June 29, 2007^		June 29, 2007^
through		through		through		through
December 31,		December 31,		December 31,		December 31,
2007		2007		2007		2007

$10.00		$10.00		$10.00		$10.00

0.06	(2)	0.05	(2)	0.02	(2)	0.06	(2)

0.20		0.20		0.21		0.21

0.26		0.25		0.23		0.27

—		0.00	(3)	0.00	(3)	—

(0.04)		(0.03)		(0.02)		(0.04)
(0.05)		(0.05)		(0.05)		(0.05)

(0.09)		(0.08)		(0.07)		(0.09)

$10.17		$10.17		$10.16		$10.18

2.64	%(5)	2.55	%(5)	2.33	%(5)	2.76	%(5)

$2,385		$2,459		$1,201		$103

3.62	%(6)	3.87	%(6)	4.37	%(6)	3.58	%(6)
1.74	%(6)	1.99	%(6)	2.49	%(6)	1.54	%(6)

(0.73	)%(6)	(0.98	)%(6)	(1.48	)%(6)	(0.69	)%(6)
1.15	%(6)	0.90	%(6)	0.40	%(6)	1.35	%(6)
N/A		N/A		N/A		N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Multi-Disciplinary Fund
	No Load Class		Advisor Class A		Advisor Class C		Institutional Class
	For the Period		For the Period		For the Period		For the Period
	February 11, 2008		February 11, 2008		February 11, 2008		February 11, 2008
	through		through		through		through
	June 30, 2008		June 30, 2008		June 30, 2008		June 30, 2008
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00		$10.00

Income from Investment Operations:
Net investment income (loss)	0.01	(2)	0.00	(2)(3)	(0.02	)(2)	0.02	(2)
Net realized and unrealized gain (loss) on investments	(0.30)		(0.30)		(0.30)		(0.30)

Total from investment operations	(0.29)		(0.30)		(0.32)		(0.28)

Redemption Fees	—		—		—		—
Less Distributions:
From net investment income	—		—		—		—
From net realized gains	—		—		—		—

Total distributions	—		—		—		—

Net Asset Value, End of Period	$9.71		$9.70		$9.68		$9.72

Total Return(4)	(2.90	)%(5)	(3.00	)%(5)	(3.20	)%(5)	(2.80	)%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$104		$99		$97		$97
Ratio of operating expenses to average net assets:
Before expense reimbursement	17.67	%(6)	17.92	%(6)	18.42	%(6)	17.62	%(6)
After expense reimbursement(7)	1.49	%(6)	1.74	%(6)	2.24	%(6)	1.29	%(6)
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	(15.88	)%(6)	(16.13	)%(6)	(16.63	)%(6)	(15.83	)%(6)
After expense reimbursement(7)	0.30	%(6)	0.05	%(6)	(0.45	)%(6)	0.50	%(6)
Portfolio turnover rate	N/A		N/A		N/A		N/A

ˆ	Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for each period.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5) Not annualized.
(6) Annualized.
(7) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2008 (Unaudited)

The Internet Portfolio

The Global Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2008 (Unaudited) — (Continued)

The Paradigm Portfolio

The Medical Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2008 (Unaudited) — (Continued)

The Small Cap Opportunities Portfolio

The Kinetics Government Money Market Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2008 (Unaudited) — (Continued)

The Market Opportunities Portfolio

The Water Infrastructure Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2008 (Unaudited) — (Continued)

The Multi-Disciplinary Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited)

Identifier	COMMON STOCKS — 89.40%	Shares	Value

	Aerospace & Defense — 5.60%
CAI	CACI International, Inc. — Class A*(1)	140,000	$6,407,800

	Asian Exchanges — 7.10%
388 HK	Hong Kong Exchanges & Clearing Limited	240,000	3,508,930
8697 JP	Osaka Securities Exchange Co., Ltd.	144	606,187
SGX SP	Singapore Exchange Limited	788,000	4,002,117

			8,117,234

	Asset Management — 1.31%
URB/A CN	Urbana Corp. — Class A*	240,000	689,615
GROW	US Global Investors, Inc. — Class A(1)	48,000	804,000

			1,493,615

	Brokerage & Investment Banking — 0.06%
IAP LN	ICAP plc	6,000	64,774

	Capital Markets — 1.21%
BK	The Bank of New York Mellon Corp.(1)	4,000	151,320
CLST LN	Collins Stewart plc	4,000	5,876
GFIG	GFI Group, Inc.(1)	8,000	72,080
LAB	LaBranche & Co. Inc.*	48,000	339,840
NTRS	Northern Trust Corp.	4,000	274,280
STT	State Street Corporation	8,000	511,920
TLPR LN	Tullett Prebon plc	4,000	34,259

			1,389,575

	Commercial Services & Supplies — 5.47%
CDCO	Comdisco Holding Company, Inc.*	194,400	1,856,520
RBA	Ritchie Bros. Auctioneers, Incorporated(1)	162,000	4,395,060

			6,251,580

	Computers & Peripherals — 0.73%
AAPL	Apple, Inc.*	5,000	837,200

	Diversified Consumer Services — 0.41%
APOL	Apollo Group, Inc. — Class A*(1)	2,000	88,520
BID	Sotheby’s(1)	14,400	379,728

			468,248

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Diversified Financial Services — 8.88%
CLE LN	Climate Exchange plc*	40,000	$1,520,964
CME	CME Group, Inc.(1)	8,000	3,065,520
ICE	IntercontinentalExchange Inc.*	30,000	3,420,000
LSE LN	London Stock Exchange Group plc	72,352	1,124,082
NMX	Nymex Holdings, Inc.(1)	12,200	1,030,656

			10,161,222

	European Exchanges — 1.93%
BME SM	Bolsas Y Mercados Espanoles	14,000	521,302
DB1 GR	Deutsche Boerse AG	6,600	744,960
EXAE GA	Hellenic Exchanges S.A. Holding	12,000	151,148
OMX SS	OMX AB*	18,000	792,037

			2,209,447

	Holding Company — 16.90%
GBLB BB	Groupe Bruxelles Lambert S.A.	22,000	2,618,982
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	2,000	31
LUK	Leucadia National Corporation(1)	356,000	16,710,640

			19,329,653

	Household Durables — 1.11%
IEP	Icahn Enterprises LP	18,000	1,266,120

	Internet & Catalog Retail — 0.59%
EBAY	eBay, Inc.*(1)	24,000	655,920
IACI	IAC/InterActiveCorp*(1)	1,000	19,280

			675,200

	Internet Software & Services — 1.10%
BIDU	Baidu.com, Inc. — ADR*(1)	1,000	312,960
GOOG	Google Inc. — Class A*	1,800	947,556

			1,260,516

	IT Services — 8.24%
BR	Broadridge Financial Solutions, Inc.	120,000	2,526,000
IRM	Iron Mountain Incorporated*(1)	6,000	159,300
MANT	ManTech International Corporation — Class A*(1)	140,000	6,736,800

			9,422,100

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Leisure Equipment & Products — 0.01%
MVL	Marvel Entertainment, Inc.*(1)	322	$10,349

	Media — 14.09%
DWA	DreamWorks Animation SKG, Inc. — Class A*	92,000	2,742,520
SSP	E.W. Scripps Company — Class A(1)	4,000	166,160
HPOL	Harris Interactive, Inc.*(1)	80,000	160,800
LBTYA	Liberty Global, Inc. — Class A*	120,257	3,779,677
LBTYK	Liberty Global, Inc. — Series C*(1)	182,707	5,546,985
DIS	The Walt Disney Co.(1)	1,380	43,056
WMG	Warner Music Group Corp.(1)	208,000	1,485,120
WPO	The Washington Post Company — Class B(1)	3,600	2,112,840
XMSR	XM Satellite Radio Holdings, Inc. — Class A*	10,000	78,400

			16,115,558

	Other Exchanges — 2.14%
ASX AU	ASX Ltd.	36,000	1,083,662
JSE SJ	JSE Limited	60,000	417,625
NZX NZ	NZX Ltd.	12,000	68,959
X CN	TMX Group Inc.	21,340	881,057

			2,451,303

	Publishing — 0.36%
MCO	Moody’s Corporation(1)	12,000	413,280

	Software — 2.86%
FTIS LI	Financial Technologies (India) Ltd. — GDR	144,000	842,400
MVSN	Macrovision Solutions Corp.*(1)	152,880	2,287,085
MSFT	Microsoft Corp.	5,000	137,550

			3,267,035

	Special Purpose Entity — 0.04%
ADPAO	Adelphia Contingent Value Vehicle CVV Series ACC-4 Int*	250,827	—
ADPAL	Adelphia Recovery Trust Ser ACC-6 E/F Int*	4,878,645	48,786

			48,786

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	U.S. Equity Exchanges — 9.26%
NDAQ	The Nasdaq OMX Group*(1)	170,000	$4,513,500
NYX	NYSE Euronext(1)	120,000	6,079,200

			10,592,700

	Wireless Telecommunication Services — 0.00%
SNSHA	Sunshine PCS Corp. — Class A*	149,890	450

	TOTAL COMMON STOCKS (cost $75,002,290)		102,253,745

	ESCROW NOTES — 0.00%

	Adelphia Communications Corp.(1)	200,000	—
	Adelphia Communications Corp. Preferred	190,000	—

	TOTAL ESCROW NOTES (cost $0)		—

		Principal
	CONVERTIBLE BONDS — 1.63%	Amount

	Diversified Telecommunication Services — 1.63%
52729NAS9	Level 3 Communications, Inc., CLB 6.000%, 03/15/2010	$2,000,000	1,860,000

	TOTAL CONVERTIBLE BONDS (cost $1,533,163)		1,860,000

	RIGHTS — 0.96%	Shares

	Commercial Services & Supplies — 0.96%
CDCOR	Comdisco Holding Company, Inc. Rights Expiration Date: 12/31/2050 Strike Price $1.00#	12,240,699	1,101,663

	TOTAL RIGHTS (cost $3,253,775)		1,101,663

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

		Principal
Identifier	SHORT-TERM INVESTMENTS — 7.43%	Amount	Value

	US Government Agency Issues — 7.31%
313384YV	Federal Home Loan Bank Discount Note 1.850%, 07/01/2008	$8,357,000	$8,357,000

		Shares

	Money Market Funds — 0.12%
FIUXX	First American Prime Obligations Fund — Class I	138,074	138,074

	TOTAL SHORT-TERM INVESTMENTS (cost $8,495,074)		8,495,074

	INVESTMENTS PURCHASED
	WITH THE CASH PROCEEDS
	FROM SECURITIES
	LENDING — 51.22%

	Investment Companies — 51.22%
	Mount Vernon Securities Lending Trust — Prime Portfolio	58,584,774	58,584,774

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $58,584,774)		58,584,774

	TOTAL INVESTMENTS — 150.64% (cost $146,869,076)		$172,295,256

Percentages are stated as a percent of net assets.

* —	Non-income producing security.
# —	Contingent value right (contingent upon profitability of company).

ADR —	American Depository Receipt.
GDR —	Global Depository Receipt.

CLB —	Callable Security.

(1) —	This security or a portion of this security was out on loan at June 30, 2008. Total loaned securities had a market value of $56,458,394 at June 30, 2008.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited)

Identifier	COMMON STOCKS — 96.35%	Shares	Value

	Airlines — 2.70%
753 HK	Air China Limited — Class H	50,000	$24,624
670 HK	China Eastern Airlines Corporation Limited — Class H*	100,000	31,421
1055 HK	China Southern Airlines Company Limited — Class H*	64,000	25,445

			81,490

	Asian Exchanges — 11.70%
CML SJ	Coronation Fund Managers Ltd.	30,000	17,433
DC/A CN	Dundee Corporation — Class A*	1,600	19,362
388 HK	Hong Kong Exchanges & Clearing Limited	9,500	138,895
PSE PM	Philippine Stock Exchange, Inc.	1,600	23,165
SGX SP	Singapore Exchange Limited	30,500	154,904

			353,759

	Asset Management — 10.06%
URB/A CN	Urbana Corp. — Class A*	31,800	91,374
GROW	US Global Investors, Inc. — Class A	7,000	117,250
806 HK	Value Partners Group Limited	111,000	95,380

			304,004

	Beverages — 1.89%
168 HK	Tsingtao Brewery Co. Limited — Class H	28,000	57,025

	Commercial Banks — 10.17%
3988 HK	Bank of China Ltd. — Class H	136,000	60,524
939 HK	China Construction Bank Corp. — Class H	70,000	56,379
HDB	HDFC Bank Ltd. — ADR	620	44,429
IBN	ICICI Bank Ltd. — ADR	1,500	43,140
1398 HK	Industrial & Commercial Bank of China — Class H	80,000	54,686
SBKFF	State Bank of India Ltd. — GDR	900	48,420

			307,578

	Construction & Engineering — 2.68%
1186 HK	China Railway Construction Corp. — Class H*	26,000	36,680
390 HK	China Railway Group Ltd. — Class H*	24,000	17,883
NTBC LN	Noida Toll Bridge Company Ltd. — GDR*	4,000	26,500

			81,063

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Diversified Telecommunication Services — 0.59%
2267781Z	CIBL Inc.*	51	$17,850

	Electric Utilities — 3.79%
991 HK	Datang International Power Generation Company Limited — Class H	96,000	57,005
HNP	Huaneng Power International, Inc. — ADR	1,200	33,180
RIFS LI	Reliance Infrastructure Ltd. — GDR	450	24,525

			114,710

	Gaming — 1.91%
200 HK	Melco International Development Limited	60,000	57,713

	Holding Company — 0.00%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	160	3

	Hotels Restaurants & Leisure — 1.23%
MPEL	Melco Crown Entertainment Ltd. — ADR*	4,000	37,280

	Insurance — 4.56%
LFC	China Life Insurance Co., Limited — ADR(1)	500	26,090
2628 HK	China Life Insurance Co., Limited — Class H	16,000	56,020
2318 HK	Ping An Insurance Group Company of China Limited — Class H	7,500	55,789

			137,899

	Metals & Mining — 3.81%
358 HK	Jiangxi Copper Company Ltd. — Class H	14,000	27,471
SLT	Sterlite Industries India Ltd. — ADR*	4,000	63,600
VED LN	Vedanta Resources Plc	550	23,959

			115,030

	Oil, Gas & Consumable Fuels — 9.41%
SNP	China Petroleum & Chemical Corp. — ADR	250	23,222
386 HK	China Petroleum & Chemical Corp. — Class H	64,000	59,919
1088 HK	China Shenhua Energy Company Limited — Class H	14,000	54,942
CEO	CNOOC Limited — ADR(1)	300	52,062
PTR	PetroChina Company Limited — ADR	350	45,101
RIGD LI	Reliance Industries Limited — GDR (Acquired 04/03/08-05/06/08 at $63,073)†	500	49,200

			284,446

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Other Exchanges — 0.51%
JSE SJ	JSE Limited	2,225	$15,487

	Real Estate — 2.47%
12 HK	Henderson Land Development Company Limited	12,000	74,796

	Real Estate Investment Trusts (REITs) — 2.34%
823 HK	The Link REIT	31,000	70,610

	Real Estate Management & Development — 2.29%
1 HK	Cheung Kong Holdings Ltd.	4,000	53,916
XIN	Xinyuan Real Estate Co. Ltd. — ADR*	2,500	15,175

			69,091

	Software — 4.03%
FTIS LI	Financial Technologies (India) Ltd. — GDR	20,800	121,680

	Tobacco — 0.65%
PM	Philip Morris International, Inc.(1)	400	19,756

	Transportation Infrastructure — 19.56%
995 HK	Anhui Expressway Co., Ltd. — Class H	66,000	47,825
694 HK	Beijing Capital International Airport Company Limited — Class H	235,000	195,601
357 HK	Hainan Meilan International Airport Company Limited — Class H	65,000	59,938
737 HK	Hopewell Highway Infrastructure Limited	34,000	25,771
54 HK	Hopewell Holdings Limited	16,000	56,840
177 HK	Jiangsu Expressway Company Ltd. — Class H	54,000	44,254
548 HK	Shenzhen Expressway Company Limited — Class H	54,000	31,580
107 HK	Sichuan Expressway Co. Limited — Class H	114,000	32,750
3382 HK	Tianjin Port Development Holdings Ltd.	148,000	59,600
576 HK	Zhejiang Expressway Co., Limited — Class H	48,000	36,998

			591,157

	Wireless Telecommunication Services — 0.00%
SNSHA	Sunshine PCS Corp. — Class A*	6,000	18

	TOTAL COMMON STOCKS (cost $3,356,281)		2,912,445

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier	PREFERRED STOCKS — 0.01%	Shares	Value

	Diversified Telecommunication Services — 0.01%
PTVIP.PK	PTV, Inc. — Series A, CLB*	487	$304

	TOTAL PREFERRED STOCKS (cost $3,774)		304

	SHORT-TERM INVESTMENTS — 3.32%

	Money Market Funds — 3.32%
FIUXX	First American Prime Obligations Fund — Class I	100,238	100,238

	TOTAL SHORT-TERM INVESTMENTS (cost $100,238)		100,238

	INVESTMENTS PURCHASED
	WITH THE CASH PROCEEDS
	FROM SECURITIES LENDING — 3.22%

	Investment Companies — 3.22%
	Mount Vernon Securities Lending Trust — Prime Portfolio	97,416	97,416

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $97,416)		97,416

	TOTAL INVESTMENTS — 102.90% (cost $3,557,709)		$3,110,403

Percentages are stated as a percent of net assets.

* —	Non-income producing security.
† —	Restricted security.
ADR — American Depository Receipt.
GDR — Global Depository Receipt.
CLB — Callable Security.

(1) —	This security or a portion of this security was out on loan at June 30, 2008. Total loaned securities had a market value of $96,929 at June 30, 2008.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited)

Identifier	COMMON STOCKS — 86.57%	Shares	Value

	Aerospace & Defense — 0.72%
CAI	CACI International, Inc. — Class A*(1)	574,000	$26,271,980

	Agricultural Operations — 0.12%
ADM	Archer-Daniels-Midland Company(1)	88,000	2,970,000
BG	Bunge Limited(1)	15,000	1,615,350

			4,585,350

	Aircraft Maintenance — 0.04%
44 HK	Hong Kong Aircraft Engineering Company Limited	84,000	1,293,841

	Airlines — 0.33%
753 HK	Air China Limited — Class H	2,400,000	1,181,955
CEA	China Eastern Airlines Corporation Limited — ADR*(1)	40,000	1,256,820
670 HK	China Eastern Airlines Corporation Limited — Class H*	11,364,000	3,570,721
ZNH	China Southern Airlines Company Limited — ADR*	18,000	356,040
1055 HK	China Southern Airlines Company Limited — Class H*	14,000,000	5,566,065

			11,931,601

	Asian Exchanges — 4.60%
388 HK	Hong Kong Exchanges & Clearing Limited	7,368,000	107,724,133
8697 JP	Osaka Securities Exchange Co., Ltd.	4,800	20,206,244
SGX SP	Singapore Exchange Limited	7,952,000	40,386,844

			168,317,221

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Asset Management — 7.75%
AB	AllianceBernstein Holding LP	58,000	$3,171,440
BLK	BlackRock, Inc.(1)	258,400	45,736,800
BX	The Blackstone Group LP	600,000	10,926,000
BAM	Brookfield Asset Management Inc. — Class A(1)	2,734,000	88,964,360
CNS	Cohen & Steers, Inc.(1)	488,000	12,673,360
EV	Eaton Vance Corp.(1)	800,000	31,808,000
FIG	Fortress Investment Group LLC — Class A(1)	72,000	887,040
BEN	Franklin Resources, Inc.(1)	180,000	16,497,000
IGM CN	IGM Financial, Inc.(1)	30,000	1,243,307
IVZ	Invesco Limited	12,000	287,760
LM	Legg Mason, Inc.(1)	538,000	23,440,660
POW CN	Power Corporation of Canada	1,044,000	31,963,989
PZN	Pzena Investment Management, Inc. — Class A(1)	454,000	5,793,040
TROW	T. Rowe Price Group, Inc.(1)	80,000	4,517,600
URB/A CN	Urbana Corp. — Class A*	424,000	1,218,319
GROW	US Global Investors, Inc. — Class A(1)	240,000	4,020,000
806 HK	Value Partners Group Limited	684,000	587,746

			283,736,421

	Auto Components — 0.37%
6201 JP	Toyota Industries Corporation	420,000	13,448,227

	Automobiles — 0.00%
2333 HK	Great Wall Motor Company Limited — Class H	20,000	13,261

	Beverages — 0.48%
STZ	Constellation Brands, Inc. — Class A*(1)	1,800	35,748
DPS	Dr. Pepper Snapple Group, Inc.*(1)	1,920	40,282
RI FP	Pernod-Ricard SA	41,680	4,281,922
RCO FP	Remy Cointreau SA	3,600	196,851
168 HK	Tsingtao Brewery Co. Limited — Class H	6,316,000	12,863,263

			17,418,066

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Biotechnology — 0.16%
CRL	Charles River Laboratories International, Inc.*(1)	92,000	$5,880,640

	Brokerage & Investment Banking — 0.44%
GHL	Greenhill & Co., Inc.(1)	36,000	1,938,960
IAP LN	ICAP plc	370,000	3,994,423
LAZ	Lazard Ltd. — Class A(1)	300,100	10,248,415

			16,181,798

	Capital Markets — 5.42%
ACAS	American Capital Ltd.(1)	72,000	1,711,440
BK	The Bank of New York Mellon Corp.(1)	1,600,060	60,530,270
CLST LN	Collins Stewart plc	40,000	58,759
GFIG	GFI Group, Inc.(1)	198,000	1,783,980
GS	The Goldman Sachs Group, Inc.(1)	320,000	55,968,000
LAB	LaBranche & Co. Inc.*(1)	1,898,000	13,437,840
LEH	Lehman Brothers Holdings, Inc.(1)	272,000	5,388,320
NTRS	Northern Trust Corp.(1)	252,000	17,279,640
STT	State Street Corporation(1)	648,248	41,481,389
TLPR LN	Tullett Prebon plc	72,000	616,672

			198,256,310

	Chemicals — 1.05%
NZYMB DC	Novozymes A/S — Class B	200	18,072
POT	Potash Corporation of Saskatchewan Inc.(1)	1,200	274,284
SIAL	Sigma-Aldrich Corp.(1)	708,000	38,132,880

			38,425,236

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Commercial Banks — 1.45%
3988 HK	Bank of China Ltd. — Class H	12,000,000	$5,340,345
CATY	Cathay General Bancorp(1)	144,000	1,565,280
CLFC	Center Financial Corporation	224,000	1,897,280
939 HK	China Construction Bank Corp. — Class H	9,084,000	7,316,364
EWBC	East West Bancorp, Inc.(1)	144,000	1,016,640
HAFC	Hanmi Financial Corporation(1)	224,000	1,167,040
HDB	HDFC Bank Ltd. — ADR(1)	80,000	5,732,800
IBN	ICICI Bank Ltd. — ADR(1)	270,000	7,765,200
1398 HK	Industrial & Commercial Bank of China — Class H	8,748,000	5,979,908
MTB	M&T Bank Corporation(1)	88,000	6,207,520
NARA	Nara Bancorp, Inc.(1)	208,000	2,231,840
SBID LI	State Bank of India — GDR(1)	72,000	3,873,600
UCBH	UCBH Holdings, Inc.(1)	200,000	450,000
WFC	Wells Fargo & Company(1)	40,000	950,000
WIBC	Wilshire Bancorp, Inc.(1)	200,000	1,714,000

			53,207,817

	Commercial Services & Supplies — 0.01%
BCO	The Brink’s Co.	6,000	392,520
EFX	Equifax Inc.(1)	100	3,362

			395,882

	Consumer Finance — 0.06%
STU	The Student Loan Corporation	21,900	2,147,952

	Diversified Consumer Services — 0.57%
HRB	H&R Block, Inc.(1)	106,000	2,268,400
BID	Sotheby’s(1)	700,000	18,459,000

			20,727,400

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Diversified Financial Services — 4.79%
CLE LN	Climate Exchange Plc*	80,000	$3,041,928
CME	CME Group, Inc.(1)	204,000	78,170,760
ICE	IntercontinentalExchange Inc.*(1)	272,000	31,008,000
LSE LN	London Stock Exchange Group Plc	2,172,291	33,749,367
NMX	Nymex Holdings, Inc.(1)	144,000	12,165,120
PARG SW	Pargesa Holding SA	80,000	8,919,779
TPL	Texas Pacific Land Trust(1)	158,000	8,374,000

			175,428,954

	Diversified Food — 0.00%
CBY	Cadbury PLC — ADR	2,560	128,819

	Diversified Telecommunication Services — 0.03%
CN	China Netcom Group Corp. Hong Kong Ltd. — ADR(1)	18,000	982,620
728 HK	China Telecom Corp. Ltd. — Class H	200,000	108,756

			1,091,376

	Electric Utilities — 3.11%
AYE	Allegheny Energy, Inc.(1)	882,000	44,197,020
BIP	Brookfield Infrastucture Partners LP(1)	103,920	2,036,832
991 HK	Datang International Power Generation Company Limited — Class H	19,620,000	11,650,338
1071 HK	Huadian Power International Corporation — Class H	1,040,000	274,764
HNP	Huaneng Power International, Inc. — ADR(1)	610,000	16,866,500
KEP	Korea Electric Power Corporation — ADR(1)	640,000	9,299,200
SRP	Sierra Pacific Resources	1,904,000	24,199,840
USERY	RAO Unified Energy System of Russia — ADR	52,000	5,304,000

			113,828,494

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	European Exchanges — 1.25%
BME SM	Bolsas y Mercados Espanoles	160,000	$5,957,742
DB1 GR	Deutsche Boerse AG	314,000	35,442,044
EXAE GA	Hellenic Exchanges S.A. Holding	36,000	453,443
OMX SS	OMX AB*	88,000	3,872,178

			45,725,407

	Gaming — 3.18%
IGT	International Game Technology(1)	50,000	1,249,000
LVS	Las Vegas Sands Corp.*(1)	588,000	27,894,720
200 HK	Melco International Development	3,000,000	2,885,633
MGM	MGM Mirage*(1)	686,400	23,262,096
WYNN	Wynn Resorts Limited(1)	750,000	61,012,500

			116,303,949

	Health Care Equipment & Supplies — 0.09%
BDX	Becton, Dickinson & Co.(1)	34,000	2,764,200
SYK	Stryker Corp.(1)	6,000	377,280

			3,141,480

	Holding Company — 6.35%
BRK/A	Berkshire Hathaway Inc. — Class A*	430	51,922,500
BRK/B	Berkshire Hathaway Inc. — Class B*(1)	9,616	38,579,392
GBLB BB	Groupe Bruxelles Lambert S.A.	272,000	32,380,136
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	24,000	378
LUK	Leucadia National Corporation(1)	2,258,000	105,990,520
PAOR FP	Paris Orleans et Cie SA	200	8,234
PWF CN	Power Financial Corp.(1)	108,000	3,512,092

			232,393,252

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Hotels Restaurants & Leisure — 0.09%
LTO IM	Lottomatica S.p.A	2,000	$59,798
MPEL	Melco Crown Entertainment Ltd. — ADR*	120,045	1,118,819
BAIN FP	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	2	1,770
TRY	Triarc Companies, Inc. — Class A(1)	340,000	2,176,000

			3,356,387

	Household Durables — 1.26%
FO	Fortune Brands, Inc.(1)	4,000	249,640
IEP	Icahn Enterprises LP	494,600	34,790,164
JAH	Jarden Corporation*(1)	610,000	11,126,400

			46,166,204

	Independent Power Producers & Energy Traders — 3.01%
CPN	Calpine Corp.*(1)	2,550,049	57,529,110
836 HK	China Resources Power Holdings Company Limited	144,000	350,893
DYN	Dynegy, Inc. — Class A *(1)	3,552,165	30,371,011
MIR	Mirant Corp. *(1)	560,000	21,924,000

			110,175,014

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Insurance — 2.72%
LFC	China Life Insurance Co., Limited — ADR(1)	144,666	$7,548,672
2628 HK	China Life Insurance Co., Limited — Class H	1,000,000	3,501,234
GWO CN	Great-West Lifeco, Inc.(1)	128,000	3,660,371
L	Loews Corporation(1)	102,000	4,783,800
MKL	Markel Corporation*(1)	80,000	29,360,000
2328 HK	PICC Property & Casualty Co. Ltd. — Class H	4,800,000	3,188,817
2318 HK	Ping An Insurance Group Company of China Limited — Class H	2,000,000	14,877,040
PGR	The Progressive Corporation(1)	924,000	17,297,280
WSC	Wesco Financial Corporation	1,700	649,400
WTM	White Mountains Insurance Group Ltd.	34,000	14,586,000

			99,452,614

	Internet & Catalog Retail — 0.09%
EBAY	eBay, Inc.*(1)	114,000	3,115,620

	Internet Software & Services — 0.10%
GOOG	Google Inc. — Class A*(1)	7,200	3,790,224

	IT Services — 0.61%
BR	Broadridge Financial Solutions, Inc.(1)	180,000	3,789,000
IRM	Iron Mountain Incorporated*(1)	86,000	2,283,300
MA	Mastercard, Inc. — Class A(1)	42,000	11,151,840
V	Visa, Inc. — Class A*(1)	2,000	162,620
WU	The Western Union Company (1)	200,000	4,944,000

			22,330,760

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Media — 1.23%
DWA	DreamWorks Animation SKG, Inc. — Class A*(1)	464,000	$13,831,840
SSP	E.W. Scripps Company — Class A(1)	158,000	6,563,320
DIS	The Walt Disney Co.(1)	18,400	574,080
WMG	Warner Music Group Corp.(1)	1,600,000	11,424,000
WPO	The Washington Post Company — Class B(1)	21,600	12,677,040
9399 JP	Xinhua Finance Ltd.*	100	4,944

			45,075,224

	Metals & Mining — 4.04%
AAUK	Anglo American PLC — ADR(1)	2,400,080	85,082,836
CMC	Commercial Metals Company(1)	360,000	13,572,000
FNNVF	Franco-Nevada Corporation	600,000	14,533,687
FCX	Freeport-McMoRan Copper & Gold Inc.(1)	2,680	314,069
RTP	Rio Tinto Plc — ADR(1)	60,000	29,700,000
YZC	Yanzhou Coal Mining Company Limited — ADR	12,000	1,116,120
1171 HK	Yanzhou Coal Mining Company Limited — Class H	1,800,000	3,347,334

			147,666,046

	Multiline Retail — 0.67%
SHLD	Sears Holdings Corporation*(1)	332,000	24,455,120

	Multi-Utilities — 2.99%
CNP	Centerpoint Energy, Inc.(1)	992,000	15,921,600
CMS	CMS Energy Corporation(1)	870,000	12,963,000
NRG	NRG Energy, Inc.*(1)	540,000	23,166,000
RRI	Reliant Energy Inc.*	2,696,000	57,343,920

			109,394,520

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Oil, Gas & Consumable Fuels — 15.61%
CCJ	Cameco Corporation(1)	360,000	$15,433,200
CNQ	Canadian Natural Resources Ltd.	758,000	75,989,500
COSWF	Canadian Oil Sands Trust	1,748,000	94,761,223
1898 HK	China Coal Energy Company — Class H	4,000,000	6,997,339
SNP	China Petroleum & Chemical Corp. — ADR (1)	30,000	2,786,700
386 HK	China Petroleum & Chemical Corp. — Class H	720,000	674,084
1088 HK	China Shenhua Energy Company Limited — Class H	876,000	3,437,827
883 HK	CNOOC Limited	2,400,000	4,130,687
CEO	CNOOC Limited — ADR(1)	200,000	34,708,000
EP	El Paso Corporation(1)	1,868,000	40,610,320
ECA	EnCana Corporation(1)	458,000	41,645,940
OGZPY	Gazprom OAO — ADR(1)	1,208,000	70,064,000
IMO	Imperial Oil Ltd.(1)	606,000	33,372,420
MRO	Marathon Oil Corp.	204,060	10,584,592
NEGI	National Energy Group, Inc.*	50,000	180,000
NXY	Nexen Inc.	660,000	26,235,000
NHYDY	Norsk Hydro ASA — ADR(1)	152,000	2,220,264
PWE	Penn West Energy Trust(1)	542,000	18,341,280
PCZ	Petro-Canada(1)	200,000	11,150,000
PBR	Petroleo Brasileiro S.A. — ADR(1)	48,000	3,399,840
STO	StatoilHydro ASA — ADR(1)	144,054	5,384,738
SU	Suncor Energy, Inc.	1,184,000	68,814,080
WZR CN	WesternZagros Resources Ltd.*	34,400	100,532

			571,021,566

	Other Exchanges — 1.24%
ASX AU	ASX Ltd.	900,000	27,091,542
JSE SJ	JSE Limited	720,000	5,011,494
NZX NZ	NZX Ltd.	24,329	139,809
X CN	TMX Group Inc.	320,044	13,213,546

			45,456,391

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Paper & Forest Products — 0.00%
POPE	Pope Resources Inc. LP	1,800	$58,140

	Pharmaceuticals — 0.17%
1093 HK	China Pharmaceutical Group Limited	1,200,000	600,212
NVO	Novo-Nordisk A/S — ADR(1)	84,000	5,544,000

			6,144,212

	Publishing — 0.66%
JW/A	John Wiley & Sons, Inc. — Class A	8,000	360,240
JW/B	John Wiley & Sons, Inc. — Class B(1)	2,000	90,540
MHP	The McGraw-Hill Companies, Inc.(1)	152,000	6,098,240
MCO	Moody’s Corporation(1)	502,000	17,288,880
RHD	R.H. Donnelley Corporation*(1)	50,000	150,000

			23,987,900

	Real Estate — 0.19%
12 HK	Henderson Land Development Co. Ltd.	1,098,000	6,843,798
242 HK	Shun Tak Holdings Limited	72,000	67,408

			6,911,206

	Real Estate Investment Trusts (REITs) — 1.44%
ALX	Alexander’s, Inc.*(1)	20,000	6,212,000
DFR	Deerfield Capital Corp.(1)	36,049	28,479
823 HK	The Link REIT	7,068,000	16,098,968
VNO	Vornado Realty Trust(1)	346,000	30,448,000

			52,787,447

	Real Estate Management & Development — 1.49%
FCE/A	Forest City Enterprises, Inc. — Class A(1)	1,328,400	42,801,048
917 HK	New World China Land Limited	1,000,000	518,131
JOE	The St. Joe Company(1)	200,000	6,864,000
4 HK	Wharf Holdings Ltd.	1,000,000	4,187,374

			54,370,553

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Road & Rail — 1.18%
BNI	Burlington Northern Santa Fe Corp.	100,000	$9,989,000
CSX	CSX Corp.(1)	164,000	10,300,840
GSH	Guangshen Railway Company Limited — ADR(1)	12,000	268,920
525 HK	Guangshen Railway Company Limited — Class H	360,000	163,904
NSC	Norfolk Southern Corp.(1)	162,200	10,165,074
UNP	Union Pacific Corp.	163,000	12,306,500

			43,194,238

	Software — 0.05%
FTIS LI	Financial Technologies (India) Ltd. — GDR	288,400	1,687,140

	State Commercial Banks — 0.00%
PFBC	Preferred Bank Los Angeles(1)	18,000	93,240

	Thrifts & Mortgage Finance — 0.22%
FRE	Federal Home Loan Mortgage Corporation(1)	8,000	131,200
FNM	Federal National Mortgage Association(1)	400,000	7,804,000

			7,935,200

	Tobacco — 0.03%
PM	Philip Morris International, Inc.(1)	22,000	1,086,580

	Trading Companies & Distributors — 0.02%
NOBL SP	Noble Group Limited	424,800	739,977

	Transportation By Air — 0.03%
PAC	Grupo Aeroportuario del Pacifico SA de CV — ADR(1)	40,200	1,180,674

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Transportation Infrastructure — 1.72%
995 HK	Anhui Expressway Co., Ltd. — Class H	5,180,000	$3,753,503
694 HK	Beijing Capital International Airport Co. Ltd. — Class H	34,800,000	28,965,597
OMAB	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. — ADR(1)	78,000	1,293,240
ASR	Grupo Aeroportuario del Sureste S.A.B. de C.V. — ADR(1)	35,000	1,802,500
357 HK	Hainan Meilan International Airport Company Limited — Class H	4,096,000	3,777,003
54 HK	Hopewell Holdings Limited	500,000	1,776,267
177 HK	Jiangsu Expressway Company Ltd. — Class H	6,000,000	4,917,118
548 HK	Shenzhen Expressway Company Limited — Class H	9,000,000	5,263,394
107 HK	Sichuan Expressway Co. Limited — Class H	18,000,000	5,171,054
3382 HK	Tianjin Port Development Holdings Ltd.	2,000,000	805,412

576 HK	Zhejiang Expressway Co., Limited — Class H	7,200,000	5,549,649

			63,074,737

	U.S. Equity Exchanges — 3.31%
NDAQ	The Nasdaq OMX Group*(1)	2,172,000	57,666,600
NYX	NYSE Euronext(1)	1,252,552	63,454,284

			121,120,884

	Wireless Telecommunication Services — 0.03%
762 HK	China Unicom Limited	640,000	1,188,522

	TOTAL COMMON STOCKS (cost $3,068,084,245)		3,167,297,074

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

		Principal
Identifier	ESCROW NOTES — 0.00%*	A mount	Value

	Calpine Corporation (converted from Calpine Corp., 8.500%, 02/15/2011)*	$1,000,000	$—
	Calpine Corporation (converted from Calpine Corp., 10.500%, 05/15/2015)*	300,000	—
	Calpine Corporation (converted from Calpine Corp., 8.750%, 07/15/2008)*	200,000	—
	Calpine Corporation (converted from Calpine Corp., 7.875%, 04/01/2008)*	200,000	—
	Calpine Corporation (converted from Calpine Corp., 7.625%, 04/15/2050)*	100,000	—
	Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023)*	42,200,000	5

	TOTAL ESCROW NOTES (cost $0)		5

	CORPORATE BONDS — 0.03%

	Diversified Financial Services — 0.03%
317928AA7	FINOVA Group, Inc. 7.500%, 11/15/2009, Acquired 10/19/2006-3/29/2007 at $2,775,288 (Default Effective 4/29/2005)*	9,503,880	1,116,706

	TOTAL CORPORATE BONDS (cost $6,167,637)		1,116,706

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

	CALL OPTIONS
Identifier	PURCHASED — 0.04%	Contracts	Value

LUK.AD	Leucadia National Corporation Expiration: January 2009, Exercise Price: $20.00	72	$196,200
L.AE	Loews Corporation Expiration: January 2009, Exercise Price: $25.00	500	1,145,000

	TOTAL CALL OPTIONS PURCHASED (cost $1,557,476)		1,341,200

	SHORT-TERM	Principal
	INVESTMENTS — 12.18%	Amount

	US Government Agency Issues — 11.97%
313384YV	Federal Home Loan Bank Discount Note 1.850%, 07/01/2008	$438,076,000	438,076,000

		Shares

	Money Market Funds — 0.21%
FIUXX	First American Prime Obligations Fund — Class I	7,832,407	7,832,407

	TOTAL SHORT-TERM INVESTMENTS (cost $445,908,407)		445,908,407

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 38.82%	Shares	Value

	Investment Companies — 36.85%
	AIM Short Term Investment Prime Portfolio	56,000,000	$56,000,000
	AIM Short Term Liquid Asset Fund	69,000,000	69,000,000
	DWS Money Market Series Institutional Shares	67,000,000	67,000,000
	Federated Prime Obligations Fund	67,000,000	67,000,000
	Goldman Sachs Financial SQ Money Market	67,000,000	67,000,000
	Goldman Sachs Financial SQ Prime Obligation Investment	67,000,000	67,000,000
	Janus Institutional Money Market Fund	65,000,000	65,000,000
	Janus Institutional Cash Management Fund	65,000,000	65,000,000
	Merrill Lynch Premier Institutional Fund	70,000,000	70,000,000
	Mount Vernon Securities Lending Trust — Prime Portfolio	685,215,880	685,215,880
	Reserve Primary Fund	70,000,000	70,000,000

			1,348,215,880

	Repurchase Agreements — 1.97%
	Morgan Stanley Repurchase Agreement, 2.750%, dated 6/30/2008, due 7/1/2008(2)
	Repurchase price $72,005,500	72,000,000	72,000,000

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $1,420,215,880)		1,420,215,880

	TOTAL INVESTMENTS — 137.64% (cost $4,941,933,645)		$5,035,879,272

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ADR —	American Depository Receipt.
GDR —	Global Depository Receipt.

(1) —	This security or a portion of this security was out on loan at June 30, 2008. Cash collateral for loaned securities totaled $1,421,598,819 of which $1,420,215,880 was invested. Total loaned securities had a market value of $1,368,187,723 at June 30, 2008.
(2) —	See Repurchase Agreements disclosure in the Notes to Financial Statements for the Kinetics Portfolios Trust.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited)

Identifier	COMMON STOCKS — 91.46%	Shares	Value

	Biotechnology — 24.33%
AEZS	AEterna Zentaris Inc.*(1)	100,500	$105,525
AMRI	Albany Molecular Research, Inc.*	30,000	398,100
ARNA	Arena Pharmaceuticals, Inc.*(1)	14,000	72,660
AVXT	AVAX Technologies, Inc.*	50,000	4,500
AVGN	Avigen, Inc.*	27,000	78,030
BIIB	Biogen Idec, Inc.*(1)	18,250	1,019,993
CEGE	Cell Genesys, Inc.*(1)	61,725	160,485
CBST	Cubist Pharmaceuticals, Inc.*(1)	2,000	35,720
CRGN	CuraGen Corporation*	16,000	15,360
DCGN	deCODE genetics, Inc.*(1)	11,000	10,120
DNDN	Dendreon Corporation*(1)	29,000	129,050
FVRL	Favrille Inc.*(1)	43,000	2,713
HGSI	Human Genome Sciences, Inc.*(1)	21,000	109,410
IMCL	ImClone Systems, Inc.*(1)	3,000	121,380
IMGN	ImmunoGen, Inc.*	14,000	42,840
IVGN	Invitrogen Corp.*(1)	22,000	863,720
ISA CN	Isotechnika, Inc.*	40,000	28,636
MEDX	Medarex, Inc.*(1)	20,000	132,200
MBRX	Metabasis Therapeutics, Inc.*	27,000	41,850
ONTY	Oncothyreon, Inc.*	15,333	37,259
PGNX	Progenics Pharmaceuticals, Inc.*(1)	12,200	193,614
SVNT	Savient Pharmaceuticals Inc.*(1)	25,000	632,500
TGEN	Targeted Genetics Corp.*	1,000	590
TELK	Telik, Inc.*(1)	38,000	45,980
VICL	Vical Incorporated*	33,500	112,895

			4,395,130

	Chemicals — 2.94%
ATB CN	Atrium Innovations Inc.	4,884	76,826
DOW	The Dow Chemical Co.(1)	13,000	453,830

			530,656

	Health Care Equipment & Supplies — 3.42%
COV	Covidien Ltd.	12,750	610,597
TGX	Theragenics Corporation*	2,000	7,260

			617,857

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Health Care Providers & Services — 0.04%
IBLTZ	IMPATH Bankruptcy Liquidating Trust — Class A	26,000	$6,890

	Life Sciences Tools & Services — 8.45%
LONN VX	Lonza Group AG	11,000	1,525,819

	Pharmaceuticals — 52.28%
ABT	Abbott Laboratories	16,000	847,520
AGEN	Antigenics, Inc.*	892	1,722
BMY	Bristol-Myers Squibb Company	24,000	492,720
1093 HK	China Pharmaceutical Group Limited	1,440,000	720,254
LLY	Eli Lilly & Company	14,000	646,240
EPCT	EpiCept Corporation*(1)	2,039	494
GENZ	Genzyme Corporation*	15,538	1,119,047
GSK	GlaxoSmithKline plc — ADR(1)	19,673	869,940
JNJ	Johnson & Johnson	15,000	965,100
NVS	Novartis AG — ADR(1)	23,000	1,265,920
PTIE	Pain Therapeutics, Inc.*(1)	20,000	158,000
PFE	Pfizer, Inc.(1)	31,000	541,570
SNY	Sanofi-Aventis SA — ADR	15,000	498,450
SGP	Schering-Plough Corporation(1)	15,000	295,350
SCR	Simcere Pharmaceutical Group — ADR*(1)	28,000	352,800
WYE	Wyeth	13,900	666,644

			9,441,771

	TOTAL COMMON STOCKS (cost $16,707,569)		16,518,123

		Principal
	SHORT-TERM INVESTMENTS — 8.04%	Amount

	US Government Agency Issues — 4.19%
313384YV	Federal Home Loan Bank Discount Note 1.850%, 07/01/2008	$756,000	756,000

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Money Market Funds — 3.85%
FIUXX	First American Prime Obligations Fund — Class I	695,876	$695,876

	TOTAL SHORT-TERM INVESTMENTS (cost $1,451,876)		1,451,876

	INVESTMENTS PURCHASED
	WITH THE CASH PROCEEDS
	FROM SECURITIES
	LENDING — 39.27%

	Investment Companies — 39.27%
	Mount Vernon Securities Lending Trust — Prime Portfolio	7,091,189	7,091,189

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $7,091,189)		7,091,189

	TOTAL INVESTMENTS — 138.77% (cost $25,250,634)		$25,061,188

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ADR —	American Depository Receipt.

(1) —	This security or a portion of this security was out on loan at June 30, 2008. Total loaned securities had a market value of $6,779,228 at June 30, 2008.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited)

Identifier	COMMON STOCKS — 92.89%	Shares	Value

	Aerospace & Defense — 1.32%
BBD/B CN	Bombardier Inc.(1)	360,000	$2,616,064
CAI	CACI International, Inc. — Class A*(1)	114,000	5,217,780
GY	GenCorp Inc.*(1)	24,000	171,840

			8,005,684

	Airlines — 2.24%
753 HK	Air China Limited — Class H	640,000	315,188
CEA	China Eastern Airlines Corporation Limited — ADR*(1)	104,000	3,267,732
670 HK	China Eastern Airlines Corporation Limited — Class H*	6,800,000	2,136,651
ZNH	China Southern Airlines Company Limited — ADR*(1)	122,000	2,413,160
1055 HK	China Southern Airlines Company Limited — Class H*	13,680,000	5,438,840

			13,571,571

	Asian Exchanges — 4.79%
388 HK	Hong Kong Exchanges & Clearing Limited	316,000	4,620,090
8697 JP	Osaka Securities Exchange Co., Ltd.	1,776	7,476,310
SGX SP	Singapore Exchange Limited	3,336,000	16,942,972

			29,039,372

	Asset Management — 7.77%
CNS	Cohen & Steers, Inc.(1)	360,000	9,349,200
EV	Eaton Vance Corp.(1)	588,000	23,378,880
FIG	Fortress Investment Group LLC — Class A(1)	24,000	295,680
IVZ	Invesco Ltd.	40,000	959,200
PZN	Pzena Investment Management, Inc. — Class A(1)	330,000	4,210,800
URB/A CN	Urbana Corp. — Class A*	666,000	1,913,680
GROW	US Global Investors, Inc. — Class A(1)	400,000	6,700,000
806 HK	Value Partners Group Limited	396,000	340,274

			47,147,714

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Beverages — 2.12%
168 HK	Tsingtao Brewery Co. Limited — Class H	6,300,000	$12,830,677

	Capital Markets — 2.14%
ACAS	American Capital Ltd.(1)	16,000	380,320
CSWC	Capital Southwest Corp.(1)	15,400	1,605,142
GFIG	GFI Group, Inc.(1)	76,000	684,760
IAAC	International Assets Holding Corporation*(1)	224,000	6,733,440
LAB	LaBranche & Co. Inc.*	502,000	3,554,160

			12,957,822

	Commercial Banks — 2.33%
BMBZF	BLOM Bank SAL — GDR	30,000	3,112,500
CATY	Cathay General Bancorp(1)	172,000	1,869,640
CLFC	Center Financial Corporation	200,000	1,694,000
EWBC	East West Bancorp, Inc.(1)	56,000	395,360
FMBL	Farmers & Merchants Bank of Long Beach CA	31	148,800
FBOD	First Bank of Delaware*	324,000	612,360
HAFC	Hanmi Financial Corporation	226,062	1,177,783
NARA	Nara Bancorp, Inc.(1)	242,000	2,596,660
UCBH	UCBH Holdings, Inc.(1)	200,000	450,000
WIBC	Wilshire Bancorp, Inc.	244,000	2,091,080

			14,148,183

	Commercial Services & Supplies — 1.10%
CDCO	Comdisco Holding Company, Inc.*	9,000	85,950
CRRC	Courier Corporation	50,000	1,004,000
LW CN	Loring Ward International Ltd.	1,000	16,105
PICO	PICO Holdings, Inc.*(1)	72,000	3,128,400
RBA	Ritchie Bros. Auctioneers, Incorporated(1)	90,000	2,441,700

			6,676,155

	Construction & Engineering — 0.79%
PWR	Quanta Services, Inc.*(1)	144,000	4,790,880

	Consumer Finance — 0.02%
STU	The Student Loan Corporation	1,200	117,696

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Diversified Consumer Services — 1.82%
BID	Sotheby’s(1)	418,000	$11,022,660

	Diversified Financial Services — 5.36%
CLE LN	Climate Exchange plc*	82,000	3,117,976
ICE	IntercontinentalExchange Inc.*	104,000	11,856,000
LSE LN	London Stock Exchange Group plc	310,000	4,816,254
RHJI BB	RHJ International*	800	10,077
TPL	Texas Pacific Land Trust	240,000	12,720,000

			32,520,307

	Diversified Telecommunication Services — 0.01%
2267781Z	CIBL Inc.*	18	6,300
LICT	Lynch Interactive Corporation*	18	75,330

			81,630

	Electric Utilities — 3.46%
AYE	Allegheny Energy, Inc.(1)	24,000	1,202,640
991 HK	Datang International Power Generation Company Limited — Class H	16,180,000	9,607,669
1071 HK	Huadian Power International Corporation — Class H	1,600,000	422,713
SRP	Sierra Pacific Resources	768,000	9,761,280

			20,994,302

	Energy — 0.72%
SEMUF	Siem Industries Inc.	50,000	4,393,750

	European Exchanges — 1.44%
EXAE GA	Hellenic Exchanges S.A. Holding	36,000	453,443
OMX SS	OMX AB*	188,000	8,272,381

			8,725,824

	Gaming — 0.68%
200 HK	Melco International Development Limited	4,276,000	4,112,989

	Gas Utilities — 0.58%
SUG	Southern Union Company(1)	130,263	3,519,693

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Holding Company — 0.58%
BNB CN	BAM Investments Ltd.*(1)	194,400	$3,496,417

	Hotels Restaurants & Leisure — 0.61%
BAIN FP	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	20	17,697
TRY	Triarc Companies, Inc. — Class A	574,000	3,673,600

			3,691,297

	Household Durables — 7.90%
IEP	Icahn Enterprises LP	509,800	35,859,332
JAH	Jarden Corporation*(1)	660,000	12,038,400

			47,897,732

	Independent Power Producers & Energy Traders — 4.31%
CPN	Calpine Corp.*	720,128	16,246,088
DYN	Dynegy, Inc. — Class A*(1)	1,154,000	9,866,700

			26,112,788

	Industrial Conglomerates — 0.20%
Y	Alleghany Corporation*(1)	3,600	1,195,380

	Insurance — 1.91%
CVA	Covanta Holding Corporation*(1)	400,000	10,676,000
NWLIA	National Western Life Insurance Company — Class A(1)	1,600	349,600
WSC	Wesco Financial Corporation	1,400	534,800

			11,560,400

	IT Services — 1.07%
BR	Broadridge Financial Solutions, Inc.	180,000	3,789,000
MANT	ManTech International Corporation — Class A*(1)	56,000	2,694,720

			6,483,720

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Media — 3.99%
DWA	DreamWorks Animation SKG, Inc. — Class A*(1)	350,000	$10,433,500
WMG	Warner Music Group Corp.(1)	1,930,000	13,780,200

			24,213,700

	Metals & Mining — 8.25%
CMC	Commercial Metals Company	280,000	10,556,000
FMG AU	Fortescue Metals Group Ltd.*	1,400,000	15,971,164
FNNVF	Franco-Nevada Corporation	306,000	7,412,180
IMN CN	Inmet Mining Corporation(1)	192,000	12,743,513
1171 HK	Yanzhou Coal Mining Company Limited — Class H	1,800,000	3,347,334

			50,030,191

	Multi-Utilities — 10.37%
ILA	Aquila, Inc.*(1)	1,850,000	6,974,500
CMS	CMS Energy Corporation(1)	1,042,000	15,525,800
RRI	Reliant Energy Inc.*	1,900,000	40,413,000

			62,913,300

	Oil, Gas & Consumable Fuels — 2.33%
AHD	Atlas Pipeline Holdings LP(1)	8,000	268,000
BLMC	Biloxi Marsh Lands Corporation	100	2,035
BGH	Buckeye GP Holdings LP	56,000	1,266,160
1898 HK	China Coal Energy Company — Class H	1,800,000	3,148,802
KEWL	Keweenaw Land Association Ltd.	300	69,300
NEGI	National Energy Group, Inc.*	382,000	1,375,200
PVG	Penn Virginia GP Holdings LP	108,000	3,542,400
UTS CN	UTS Energy Corporation*(1)	760,000	4,442,091

			14,113,988

	Other Exchanges — 1.98%
ASX AU	ASX Ltd.	128,000	3,853,019
JSE SJ	JSE Limited	720,000	5,011,494
NZX NZ	NZX Ltd.	206,988	1,189,478
X CN	TMX Group Inc.	48,000	1,981,759

			12,035,750

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Pharmaceuticals — 0.17%
1093 HK	China Pharmaceutical Group Limited	2,056,000	$1,028,363

	Publishing — 0.17%
RHD	R.H. Donnelley Corporation*(1)	180,246	540,738
VALU	Value Line, Inc.	14,000	465,500

			1,006,238

	Real Estate — 0.00%
SLED LI	Solidere — GDR	800	29,240

	Real Estate Investment Trusts (REITS) — 2.59%
ALX	Alexander’s, Inc.*(1)	20,000	6,212,000
NLY	Annaly Capital Management, Inc.(1)	18,000	279,180
DFR	Deerfield Capital Corporation(1)	96,648	76,352
823 HK	The Link REIT	4,000,000	9,110,904

			15,678,436

	Real Estate Management & Development — 0.03%
TRC	Tejon Ranch Co.*(1)	6,000	216,360

	Software — 0.61%
FTIS LI	Financial Technologies (India) Ltd. — GDR	316,000	1,848,600
MVSN	Macrovision Solutions Corporation*(1)	122,304	1,829,668

			3,678,268

	State Commercial Banks — 0.08%
PFBC	Preferred Bank Los Angeles(1)	94,000	486,920

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Transportation Infrastructure — 5.06%
694 HK	Beijing Capital International Airport Company Limited — Class H	17,724,000	$14,752,478
357 HK	Hainan Meilan International Airport Company Limited — Class H	6,040,000	5,569,605
548 HK	Shenzhen Expressway Company Limited — Class H	1,000,000	584,821
107 HK	Sichuan Expressway Co. Limited — Class H	30,740,000	8,831,011
3382 HK	Tianjin Port Development Holdings Ltd.	800,000	322,165
576 HK	Zhejiang Expressway Co., Limited — Class H	840,000	647,459

			30,707,539

	U.S. Equity Exchanges — 1.99%
NDAQ	The Nasdaq OMX Group*(1)	454,000	12,053,700

	TOTAL COMMON STOCKS (cost $574,233,774)		563,286,636

		Principal
	ESCROW NOTES — 0.00%	Amount

	Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023)*	$14,400,000	1

	TOTAL ESCROW NOTES (cost $0)		1

	CORPORATE BONDS — 0.05%

	Diversified Financial Services — 0.05%
317928AA7	FINOVA Group, Inc. 7.500%, 11/15/2009, Acquired on 10/19/2006-5/17/2007 at $741,082 (Default Effective 4/29/2005)*	2,783,965	327,116

	TOTAL CORPORATE BONDS (cost $1,225,304)		327,116

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier	RIGHTS — 0.14%	Shares	Value

	Commercial Services & Supplies — 0.14%
CDCOR	Comdisco Holding Company, Inc. — Rights Expiration Date 12/31/2050, Strike Price $1.00#	9,050,400	$814,536

	TOTAL RIGHTS (cost $2,836,438)		814,536

	CALL OPTIONS PURCHASED — 0.01%	Contracts

L.AF	Loews Corp. Expiration: January 2009, Exercise Price: $30.00	36	63,720

	TOTAL CALL OPTIONS PURCHASED (cost $90,828)		63,720

		Principal
	SHORT-TERM INVESTMENTS — 4.14%	Amount

	U.S. Government Agency Issues — 4.14%
313384YV	Federal Home Loan Bank Discount Note 1.850%, 07/01/2008	$25,108,000	25,108,000

		Shares

	Money Market Funds — 0.00%
FIUXX	First American Prime Obligations Fund — Class I	1,474	1,474

	TOTAL SHORT-TERM INVESTMENTS (cost $25,109,474)		25,109,474

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
Identifier	— 29.80%	Shares	Value

	Investment Companies — 29.80%
	Mount Vernon Securities Lending Trust — Prime Portfolio	180,731,085	$180,731,085

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $180,731,085)		180,731,085

	TOTAL INVESTMENTS — 127.03% (cost $784,226,903)		$770,332,568

Percentages are stated as a percent of net assets.

* — Non-income producing security.

# —	Contingent value right (contingent upon profitability of company).

ADR —	American Depository Receipt.
GDR —	Global Depository Receipt.

(1) —	This security or a portion of this security was out on loan at June 30, 2008. Total loaned securities had a market value of $170,723,617 at June 30, 2008.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Kinetics Government Money Market Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited)

		Principal
Identifier	SHORT-TERM INVESTMENTS — 91.12%	Amount	Value

	US Government Agency Issues — 91.12%
313384YV	Federal Home Loan Bank Discount Note 1.850%, 07/01/2008	$1,888,000	$1,888,000

	TOTAL SHORT-TERM INVESTMENTS (cost $1,888,000)		1,888,000

	TOTAL INVESTMENTS — 91.12% (cost $1,888,000)		$1,888,000

Percentages are stated as a percent of net assets.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited)

Identifier	COMMON STOCKS — 95.59%	Shares	Value

	Asian Exchanges — 7.40%
388 HK	Hong Kong Exchanges & Clearing Limited	244,000	$3,567,412
8697 JP	Osaka Securities Exchange Co., Ltd.	180	757,734
SGX SP	Singapore Exchange Limited	540,000	2,742,567

			7,067,713

	Asset Management — 23.82%
AB	AllianceBernstein Holding LP	8,000	437,440
BLK	BlackRock, Inc.(1)	9,800	1,734,600
BX	The Blackstone Group LP	86,000	1,566,060
BAM	Brookfield Asset Management Inc. — Class A	98,000	3,188,920
CNS	Cohen & Steers, Inc.(1)	28,000	727,160
EV	Eaton Vance Corp.(1)	96,000	3,816,960
FII	Federated Investors, Inc. — Class B(1)	4,800	165,216
FIG	Fortress Investment Group LLC — Class A(1)	18,000	221,760
BEN	Franklin Resources, Inc.	18,200	1,668,030
IGM CN	IGM Financial, Inc.	3,000	124,331
IVZ	Invesco Limited	4,000	95,920
JNS	Janus Capital Group, Inc.(1)	200	5,294
LM	Legg Mason, Inc.	36,000	1,568,520
POW CN	Power Corporation of Canada	96,000	2,939,217
PZN	Pzena Investment Management, Inc. — Class A(1)	148,000	1,888,480
TROW	T. Rowe Price Group, Inc.(1)	11,600	655,052
URB/A CN	Urbana Corp. — Class A*	400,000	1,149,358
GROW	US Global Investors, Inc. — Class A(1)	36,000	603,000
806 HK	Value Partners Group Limited	216,000	185,604

			22,740,922

	Brokerage & Investment Banking — 0.36%
IAP LN	ICAP plc	32,000	345,464

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Capital Markets — 13.88%
ACAS	American Capital Ltd.(1)	28,000	$665,560
BK	The Bank of New York Mellon Corp.(1)	98,856	3,739,722
CLST LN	Collins Stewart plc	6,000	8,814
GFIG	GFI Group, Inc.(1)	36,000	324,360
GS	The Goldman Sachs Group, Inc.(1)	7,200	1,259,280
IAAC	International Assets Holding Corporation*	8,200	246,492
JEF	Jefferies Group, Inc.(1)	36,000	605,520
LAB	LaBranche & Co. Inc.*	60,000	424,800
LEH	Lehman Brothers Holdings, Inc.(1)	8,400	166,404
NTRS	Northern Trust Corp.	28,000	1,919,960
STT	State Street Corporation	60,018	3,840,552
TLPR LN	Tullett Prebon plc	6,000	51,389

			13,252,853

	Commercial Banks — 0.58%
3988 HK	Bank of China Ltd. — Class H	128,000	56,964
CATY	Cathay General Bancorp(1)	3,600	39,132
CLFC	Center Financial Corporation	6,000	50,820
939 HK	China Construction Bank Corp. — Class H	128,000	103,093
EWBC	East West Bancorp, Inc.	3,600	25,416
HAFC	Hanmi Financial Corporation	6,800	35,428
1398 HK	Industrial & Commercial Bank of China — Class H	128,000	87,497
NARA	Nara Bancorp, Inc.(1)	7,000	75,110
UCBH	UCBH Holdings, Inc.(1)	7,600	17,100
WIBC	Wilshire Bancorp, Inc.	7,200	61,704

			552,264

	Diversified Consumer Services — 1.38%
BID	Sotheby’s(1)	50,000	1,318,500

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Diversified Financial Services — 11.36%
CLE LN	Climate Exchange plc*	36,000	$1,368,868
CME	CME Group, Inc.(1)	9,285	3,557,919
IBKR	Interactive Brokers Group, Inc. — Class A*	18,000	578,340
ICE	IntercontinentalExchange Inc.*	12,000	1,368,000
JPM	JPMorgan Chase & Co.	1,305	44,775
LSE LN	London Stock Exchange Group plc	144,043	2,237,895
NMX	Nymex Holdings, Inc.(1)	20,000	1,689,600

			10,845,397

	Electric Utilities — 0.07%
BIP	Brookfield Infrastucture Partners L.P.(1)	3,200	62,720

	European Exchanges — 6.64%
BME SM	Bolsas y Mercados Espanoles	44,200	1,645,826
DB1 GR	Deutsche Boerse AG	20,200	2,280,030
EXAE GA	Hellenic Exchanges S.A. Holding	24,000	302,296
OMX SS	OMX AB*	48,000	2,112,097

			6,340,249

	Holding Company — 1.54%
BNB CN	BAM Investments Ltd.*	33,000	593,528
BRK/A	Berkshire Hathaway Inc. — Class A*	4	483,000
PWF CN	Power Financial Corp.(1)	12,000	390,232

			1,466,760

	Household Durables — 1.06%
IEP	Icahn Enterprises LP	14,400	1,012,896

	Insurance — 5.22%
2628 HK	China Life Insurance Co., Limited — Class H	643,600	2,253,395
GWO CN	Great West Lifeco, Inc.	12,200	348,879
2318 HK	Ping An Insurance Group Company of China Limited — Class H	320,000	2,380,326

			4,982,600

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	IT Services — 1.29%
BR	Broadridge Financial Solutions, Inc.	36,000	$757,800
MA	Mastercard, Inc. — Class A(1)	1,800	477,936

			1,235,736

	Media — 0.00%
9399 JP	Xinhua Finance Ltd.*	100	4,944

	Metals & Mining — 4.26%
FNNVF	Franco-Nevada Corporation	168,000	4,069,432

	Other Exchanges — 6.68%
ASX AU	ASX Ltd.	100,000	3,010,171
IMAREX NO	IMAREX ASA*	2,000	51,048
JSE SJ	JSE Limited	180,000	1,252,874
NZX NZ	NZX Ltd.	48,526	278,860
X CN	TMX Group Inc.	43,352	1,789,859

			6,382,812

	Publishing — 1.55%
MHP	The McGraw-Hill Companies, Inc.(1)	6,000	240,720
MCO	Moody’s Corporation(1)	36,000	1,239,840

			1,480,560

	Software — 0.89%
FTIS LI	Financial Technologies (India) Ltd. — GDR	144,675	846,349

	State Commercial Banks — 0.01%
PFBC	Preferred Bank Los Angeles(1)	2,700	13,986

	Thrifts & Mortgage Finance — 0.74%
FNM	Federal National Mortgage Association(1)	36,000	702,360

	U.S. Equity Exchanges — 6.86%
NDAQ	The Nasdaq OMX Group*(1)	120,000	3,186,000
NYX	NYSE Euronext(1)	66,431	3,365,394

			6,551,394

	TOTAL COMMON STOCKS (cost $110,131,953)		91,275,911

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier	CALL OPTIONS PURCHASED — 0.05%	Contracts	Value

STT.AH	State Street Corporation Expiration: January 2009, Exercise Price: $40.00	18	$46,530

	TOTAL CALL OPTIONS PURCHASED (cost $56,394)		46,530

		Principal
	SHORT-TERM INVESTMENTS — 3.87%	Amount

	US Government Agency Issues — 3.12%
313384YV	Federal Home Loan Bank Discount Note 1.850%, 07/01/2008	$2,986,000	2,986,000

		Shares

	Money Market Funds — 0.75%
FIUXX	First American Prime Obligations Fund — Class I	713,652	713,652

	TOTAL SHORT-TERM INVESTMENTS (cost $3,699,652)		3,699,652

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

	INVESTMENTS PURCHASED
	WITH THE CASH PROCEEDS
	FROM SECURITIES LENDING
Identifier	— 30.69%	Shares	Value

	Investment Companies — 30.69%
	Mount Vernon Securities Lending Trust — Prime Portfolio	29,301,981	$29,301,981

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $29,301,981)		29,301,981

	TOTAL INVESTMENTS — 130.20% (cost $143,189,980)		$124,324,074

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

GDR —	Global Depository Receipt.

(1) —	This security or a portion of this security was out on loan at June 30, 2008. Total loaned securities had a market value of $27,497,397 at June 30, 2008.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited)

Identifier	COMMON STOCKS — 68.91%	Shares	Value

	Building Products — 5.71%
AMN	Ameron International Corp.(1)	3,400	$407,932
GEBN VX	Geberit AG	2,935	432,399
UNR1V FH	Uponor Oyj	21,000	308,814
WAVIN NA	Wavin NV	40,000	331,266

			1,480,411

	Chemicals — 0.90%
HWKN	Hawkins, Inc.	1,500	22,440
YARIY	Yara International ASA — ADR	2,400	212,508

			234,948

	Commercial Services & Supplies — 3.32%
AENV SP	Asia Environment Holdings Limited	163,000	57,506
BIOT SP	Bio-Treat Technology Ltd.	250,000	51,450
CLHB	Clean Harbors, Inc.*(1)	3,000	213,180
LAYN	Layne Christensen Company*	8,000	350,320
SINO SP	Sinomem Technology Limited*	400,000	188,159

			860,615

	Construction & Engineering — 4.52%
URS	URS Corp.*	17,000	713,490
YTY1V FH	YIT Oyj	18,300	460,424

			1,173,914

	Electric Utilities — 1.07%
EDE	The Empire District Electric Co.	15,000	278,100

	Electrical Equipment — 2.32%
FELE	Franklin Electric Co., Inc.	7,000	271,460
ROP	Roper Industries, Inc.(1)	5,000	329,400

			600,860

	Funds, Trusts, and Other Financial Vehicles — 0.52%
MGU	Macquarie Global Infrastructure Total Return Fund Inc.	6,000	134,700

	Household Durables — 0.31%
6485 JP	Maezawa Kyuso Industries Co. Ltd.	4,500	80,011

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Independent Power Producers & Energy Traders — 1.59%
APF-U CN	Algonquin Power Income Fund	25,000	$187,065
GLH-U CN	Great Lakes Hydro Income Fund	12,000	224,772

			411,837

	Industrial Conglomerates — 1.54%
TYC	Tyco International Ltd.(1)	10,000	400,400

	Machinery — 13.05%
ANDR AV	Andritz AG	5,000	315,285
ARF-U CN	Armtec Infrastructure Income Fund	12,200	303,893
DHR	Danaher Corp.(1)	8,000	618,400
ESE	ESCO Technologies, Inc.*(1)	3,000	140,760
GRC	The Gorman-Rupp Company(1)	3,000	119,520
IEX	IDEX Corp.(1)	10,000	368,400
IR	Ingersoll-Rand Company Ltd. — Class A	690	25,827
ITT	ITT Corporation(1)	7,000	443,310
MPR	Met-Pro Corporation	34,800	464,580
MLI	Mueller Industries, Inc.(1)	11,900	383,180
840 HK	Xinjiang Tianye Water Saving Irrigation System Co. Ltd. — Class H	800,000	204,174

			3,387,329

	Metals & Mining — 1.90%
SOLK GA	Corinth Pipeworks SA*	23,100	145,480
NWPX	Northwest Pipe Company*(1)	4,000	223,200
PAP TB	Pacific Pipe Public Company Limited	417,500	123,620

			492,300

	Multi-Utilities — 7.41%
ACE IM	ACEA S.P.A.	15,500	295,045
SZE FP	Suez SA	6,500	442,517
VE	Veolia Environnement — ADR	21,200	1,184,020

			1,921,582

	Multi-Utilities & Unregulated Power — 2.90%
UU/ LN	United Utilities Group PLC	55,000	752,067

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

Identifier		Shares	Value

	Water Utilities — 21.85%
AWR	American States Water Company(1)	16,200	$566,028
WTR	Aqua America, Inc.(1)	30,800	491,876
ARTNA	Artesian Resources Corp. — Class A	11,910	219,025
CWT	California Water Service Group	24,000	786,480
SBS	Cia de Saneamento Basico do Estado de Sao Paulo — ADR(1)	16,000	818,560
CTWS	Connecticut Water Service, Inc.	18,494	414,266
270 HK	Guangdong Investment Limited	300,000	121,581
MWC PM	Manila Water Company	488,100	198,415
MSEX	Middlesex Water Co.	12,000	199,080
NWG LN	Northumbrian Water Group Plc	60,200	377,112
SVT LN	Severn Trent plc	13,000	332,477
SJW	SJW Corp.(1)	17,000	448,800
AGS SM	Sociedad General de Aguas de Barcelona SA	15,000	460,056
EYAPS GA	Thessaloniki Water Supply & Sewage Co. SA	500	4,849
YORW	York Water Company	15,953	232,435

			5,671,040

	TOTAL COMMON STOCKS (cost $18,662,258)		17,880,114

		Principal
	SHORT-TERM INVESTMENTS — 36.75%	Amount

	US Government Agency Issues — 35.08%
313384YV	Federal Home Loan Bank Discount Note 1.850%, 07/01/2008	$9,103,000	9,103,000

		Shares

	Money Market Funds — 1.67%
FIUXX	First American Prime Obligations Fund — Class I	434,302	434,302

	TOTAL SHORT-TERM INVESTMENTS (cost $9,537,302)		9,537,302

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited) — (Continued)

	INVESTMENTS PURCHASED
	WITH THE CASH PROCEEDS FROM SECURITIES
Identifier	LENDING — 16.54%	Shares	Value

	Investment Companies — 16.54%
	Mount Vernon Securities Lending Trust — Prime Portfolio	4,290,507	$4,290,507

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $4,290,507)		4,290,507

	TOTAL INVESTMENTS — 122.20% (cost $32,490,067)		$31,707,923

Percentages are stated as a percent of net assets.

* — Non-income producing security.

ADR —	American Depository Receipt.

(1) —	This security or a portion of this security was out on loan at June 30, 2008. Total loaned securities had a market value of $4,181,821 at June 30, 2008.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments — June 30, 2008 (Unaudited)

		Principal
Identifier	SHORT-TERM INVESTMENTS — 88.58%	Amount	Value

	US Government Agency Issues — 88.58%
313384YV	Federal Home Loan Bank Discount Note 1.851%, 07/01/2008	$427,000	$427,000

		Shares

	Money Market Funds — 0.03%
FIUXX	First American Prime Obligations Fund — Class I	143	143

	TOTAL SHORT-TERM INVESTMENTS (cost $427,143)		427,143

	TOTAL INVESTMENTS — 88.58% (cost $427,143)		$427,143

Percentages are stated as a percent of net assets.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2008 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value

	Aerospace & Defense
BA.TO	Boeing Co.
	Expiration: August 2008, Exercise Price: $75.00	1	$980
NOC.WM	Northrop Grumman Corp.
	Expiration: November 2008, Exercise Price: $65.00	1	360

			1,340

	Airlines
ZNH.UG	China Southern Airlines Company Limited — ADR
	Expiration: September 2008, Exercise Price: $35.00	2	3,040

	Auto Components
TEN.VE	Tenneco Inc.
	Expiration: October 2008, Exercise Price: $25.00	2	2,280

	Beverages
BUD.UI	Anheuser-Busch Cos. Inc.
	Expiration: September 2008, Exercise Price: $45.00	1	32
STZ.VW	Constellation Brands, Inc. — Class A
	Expiration: October 2008, Exercise Price: $17.50	2	150

			182

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2008 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Capital Markets
AMG.US	Affiliated Managers Group Inc.
	Expiration: September 2008, Exercise Price: $95.00	1	$1,060
BK.XH	The Bank of New York Mellon Corp.
	Expiration: December 2008, Exercise Price: $40.00	1	565
BX.UC	The Blackstone Group LP
	Expiration: September 2008, Exercise Price: $15.00	3	180
CNS.UE	Cohen & Steers, Inc.
	Expiration: September 2008, Exercise Price: $25.00	2	395
FIG.UV	Fortress Investment Group LLC — Class A
	Expiration: September 2008, Exercise Price: $12.50	3	495
GQG.UC	GFI Group, Inc.
	Expiration: September 2008, Exercise Price: $15.00	4	2,420
GPY.VM	The Goldman Sachs Group, Inc.
	Expiration: October 2008, Exercise Price: $165.00	1	1,000
LM.TV	Legg Mason, Inc.
	Expiration: August 2008, Exercise Price: $55.00	1	1,165
RQW.VJ	T. Rowe Price Group, Inc.
	Expiration: October 2008, Exercise Price: $50.00	1	315
QGW.UV	U.S. Global Investors, Inc. — Class A
	Expiration: September 2008, Exercise Price: $12.50	3	150

			7,745

	Chemicals
IAQ.VK	Sigma-Aldrich Corp.
	Expiration: October 2008, Exercise Price: $55.00	1	370

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2008 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Commercial Banks
HDB.VS	HDFC Bank Ltd. — ADR
	Expiration: October 2008, Exercise Price: $95.00	1	$2,620
IBN.UH	ICICI Bank Ltd. — ADR
	Expiration: September 2008, Exercise Price: $40.00	1	1,210
MTB.VR	M&T Bank Corporation
	Expiration: October 2008, Exercise Price: $90.00	2	4,140

			7,970

	Consumer Finance
DFS.VW	Discover Financial Services
	Expiration: October 2008, Exercise Price: $17.50	2	960

	Diversified Consumer Services
BID.SE	Sotheby’s
	Expiration: July 2008, Exercise Price: $25.00	2	180

	Diversified Financial Services
LUK.UJ	Leucadia National Corporation
	Expiration: September 2008, Exercise Price: $50.00	1	500
MCO.WG	Moody’s Corporation
	Expiration: November 2008, Exercise Price: $35.00	1	530

			1,030

	Diversified Telecommunication
CN.UK	China Netcom Group — ADR
	Expiration: September 2008, Exercise Price: $55.00	1	490

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2008 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Electric Utilities
AYE.VJ	Allegheny Energy, Inc.
	Expiration: October 2008, Exercise Price: $50.00	1	$315
KEP.XC	Korea Electric Power Corporation — ADR
	Expiration: December 2008, Exercise Price: $15.00	6	915

			1,230

	Hotels Restaurants & Leisure
IGX.VF	International Game Technology
	Expiration: October 2008, Exercise Price: $30.00	1	580
LVS.UP	Las Vegas Sands Corp.
	Expiration: September 2008, Exercise Price: $80.00	1	3,240
MGM.UL	MGM Mirage
	Expiration: September 2008, Exercise Price: $60.00	1	2,580
UWY.UT	Wynn Resorts Limited
	Expiration: September 2008, Exercise Price: $100.00	1	2,045

			8,445

	Independent Power Producers & Energy Traders
CPN.UW	Calpine Corp.
	Expiration: September 2008, Exercise Price: $17.50	3	67
HNP.TF	Huaneng Power International, Inc. — ADR
	Expiration: August 2008, Exercise Price: $30.00	2	730
RRI.WE	Reliant Energy Inc.
	Expiration: November 2008, Exercise Price: $25.00	2	890

			1,687

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2008 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Insurance
AIG.WI	American International Group, Inc.
	Expiration: November 2008, Exercise Price: $45.00	1	$1,880
LFC.SX	China Life Insurance Co., Limited — ADR
	Expiration: July 2008, Exercise Price: $57.50	1	560
L.UH	Loews Corporation
	Expiration: September 2008, Exercise Price: $40.00	1	83
MBI.WN	MBIA Inc.
	Expiration: November 2008, Exercise Price: $12.00	4	3,060

			5,583

	Internet Software & Services
XBA.SF	eBay, Inc.
	Expiration: July 2008, Exercise Price: $30.00	2	574

	IT Services
CAI.UI	CACI International, Inc. — Class A
	Expiration: September 2008, Exercise Price: $45.00	1	275
IRM.VE	Iron Mountain Incorporated
	Expiration: October 2008, Exercise Price: $25.00	2	270
WU.WD	The Western Union Company
	Expiration: November 2008, Exercise Price: $20.00	4	240

			785

	Machinery
UKU.UD	American Railcar Industries, Inc.
	Expiration: September 2008, Exercise Price: $20.00	2	740

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2008 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Media
MHP.WG	The McGraw-Hill Companies, Inc.
	Expiration: November 2008, Exercise Price: $35.00	1	$205
DIS.VF	The Walt Disney Co.
	Expiration: October 2008, Exercise Price: $30.00	1	138

			343

	Metals & Mining
CMC.UF	Commercial Metals Company
	Expiration: September 2008, Exercise Price: $30.00	2	140
NRQ.VN	Northern Trust Corp.
	Expiration: October 2008, Exercise Price: $70.00	2	1,260

			1,400

	Multiline Retail
KTQ.US	Sears Holdings Corporation
	Expiration: September 2008, Exercise Price: $95.00	1	2,360

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2008 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Oil, Gas & Consumable Fuels
GIY.TA	AMBAC Financial Group Inc.
	Expiration: August 2008, Exercise Price: $5.00	10	$3,650
CCJ.UG	Cameco Corporation
	Expiration: September 2008, Exercise Price: $35.00	2	160
CNQ.UN	Canadian Natural Resources Ltd.
	Expiration: September 2008, Exercise Price: $70.00	1	50
SNP.VR	China Petroleum & Chemical Corp. — ADR
	Expiration: October 2008, Exercise Price: $90.00	1	900
CEO.XL	CNOOC Limited — ADR
	Expiration: December 2008, Exercise Price: $160.00	1	1,460
ECA.VO	EnCana Corporation
	Expiration: October 2008, Exercise Price: $75.00	1	183
IMO.TK	Imperial Oil Ltd.
	Expiration: August 2008, Exercise Price: $55.00	1	280
NXY.UF	Nexen Inc.
	Expiration: September 2008, Exercise Price: $30.00	2	75
PWE.UE	Penn West Energy Trust
	Expiration: September 2008, Exercise Price: $25.00	2	15
STO.VG	StatoilHydro ASA — ADR
	Expiration: October 2008, Exercise Price: $35.00	2	430

			7,203

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2008 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Real Estate Investment Trusts (REITs)
BAM.UF	Brookfield Asset Management, Inc. — Class A
	Expiration: September 2008, Exercise Price: $30.00	1	$110
VNO.UQ	Vornado Realty Trust
	Expiration: September 2008, Exercise Price: $85.00	1	490

			600

	Road & Rail
BNI.VQ	Burlington Northern Santa Fe Corp.
	Expiration: October 2008, Exercise Price: $85.00	1	222
CSX.TK	CSX Corp.
	Expiration: August 2008, Exercise Price: $55.00	1	105
NSC.UK	Norfolk Southern Corp.
	Expiration: September 2008, Exercise Price: $55.00	1	150

			477

	Specialty Retail
TIF.WH	Tiffany & Co.
	Expiration: November 2008, Exercise Price: $40.00	1	360

	Textiles, Apparel & Luxury Goods
COH.WY	Coach Inc.
	Expiration: November 2008, Exercise Price: $27.50	1	240

	Thrifts & Mortgage Finance
NJW.UE	Federal National Mortgage Association
	Expiration: September 2008, Exercise Price: $25.00	2	1,340

	Transportation Infrastructure
PAC.VH	Grupo Aeroportuario del Pacifico S.A.B. de C.V. — ADR
	Expiration: October 2008, Exercise Price: $40.00	1	1,065

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2008 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Wireless Telecommunication Services
CHU.VW	China Unicom Limited — ADR
	Expiration: October 2008, Exercise Price: $17.50	4	$600

	TOTAL PUT OPTIONS WRITTEN (Premiums received $41,239)		$60,619

ADR —	American Depository Receipt.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2008 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$172,295,256	$3,110,403
Foreign currencies, at value(3)	14,471	—
Receivable for contributed capital	26,237	1,911
Receivable for investments sold	186,167	—
Dividends and interest receivable	246,437	18,570
Other assets	536,185	235

Total assets	173,304,753	3,131,119

LIABILITIES:
Payable to Adviser	124,868	3,303
Payable to Custodian	47,165	—
Payable to Trustees and Officers	714	9
Payable for collateral received for securities loaned	58,584,774	97,416
Payable for withdrawn capital	149,835	—
Accrued expenses and other liabilities	19,871	7,568

Total liabilities	58,927,227	108,296

Net assets	$114,377,526	$3,022,823

(1) Cost of investments	$146,869,076	$3,557,709

(2) Includes loaned securities with a market value of	$56,458,394	$96,929

(3) Cost of foreign currencies	$13,936	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2008 (Unaudited)

	The	The
	Paradigm	Medical
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$5,035,879,272	$25,061,188
Foreign currencies, at value(3)	383,923	—
Cash	1,109,228	—
Cash collateral for securities on loan	1,382,939	—
Receivable for contributed capital	12,223,872	90,025
Receivable for investments sold	46,256,707	—
Dividends and interest receivable	5,684,127	31,458
Other assets	685,128	3,895

Total assets	5,103,605,196	25,186,566

LIABILITIES:
Foreign currencies, at value(4)	155,278	—
Payable to Adviser	4,060,628	18,645
Payable to Trustees and Officers	21,233	87
Payable for collateral received for securities loaned	1,421,598,819	7,091,189
Payable for withdrawn capital	18,650,670	7,569
Accrued expenses and other liabilities	389,887	9,336

Total liabilities	1,444,876,515	7,126,826

Net assets	$3,658,728,681	$18,059,740

(1) Cost of investments	$4,941,933,645	$25,250,634

(2) Includes loaned securities with a market value of	$1,368,187,723	$6,779,228

(3) Cost of foreign currencies	$366,043	$—

(4) Cost of foreign currencies short	$155,144	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2008 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Portfolio	Portfolio

ASSETS:
Investments, at value(1) (2)	$770,332,568	$1,888,000
Foreign currencies, at value(3)	171,023	—
Cash	2,472,387	—
Receivable for contributed capital	601,324	192,344
Receivable for investments sold	13,828,212	—
Dividends and interest receivable	1,101,396	—
Other assets	1,874,433	149

Total assets	790,381,343	2,080,493

LIABILITIES:
Payable to Adviser	683,243	772
Payable to Custodian	—	1,129
Payable to Trustees and Officers	4,155	5
Payable for collateral received for securities loaned	180,731,085	—
Payable for withdrawn capital	2,466,566	—
Accrued expenses and other liabilities	97,273	6,495

Total liabilities	183,982,322	8,401

Net assets	$606,399,021	$2,072,092

(1) Cost of investments	$784,226,903	$1,888,000

(2) Includes loaned securities with a market value of	$170,723,617	$—

(3) Cost of foreign currencies	$170,595	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2008 (Unaudited)

	The Market	The Water
	Opportunities	Infrastructure
	Portfolio	Portfolio

ASSETS:
Investments, at value(1) (2)	$124,324,074	$31,707,923
Foreign currencies, at value(3)	35,062	336,134
Cash	—	40,294
Receivable for contributed capital	881,377	580,778
Dividends and interest receivable	220,245	50,448
Other assets	24,275	2,155

Total assets	125,485,033	32,717,732

LIABILITIES:
Payable to Adviser	103,605	25,546
Payable to Custodian	44,983	—
Payable to Trustees and Officers	537	49
Payable for securities purchased	—	2,443,123
Payable for collateral received for securities loaned	29,301,981	4,290,507
Payable for withdrawn capital	528,950	305
Accrued expenses and other liabilities	19,601	10,046

Total liabilities	29,999,657	6,769,576

Net assets	$95,485,376	$25,948,156

(1) Cost of investments	$143,189,980	$32,490,067

(2) Includes loaned securities with a market value of	$27,497,397	$4,181,821

(3) Cost of foreign currencies	$32,086	$338,086

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2008 (Unaudited)

The Multi-
Disciplinary
Portfolio

ASSETS:
Investments, at value(1)	$427,143
Deposit at brokers for written options	60,004
Cash	60,074
Dividends and interest receivable	5
Other assets	12

Total assets	547,238

LIABILITIES:
Written options, at value(2)	60,619
Payable to Adviser	511
Accrued expenses and other liabilities	3,903

Total liabilities	65,033

Net assets	$482,205

(1) Cost of investments	$427,143

(2) Premiums received	$41,239

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$567,162	$45,930
Interest	242,471	3,518
Income from securities lending	1,006,082	1,817

Total investment income	1,815,715	51,265

EXPENSES:
Investment advisory fees	825,996	19,725
Administration fees	25,025	588
Professional fees	5,714	3,670
Fund accounting fees	8,204	1,955
Trustee and Officers’ fees and expenses	1,482	30
Custodian fees and expenses	15,560	12,126
Other expenses	1,730	114

Total expenses	883,711	38,208

Net expenses	883,711	38,208

Net investment income	932,004	13,057

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	4,285,874	221,004
Net change in unrealized depreciation of:
Investments and foreign currency	(36,301,781)	(1,142,280)

Net loss on investments	(32,015,907)	(921,276)

Net decrease in net assets resulting from operations	$(31,083,903)	$(908,219)

† Net of Foreign Taxes Withheld of:	$30,609	$2,267

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

	The	The
	Paradigm	Medical
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$30,449,622	$228,158
Interest	8,983,441	14,397
Income from securities lending	3,327,694	24,278

Total investment income	42,760,757	266,833

EXPENSES:
Investment advisory fees	25,698,959	109,567
Administration fees	775,128	2,258
Professional fees	80,890	3,782
Fund accounting fees	186,186	1,532
Trustee and Officers’ fees and expenses	50,098	192
Custodian fees and expenses	345,190	5,614
Other expenses	37,940	130

Net expenses	27,174,391	123,075

Net investment income	15,586,366	143,758

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	(83,662,960)	236,700
Written option contracts expired or closed	(54,066)	—
Net change in unrealized depreciation of:
Investments and foreign currency	(808,518,420)	(924,817)
Written option contracts	(103,358)	—

Net loss on investments	(892,338,804)	(688,117)

Net decrease in net assets resulting from operations	$(876,752,438)	$(544,359)

† Net of Foreign Taxes Withheld of:	$1,821,563	$12,275

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$4,606,016	$—
Interest	721,771	20,791
Income from securities lending	2,992,955	—

Total investment income	8,320,742	20,791

EXPENSES:
Investment advisory fees	4,809,224	4,806
Administration fees	237,261	344
Professional fees	18,996	3,680
Fund accounting fees	51,735	87
Trustee and Officers’ fees and expenses	9,684	20
Custodian fees and expenses	116,850	3,166
Other Expenses	8,903	70

Total expenses	5,252,653	12,173

Net expenses	5,252,653	12,173

Net investment income	3,068,089	8,618

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Investments and foreign currency	(27,395,575)	—
Net change in unrealized depreciation of:
Investments and foreign currency	(212,542,148)	—

Net loss on investments	(239,937,723)	—

Net increase (decrease) in net assets resulting from operations	$(236,869,634)	$8,618

† Net of Foreign Taxes Withheld of:	$149,616	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

	The Market	The Water
	Opportunities	Infrastructure
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$1,143,348	$184,319
Interest	101,504	47,479
Income from securities lending	111,837	6,774

Total investment income	1,356,689	238,572

EXPENSES:
Investment advisory fees	659,329	88,194
Administration fees	19,692	2,481
Professional fees	5,632	5,534
Fund accounting fees	7,566	4,868
Trustee and Officers’ fees and expenses	1,450	116
Custodian fees and expenses	20,128	6,386
Other Expenses	818	104

Total expenses	714,615	107,683

Net expenses	714,615	107,683

Net investment income	642,074	130,889

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	(429,991)	163,472
Written option contracts expired or closed	—	640
Net change in unrealized depreciation of:
Investments and foreign currency	(36,160,366)	(816,918)

Net loss on investments	(36,590,357)	(652,806)

Net decrease in net assets resulting from operations	$(35,948,283)	$(521,917)

† Net of Foreign Taxes Withheld of:	$68,632	$18,475

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Period from February 11,2008ˆ through June 30, 2008 (Unaudited)

The Multi-
Disciplinary
Portfolio

INVESTMENT INCOME:
Interest	$3,481

Total investment income	3,481

EXPENSES:
Investment advisory fees	2,394
Administration fees	98
Professional fees	3,212
Fund accounting fees	628
Custodian fees and expenses	2,355

Total expenses	8,687

Net expenses	8,687

Net investment loss	(5,206)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	146
Written option contracts expired or closed	3,950
Net change in unrealized depreciation of:
Written option contracts	(19,380)

Net loss on investments	(15,284)

Net decrease in net assets resulting from operations	$(20,490)

ˆ	Commencement of operations

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Internet Portfolio		The Global Portfolio
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(Unaudited)	2007	(Unaudited)	2007

OPERATIONS:
Net investment income	$932,004	$2,283,029	$13,057	$140,984
Net realized gain on sale of investments, foreign currency and written options	4,285,874	15,699,622	221,004	295,159
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(36,301,781)	16,152,318	(1,142,280)	(304,486)

Net increase (decrease) in net assets resulting from operations	(31,083,903)	34,134,969	(908,219)	131,657

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	1,607,453	21,788,282	(511,416)	641,520
Withdrawals	(23,984,357)	(25,387,972)	1,299,579	(1,617,402)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(22,376,904)	(3,599,690)	788,163	(975,882)

Total increase (decrease) in net assets	(53,460,807)	30,535,279	(120,056)	(844,225)
NET ASSETS:
Beginning of period	167,838,333	137,303,054	3,142,879	3,987,104

End of period	$114,377,526	$167,838,333	$3,022,823	$3,142,879

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Paradigm Portfolio		The Medical Portfolio
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(Unaudited)	2007	(Unaudited)	2007

OPERATIONS:
Net investment income	$15,586,366	$24,576,262	$143,758	$91,619
Net realized gain (loss) on sale of investments, foreign currency and written options	(83,717,026)	24,227,223	236,700	1,258,860
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(808,621,778)	537,525,297	(924,817)	937,125

Net increase (decrease) in net assets resulting from operations	(876,752,438)	586,328,782	(544,359)	2,287,604

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	285,744,507	2,022,528,529	4,422,133	8,466,891
Withdrawals	(390,223,815)	(130,658,050)	(1,322,254)	(11,493,025)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(104,479,308)	1,891,870,479	3,099,879	(3,026,134)

Total increase (decrease) in net assets	(981,231,746)	2,478,199,261	2,555,520	(738,530)
NET ASSETS:
Beginning of period	4,639,960,427	2,161,761,166	15,504,220	16,242,750

End of period	$3,658,728,681	$4,639,960,427	$18,059,740	$15,504,220

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Small Cap Opportunities Portfolio		The Kinetics Government Money Market Portfolio
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(Unaudited)	2007	(Unaudited)	2007

OPERATIONS:
Net investment income	$3,068,089	$3,464,783	$8,618	$29,647
Net realized gain (loss) on sale of investments, foreign currency and written options	(27,395,575)	10,942,305	—	—
Net change in unrealized appreciation (depreciation) of investments,foreign currency and written options	(212,542,148)	110,493,933	—	—

Net increase (decrease) in net assets resulting from operations	(236,869,634)	124,901,021	8,618	29,647

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	6,578,745	545,055,337	2,053,592	1,384,198
Withdrawals	(251,026,962)	(73,301,302)	(1,202,693)	(1,639,629)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(244,448,217)	471,754,035	850,899	(255,431)

Total increase (decrease) in net assets	(481,317,851)	596,655,056	859,517	(225,784)
NET ASSETS:
Beginning of period	1,087,716,872	491,061,816	1,212,575	1,438,359

End of period	$606,399,021	$1,087,716,872	$2,072,092	$1,212,575

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

			The Water
	The Market Opportunities Portfolio		Infrastructure Portfolio
	For the		For the
	Six Months	For the	Six Months	From June 29,
	Ended	Year Ended	Ended	2007ˆ through
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(Unaudited)	2007	(Unaudited)	2007

OPERATIONS:
Net investment income	$642,074	$351,788	$130,889	$17,366
Net realized gain (loss) on sale of investments, foreign currency and written options	(429,991)	(139,936)	164,112	32,043
Net change in unrealized appreciation (depreciation) of investments,foreign currency and written options	(36,160,366)	15,574,685	(816,918)	33,213

Net increase (decrease) in net assets resulting from operations	(35,948,283)	15,786,537	(521,917)	82,622

NET INCREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	31,336,396	87,609,598	20,388,026	6,511,597
Withdrawals	(15,654,172)	(5,225,769)	(175,398)	(336,774)

Net increase in net assets resulting from beneficial interest transactions	15,682,224	82,383,829	20,212,628	6,174,823

Total increase (decrease) in net assets	(20,266,059)	98,170,366	19,690,711	6,257,445
NET ASSETS:
Beginning of period	115,751,435	17,581,069	6,257,445	—

End of period	$95,485,376	$115,751,435	$25,948,156	$6,257,445

(+)Commencement of operations.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Changes in Net Assets

The Multi-Disciplinary
Portfolio
From February 11,
2008ˆ through
June 30, 2008
(Unaudited)

OPERATIONS:
Net investment loss	$(5,206)
Net realized gain on sale of investments and written options	4,096
Net change in unrealized depreciation of investments and written options	(19,380)

Net decrease in net assets resulting from operations	(20,490)

NET INCREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	521,192
Withdrawals	(18,497)

Net increase in net assets resulting from beneficial interest transactions	502,695

Total increase in net assets	482,205
NET ASSETS:
Beginning of period	—

End of period	$482,205

(+)Commencement of operations.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements
June 30, 2008 (Unaudited)

1.  Organization

The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio (formerly The Internet Emerging Growth Portfolio), The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio, The Market Opportunities Portfolio, The Water Infrastructure Portfolio and The Multi-Disciplinary Portfolio (the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, are “non-diversified” series of the Trust. The Market Opportunities Portfolio commenced operations on January 31, 2006, The Water Infrastructure Portfolio commenced operations on June 29, 2007 and The Multi-Disciplinary Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the funds’ proportionate interests in the Master Portfolio.

Each of the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, seeks to provide investors with long-term capital growth. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Global Portfolio invests primarily in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and secondarily in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets or in the gaming industry. The Water Infrastructure Portfolio invests primarily in securities issued by U.S. and foreign companies involved in water infrastructure and natural resources with a specific water theme and related activities. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, investing primarily in fixed income securities and in derivatives. The Kinetics Government Money Market Portfolio seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing in money market instruments issued by the U.S. Government, its agencies or instrumentalities.

2.  Significant Accounting Policies

Security Valuation
Master Portfolio securities (other than securities held by the Kinetics Government Money Market Portfolio) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

rate, maturity, type of issue, trading characteristics and other market data. Investment securities in The Kinetics Government Money Market Portfolio and instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2008 there were no fair valued securities held by the Master Portfolios.

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

At June 30, 2008 the Paradigm Portfolio received as collateral securities with a total market value of $73,440,000. The detailed list of the securities received as collateral is listed below.

Morgan Stanley Repurchase Agreement, 2.750%, due 7/1/2008, par value $72,000,000 Collateralized by:

Description	Fair Value

FHLMC, Series 3311, Class FK, 2.7769%, 5/15/2037	$4,429,117
FNMA, Series 2003-108, Class BE, 4%, 11/25/2018	12,587,692
FNMA, Series 2003-100, Class PA, 5%, 10/25/2018	23,538,949
FHLMC, Series 3315 Class F, 2.8069%, 5/15/2037	32,884,242

Total	$73,440,000

Written Option Accounting
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

registration of unregistered securities. At June 30, 2008 the Global Portfolio had restricted securities with an aggregate value of $49,200 representing 1.6% of its net assets.

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the feeder funds daily based on their proportionate interests in the respective Master Portfolios.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

Effective June 29, 2007, the Master Portfolios adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Portfolios must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Master Portfolios to analyze all open tax years, as defined by the relevant statute of limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Portfolios include the Federal Government and the state of New York. As of June 30, 2008, open Federal and New York tax years include the tax years ended December 31, 2003 through 2007. The Portfolios have no examination in progress.

The Master Portfolios have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Portfolios’ financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

3.  Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management, Inc. (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio’s average daily net assets. The Sub-Adviser to the Water Infrastructure Portfolio, Aqua Terra Asset Management LLC, receives its compensation from the Adviser at the annual rate of 0.35% of daily net assets of the Water Infrastructure Portfolio. For the six months ended June 30, 2008, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio, The Market Opportunities Portfolio, The Water Infrastructure Portfolio and The Multi-Disciplinary Portfolio incurred expenses of $825,996, $19,725, $25,698,959, $109,567, $4,809,224, $4,806, $659,329, $88,194 and $2,394, respectively, pursuant to the Investment Advisory Agreements.

For the six months ended June 30, 2008, the Trust was allocated $12,000 for the services of the Chief Compliance Officer employed by the Adviser.

4.	Approval of Investment Advisory Contracts by Trustees of Kinetics Portfolios Trust

At a meeting of the Board of Trustees of the Trust held on March 6, 2008, the Board, including all of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), approved the investment advisory agreements with respect to the Internet, Global, Paradigm, Medical, Small Cap Opportunities, Government Money Market, Market Opportunities and Water Infrastructure Portfolios (collectively, the “Advisory Agreements”). In reaching a decision to renew the Advisory Agreements, the Board of Trustees, including all of the Independent Trustees, considered, among others (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the Master Portfolios over the previous six and nine months as

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

well as the three and five-year periods ended December 31, 2007, as compared to the median of their relevant Lipper, Inc. (“Lipper”) peer group(s); (3) the contractual and actual compensation to be paid under the Advisory Agreements as compared to the compensation paid to relevant Lipper peer groups; (4) the expense ratios of the Master Portfolios, with expense waivers, as compared to expense ratios for relevant peer groups of Lipper portfolios; (5) the experience and qualifications of the Adviser’s personnel and the Adviser’s portfolio management capabilities and investment methodologies; (6) the Adviser’s operations, compliance program and policies with respect to the Code of Ethics; (7) the financial condition of the Adviser; (8) the cost of services to be provided by the Adviser and the Adviser’s profitability from each Master Portfolio for the year ended December 31, 2007; (9) the “fall-out” benefits to the Adviser and its affiliates from the relationship with the Master Portfolios; (10) the extent to which economies of scale are relevant given the Master Portfolios’ current asset size and current asset growth potential; and (11) that each Master Portfolio other than the Government Money Market Portfolio, is designed for long-term investors. The Lipper peer group information was provided by U.S. Bancorp Fund Services, LLC, the Company’s administrator. In addition, the Board of Trustees, including all of the Independent Trustees, approved the investment sub-advisory agreement for the Water Infrastructure Portfolio (the “Sub-Advisory Agreement”). The Board considered many of the same factors listed above with regards to the Water Infrastructure Portfolio’s sub-adviser, Aqua Terra Asset Management, LLC (the “Sub-Adviser”), which made a presentation to the Board.

The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Master Portfolios and the Sub-Adviser in advising the Water Infrastructure Portfolio, the profits earned by the Adviser and Sub-Adviser were reasonable in light of the nature, extent and quality of the services provided to each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale.

Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to renew the Advisory and Sub-Advisory Agreements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

5.  Securities Transactions

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2008 were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other

The Internet Portfolio	$—	$4,976,118	$—	$13,064,831
The Global Portfolio	—	3,227,923	—	2,467,608
The Paradigm Portfolio	—	383,241,917	—	180,562,547
The Medical Portfolio	—	4,084,004	—	3,991,038
The Small Cap Opportunities Portfolio	—	21,703,612	—	168,284,738
The Market Opportunities Portfolio	—	24,055,471	—	3,958,392
The Water Infrastructure Portfolio	—	14,223,555	—	950,247
The Multi-Disciplinary Portfolioˆ	—	3,865	—	4,011
ˆCommenced operations on February 11, 2008.

As of December 31, 2007, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Net
	Appreciation	Appreciated	Depreciated	Cost of
	(Depreciation)	Securities	Securities	Investments

The Internet Portfolio	$59,080,642	$64,994,450	$(5,913,808)	$154,094,749
The Global Portfolio	568,385	1,157,597	(589,212)	3,152,934
The Paradigm Portfolio	888,184,667	1,092,780,824	(204,596,157)	4,267,839,561
The Medical Portfolio	672,857	4,257,769	(3,584,912)	20,565,559
The Small Cap Opportunities Portfolio	193,459,774	280,848,603	(87,388,829)	1,122,964,516
The Kinetics Government Money Market Portfolio	—	—	—	1,247,899
The Market Opportunities Portfolio	17,116,198	20,920,938	(3,804,740)	106,146,139
The Water Infrastructure Portfolio	33,303	308,752	(275,449)	7,454,464

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

For the six months ended June 30, 2008, the Master Portfolios wrote the following options:

	Number	Premium
	of Contracts	Amount

The Paradigm Portfolio
Outstanding at the Beginning of Year	80	$109,758
Options Closed	80	109,758

Outstanding at June 30, 2008	—	$—

The Multi-Disciplinary Portfolioˆ
Outstanding at February 11, 2008ˆ	—	$—
Options Written	12,400	45,949
Options Exercised	100	410
Options Expired	100	1,280
Options Closed	100	3,020

Outstanding at June 30, 2008	12,100	$41,239

ˆCommencement of operations.

6.  Portfolio Securities Loaned

As of June 30, 2008, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2008, were as follows:

	Securities	Collateral

The Internet Portfolio	$56,458,394	$58,584,774
The Global Portfolio	96,929	97,416
The Paradigm Portfolio	1,368,187,723	1,421,598,819
The Medical Portfolio	6,779,228	7,091,189
The Small Cap Opportunities Portfolio	170,723,617	180,731,085
The Market Opportunities Portfolio	27,497,397	29,301,981
The Water Infrastructure Portfolio	4,181,821	4,290,507
The Multi-Disciplinary Portfolio	—	—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

7.  Selected Financial Highlights

Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the
	Six Months	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	1.34%(1)	1.34%	1.39%	1.45%	1.50%	1.51%
After expense reduction	1.34%(1)	1.33%	1.33%	1.44%	1.44%	1.51%
Ratio of net investment income to average net assets:
Before expense reduction	1.41%(1)	1.58%	0.17%	1.35%	1.30%	0.99%
After expense reduction	1.41%(1)	1.59%	0.23%	1.36%	1.36%	0.99%
Portfolio turnover rate	4%	15%	11%	12%	42%	69%

	The Global Portfolio
	For the
	Six Months	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	2.42%(1)	1.99%	1.62%	1.73%	1.78%	1.84%
After expense reduction	2.42%(1)	1.98%	1.46%	1.72%	1.73%	1.84%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.83%(1)	3.73%	2.78%	4.30%	2.77%	1.94%
After expense reduction	0.83%(1)	3.74%	2.94%	4.31%	2.82%	1.94%
Portfolio turnover rate	84%	22%	10%	2%	18%	20%

	The Paradigm Portfolio
	For the
	Six Months	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	1.32%(1)	1.33%	1.40%	1.45%	1.52%	1.56%
After expense reduction	1.32%(1)	1.33%	1.32%	1.40%	1.42%	1.46%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.76%(1)	0.75%	0.85%	0.07%	(0.18% )	1.28%
After expense reduction	0.76%(1)	0.75%	0.93%	0.12%	(0.08% )	1.38%
Portfolio turnover rate	5%	8%	3%	5%	52%	20%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

	The Medical Portfolio
	For the
	Six Months	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	1.40% (1)	1.49%	1.44%	1.50%	1.58%	1.53%
After expense reduction	1.40% (1)	1.40%	1.34%	1.49%	1.57%	1.53%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	1.64% (1)	0.42%	0.33%	(0.17% )	(0.33% )	(0.56% )
After expense reduction	1.64% (1)	0.51%	0.43%	(0.16% )	(0.32% )	(0.56% )
Portfolio turnover rate	24%	38%	20%	2%	13%	16%

	The Small Cap Opportunities Portfolio
	For the
	Six Months	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	1.37% (1)	1.34%	1.40%	1.48%	1.55%	1.67%
After expense reduction	1.37% (1)	1.31%	1.27%	1.37%	1.21%	1.49%
Ratio of net investment income to average net assets:
Before expense reduction	0.80% (1)	0.38%	0.30%	0.46%	1.51%	2.88%
After expense reduction	0.80% (1)	0.41%	0.43%	0.57%	1.85%	3.06%
Portfolio turnover rate	3%	17%	6%	4%	96%	180%

	The Kinetics Government
	Money Market Portfolio
	For the
	Six Months	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	1.26% (1)	2.22%	1.56%	1.37%	0.83%	0.79%
After expense reduction	1.26% (1)	2.22%	1.17%	1.37%	0.83%	0.79%
Ratio of net investment income to average net assets:
Before expense reduction	0.89% (1)	2.47%	3.13%	1.58%	0.18%	0.15%
After expense reduction	0.89% (1)	2.47%	3.52%	1.58%	0.18%	0.15%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A	N/A

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

	The Market
	Opportunities Portfolio
	For the
	Six Months	For the	January 31,
	Ended	Year Ended	2006ˆ through
	June 30,	December 31,	December 31,
	2008	2007	2006
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	1.35% (1)	1.44%	1.81%	(1)
After expense reduction	1.35% (1)	1.44%	1.61%	(1)
Ratio of net investment income to average net assets:
Before expense reduction	1.21% (1)	0.61%	0.16%	(1)
After expense reduction	1.21% (1)	0.61%	0.36%	(1)
Portfolio turnover rate	4%	14%	0%

	The Water
	Infrastructure Portfolio
			June 29,
	For the Six		2007ˆ through
	Months Ended		December 31,
	June 30, 2008		2007
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	1.53%	(1)	2.01%	(1)
After expense reduction	1.53%	(1)	2.01%	(1)
Ratio of net investment income to average net assets
Before expense reduction	1.86%	(1)	0.96%	(1)
After expense reduction	1.86%	(1)	0.96%	(1)
Portfolio turnover rate	10%		7%

	The Multi-
	Disciplinary Portfolio
	February 11, 2008ˆ
	through
	June 30, 2008
	(Unaudited)

Ratio of expenses to average net assets:
Before expense reduction	4.54	%(1)
After expense reduction	4.54	%(1)
Ratio of net investment income (loss) to average net assets
Before expense reduction	(2.72)	%(1)
After expense reduction	(2.72)	%(1)
Portfolio turnover rate	N/A

ˆ	Commencement of operations.
(1)	Annualized.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

8.  FAS 157 — Summary of Fair Value Exposure

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Internet Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

		Other
	Investments in	Financial
Description	Securities	Instruments*

Level 1 — Quoted prices	$161,235,856	$—
Level 2 — Other significant observable inputs	11,059,400	—
Level 3 — Significant unobservable inputs	—	—
Total	$172,295,256	$—

The Global Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

		Other
	Investments in	Financial
Description	Securities	Instruments*

Level 1 — Quoted prices	$2,944,373	$—
Level 2 — Other significant observable inputs	166,030	—
Level 3 — Significant unobservable inputs	—	—
Total	$3,110,403	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

The Paradigm Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

		Other
	Investments in	Financial
Description	Securities	Instruments*

Level 1 — Quoted prices	$4,594,999,422	$—
Level 2 — Other significant observable inputs	440,879,850	—
Level 3 — Significant unobservable inputs	—	—
Total	$5,035,879,272	$—

The Medical Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

		Other
	Investments in	Financial
Description	Securities	Instruments*

Level 1 — Quoted prices	$24,305,188	$—
Level 2 — Other significant observable inputs	756,000	—
Level 3 — Significant unobservable inputs	—	—
Total	$25,061,188	$—

The Small Cap Opportunities Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

		Other
	Investments in	Financial
Description	Securities	Instruments*

Level 1 — Quoted prices	$742,973,251	$—
Level 2 — Other significant observable inputs	27,359,317	—
Level 3 — Significant unobservable inputs	—	—
Total	$770,332,568	$—

The Government Money Market Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

		Other
	Investments in	Financial
Description	Securities	Instruments*

Level 1 — Quoted prices	$—	$—
Level 2 — Other significant observable inputs	1,888,000	—
Level 3 — Significant unobservable inputs	—	—
Total	$1,888,000	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

The Market Opportunities Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

		Other
	Investments in	Financial
Description	Securities	Instruments*

Level 1 — Quoted prices	$120,440,677	$—
Level 2 — Other significant observable inputs	3,883,397	—
Level 3 — Significant unobservable inputs	—	—
Total	$124,324,074	$—

The Water Infrastructure Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

		Other
	Investments in	Financial
Description	Securities	Instruments*

Level 1 — Quoted prices	$22,604,923	$—
Level 2 — Other significant observable inputs	9,103,000	—
Level 3 — Significant unobservable inputs	—	—
Total	$31,707,923	$—

The Multi-Disciplinary Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

		Other
	Investments in	Financial
Description	Securities	Instruments*

Level 1 — Quoted prices	$143	$60,619
Level 2 — Other significant observable inputs	427,000	—
Level 3 — Significant unobservable inputs	—	—
Total	$427,143	$60,619

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

9.  New Accounting Pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivative instruments and hedging activities are accounted for, and how derivative instruments affect an entity’s financial performance and financial position. Management is currently evaluating the implications of SFAS 161. The impact and related hedging activities on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

10.  Results of Shareholder Meeting

At a meeting held on December 6, 2007, the Board of Directors of the Company and the Board of Trustees of the Trust, approved: (1) changing the Internet Emerging Growth Fund/Internet Emerging Growth Portfolio (the “Fund/Portfolio”) investment strategy such that it will invest at least 65% of its net assets in the equity securities of foreign companies and U.S. companies with business operations and/or equity or business interests in international markets (the Fund’s/Portfolio’s investment strategy currently requires it to invest at least 80% of its net assets plus any borrowings for investment purposes in the securities of small and medium capitalization U.S. and foreign emerging growth companies engaged in the Internet and Internet-related activities); (2) changing the Fund’s/Portfolio’s fundamental investment restriction relating to industry concentration by eliminating the Fund’s/Portfolio’s ability to concentrate its investments in the Internet and Internet-related industries; and (3) changing the name of the Fund to the Global Fund and the name of the Portfolio to the Global Portfolio. On February 27, 2008, a special meeting of shareholders of the Fund was held and the change in the Fund’s/Portfolio’s fundamental restriction relating to industry concentration was approved. The voting results of the special meeting of shareholders are shown below:

Votes for the Resolution:	Votes against the Resolution:	Abstain:

663,074.109	65,198.924	15,122.001

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2008 (Unaudited)

11.  Information about Proxy Voting

Information regarding how Kinetics Portfolios Trust votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfund.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

12.  Information about the Portfolio Holdings

The Kinetics Portfolios Trust file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Portfolios’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Kinetics Mutual
Funds, Inc.
615 East Michigan Street
Milwaukee, WI 53202
INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Kinetics Asset Management, Inc.
555 Taxter Road
Suite 175
Elmsford, NY 10523
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103
DISTRIBUTOR
Kinetics Funds Distributor, Inc.
555 Taxter Road
Suite 175
Elmsford, NY 10523
ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212
THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of

1

the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
          (Registrant)      Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
          By (Signature and Title)*      /s/ Peter B. Doyle
Peter B. Doyle, President
          Date      September 4, 2008
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
          By (Signature and Title)*      /s/ Peter B. Doyle
Peter B. Doyle, President
          Date      September 4, 2008
          By (Signature and Title)*      /s/ Leonid Polyakov
Leonid Polyakov, Treasurer
          Date      September 4, 2008
* Print the name and title of each signing officer under his or her signature.

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